Registration Nos.33-62061
                                                                  811-7345
                           SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [ ]

                           Pre-Effective Amendment No. __        [ ]

                           Post-Effective Amendment No. 23       [X]

                                           and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                 [ ]

                           Amendment No. 26                      [X]
                            (Check appropriate box or boxes.)

                            CDC NVEST FUNDS TRUST III
--------------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)

                       399 Boylston Street
                       Boston, Massachusetts                   02116
--------------------------------------------------------------------------------
                      (Address of principal executive offices)(Zip Code)

Registrant's Telephone Number, including Area Code    (617) 449-2801
                                                      --------------

                              John E. Pelletier, Esq.
                    CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)
                                     Copy to:
                                John M. Loder, Esq.
                                  Ropes & Gray
                              One International Place
                            Boston, Massachusetts 02110
--------------------------------------------------------------------------------

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[  ] Immediately upon filing pursuant to paragraph (b)
[  ] On (date) pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[X ] On May 1, 2003 pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CDC Nvest logo
--------------------------------------------------------------------------------

CDC Nvest Equity Funds


                                   Prospectus
                                   May 1, 2003


>CDC Nvest AEW Real Estate Fund
     AEW Management and Advisors, L.P.

>CDC Nvest Capital Growth Fund
     Westpeak Global Advisors, L.P.

>CDC Nvest Growth and Income Fund
     Harris Associates L.P.

>CDC Nvest International Equity Fund
     Loomis, Sayles & Company, L.P.

>CDC Nvest Jurika & Voyles Relative Value Fund
     Jurika & Voyles, L.P.

>CDC Nvest Jurika & Voyles Small Cap Growth Fund
     Jurika & Voyles, L.P.

>CDC Nvest Large Cap Growth Fund
     Vaughan, Nelson, Scarborough & McCullough, L.P.

>CDC Nvest Large Cap Value Fund
     Vaughan, Nelson, Scarborough & McCullough, L.P.

>CDC Nvest Select Fund
     Harris Associates L.P.

>CDC Nvest Targeted Equity Fund
     Capital Growth Management Limited Partnership

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest
                                     Funds.

                                 CDC Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                              www.cdcnvestfunds.com

                                  What's Inside

                            Goals, Strategies & Risks
                                     Page X

                              Fund Fees & Expenses
                                     Page X

                                 Management Team
                                     Page X

                                  Fund Services
                                     Page X


                              Financial Performance

                                     Page X

Table of Contents

GOALS, STRATEGIES & RISKS

CDC NVEST AEW REAL ESTATE FUND
CDC NVEST CAPITAL GROWTH FUND
CDC NVEST GROWTH AND INCOME FUND
CDC NVEST INTERNATIONAL EQUITY FUND
CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND
CDC NVEST LARGE CAP GROWTH FUND
CDC NVEST LARGE CAP VALUE FUND
CDC NVEST SELECT FUND
CDC NVEST TARGETED EQUITY FUND

FUND FEES & EXPENSES

FUND FEES & EXPENSES

MORE ABOUT RISK

MORE ABOUT RISK

MANAGEMENT TEAM


MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS
MEET THE FUNDS' PORTFOLIO MANAGERS
ADVISER AND SUBADVISER PAST PERFORMANCE INFORMATION


FUND SERVICES

INVESTING IN THE FUNDS
HOW SALES CHARGES ARE CALCULATED
WAYS TO REDUCE OR ELIMINATE SALES CHARGES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS
ADDITIONAL INVESTOR SERVICES


FINANCIAL PERFORMANCE

FINANCIAL PERFORMANCE


GLOSSARY OF TERMS

GLOSSARY OF TERMS

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks

CDC Nvest AEW Real Estate Fund

Adviser:            AEW Management and Advisors, L.P. ("AEW")
Manager:            Matthew A. Troxell
Category:           Mid-Cap Equity

    Ticker Symbol:       Class A            Class B               Class C
                          NRFAX              NRFBX                 NRCFX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of real estate investment trusts ("REITs") and/or real estate-related companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its real estate, research and securities professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

o Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

o Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have under performed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have over performed.

o Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

o Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

The Fund may also:

o Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

Real estate securities/REITs: Because the Fund concentrates its investments in the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return
   2001         2002
  12.99%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Morgan Stanley REIT Index, an unmanaged index of stocks issued by REITs. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
Average Annual Total Returns                 Past 1   Since Classes A, B and
(for the periods ended December 31, 2002)     Year    C Inception (12/29/00)
--------------------------------------------------------------------------------
Class A - Return Before Taxes                  %                %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions*         %                %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions &        %                %
Sales of Fund Shares*
--------------------------------------------------------------------------------
Class B - Return Before Taxes                  %                %
--------------------------------------------------------------------------------
Class C - Return Before Taxes                  %                %
--------------------------------------------------------------------------------
Morgan Stanley REIT Index**                    %                %
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 12/31/00.

             For past expenses of Classes A, B and C shares, see the
                    section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Capital Growth Fund

Adviser:       CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:    Westpeak Global Advisors, L.P. ("Westpeak")
Manager:       Team Management
Category:      Large-Cap Equity

    Ticker Symbol:   Class A         Class B           Class C
                      NEFCX           NECBX             NECGX

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest substantially all of its assets in the common stock of U.S. large and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of large- and mid-capitalization stocks that exhibit reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Westpeak will seek to construct a portfolio of growth stocks with reasonable relative valuation. The Fund's industry weightings will not vary significantly from the Russell 1000 Growth Index.

Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:


/      earnings growth

/      potential earnings surprises

/      earnings-to-price

/      earnings momentum

In selecting investments for the Fund's portfolio, Westpeak employs the following process:

o Westpeak invests principally in the stock of large- and mid-capitalization companies in the Russell 3000 Growth Index.

o Westpeak screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry characteristics.

o All of the stocks are then screened using various analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

o The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns and which has characteristics similar to that of the Fund's benchmark, the Russell 1000 Growth Index.

The Fund may also:

o     Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment strategies for periods prior to February 16, 1998. The Fund's performance may have been different under its current advisory arrangements and investment strategies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return
1993    1994     1995    1996    1997    1998    1999    2000      2001     2002
7.89%  -1.64%   30.76%  17.05%  17.23%  29.08%  24.74%  -19.52%   -20.46%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                                   Since Class B     Since Class C
(for the periods ended December 31, 2002)                                                        Inception         Inception
                                            Past 1 Year      Past 5 Years     Past 10 Years       (9/13/93)         (12/30/94)
------------------------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                  %             %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on
Distributions*                                  %                  %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on
Distributions & Sales of Fund
Shares*                                         %                  %
------------------------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                  %                                     %
------------------------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                  %                                                     %
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                     %                  %                                     %               %
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated 9/30/93 for Class B shares and 12/31/94 for Class C shares.

      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Growth and Income Fund

Adviser:        CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:     Harris Associates, L.P. ("Harris Associates")
Manager:        Robert M. Levy, Edward S. Loeb and Michael J. Mangan
Category:       Large-Cap Equity

    Ticker Symbol:  Class A           Class B         Class C
                     NEFOX             NEGBX           NECOX

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large- and mid-capitalization companies in any industry.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

The Fund may also:

o Invest in foreign securities traded in U.S. markets (through American Depositary Receipts ("ADRs") or stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.


Foreign securities: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current subadviser assumed that function on July 1, 2002. Therefore, the chart and table reflect results achieved by different subadvisers under different investment strategies. The Fund's performance may have been different under its current advisory arrangements and investment strategies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Return
--------------------------------------------------------------------------------
1993   1994   1995    1996    1997    1998    1999    2000      2001      2002
7.95%  0.99%  35.11%  17.21%  33.43%  23.93%  9.45%  -7.31%   -14.58%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                                   Since Class B     Since Class C
(for the periods ended December 31, 2002)                                                        Inception         Inception
                                            Past 1 Year      Past 5 Years   Past 10 Years        (9/13/93)         (5/1/95)
------------------------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                  %             %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*          %                  %             %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions           %                  %             %
& Sales of Fund Shares*
------------------------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                  %                                 %
------------------------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                  %                                                   %
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**+                     %                  %             %                   %                 %
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 9/30/93 for Class B shares and 5/31/95 for Class C shares.

+ The Russell 1000 Value Index replaced the S&P 500 Index as the Fund's comparative index because CDC IXIS Advisers believes it is more representative of the types of stocks in which the Fund can invest. For the period ended December 31, 2002, the one-year, five-year, ten-year, since 9/30/93 for Class B shares and since 5/31/95 for Class C shares average annual total returns of the S&P 500 Index were __%, __%, __%, __% and __%, respectively.


Class A shares commenced operations 5/6/31.

      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest International Equity Fund

Adviser:          CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:       Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:         Alexander Muromcew, John Tribolet and Eswar Menon
Category:         International Equity

    Ticker Symbol:     Class A           Class B         Class C
                        NEFIX             NEIBX           NECIX

Investment Goal

The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will invest primarily in companies organized or headquartered outside of the United States. The Fund will hold securities from at least three different countries, including those within emerging markets. The Fund will focus on securities with large market capitalizations but may invest in securities with any size capitalizations.


Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Combining careful research with visits with management, Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision-making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

Loomis Sayles uses a "No-Walls Decision MakingSM" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team, which allows the skill and unique perspective of each manager on the team to be leveraged.

The Fund may also:

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

      The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment strategies for periods prior to February 14, 1997. The Fund's performance may have been different under its current advisory arrangements and investment strategies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return
1993    1994   1995   1996    1997    1998    1999    2000       2001      2002
29.39%  8.06%  5.78%  3.27%  -7.56%   6.69%  87.59%  -28.56%   -23.47%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE"), an unmanaged index of the performance of companies representing stock markets in Europe, Australia, New Zealand and the Far East. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                                   Since Class B     Since Class C
(for the periods ended December 31, 2002)                                                        Inception         Inception
                                            Past 1 Year      Past 5 Years   Past 10 Years        (9/13/93)         (12/30/94)
------------------------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                 %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*          %                 %
------------------------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions           %                 %
& Sales of Fund Shares*
------------------------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                 %                                  %
------------------------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                 %                                                    %
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE**                                     %                 %                                  %                 %
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 9/30/93 for Class B shares and 12/31/94 for Class C shares. Class A shares commenced operations 5/21/92.


      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Jurika & Voyles Relative Value Fund


Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Jurika & Voyles, L.P. ("Jurika & Voyles")
Managers:        Guy R. Elliffe, Eric R. Hull and Nicholas E. Moore
Category:        Large Cap Equity


    Ticker Symbol:         Class A       Class B          Class C
                            NJVAX         NJVBX            NJVCX

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

To pursue its investment goal, the Fund invests in equity securities of quality companies with mid to large market capitalizations.

Under normal market conditions, the Fund expects to invest approximately 80%, but no less than 65%, of its total assets in equity securities of companies with market capitalizations within the range of the Russell 1000 Index, a nationally recognized index of mid- and large-cap securities. The Fund's average and median market capitalization will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

When selecting equity securities for the Fund, Jurika & Voyles will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for quality companies that possess several of the following characteristics, although not all of the companies selected will have these attributes:


/ Strong, competitive advantage - companies that "do what they do" better than anyone else are the prime candidates.

/     Clearly defined business focus - companies that "stick to their knitting"
      - focusing only on a particular niche or segment of a broader market.

/ Strong financial health - companies with strong cash flows, low debt-to-total capital ratios, healthy balance sheets and higher returns on equity than the market average.

/ Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

/ Right price - companies that sell at a discount to Jurika & Voyles' estimation of their true value.

/ Catalyst for growth - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

o     Invest in foreign issuers, primarily through Depositary Receipts.

o     Invest in other investment companies.

o     Invest in real estate investment trusts ("REITs").

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance results below reflect results achieved by the Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's adjusted total returns for Class A shares for each calendar year since the first full year of operations of the Fund's predecessor. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Return+
--------------------------------------------------------------------------------
1995    1996    1997    1998   1999    2000    2001     2002
27.78%  20.01%  21.23%  5.85%  11.65%  14.43%  -8.02%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows the Fund's average annual total returns (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception, if shorter) compared to those of the Russell 1000 Index, a nationally recognized index comprised of the 1,000 largest companies within the Russell 3000 Index, based on market capitalization. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------
Average Annual Total Returns+                                                Since Fund
(for the periods ended December 31, 2002)                                    Inception
                                            Past 1 Year      Past 5 Years    (9/30/94)
------------------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                 %              %
------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*          %                 %              %
------------------------------------------------------------------------------------------
  Return After Taxes on Distributions &         %                 %              %
Sales of Fund Shares*
------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                 %              %
------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                 %              %
------------------------------------------------------------------------------------------
Russell 1000 Index**                            %                 %              %
------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes.

+ The returns shown above reflect the results of the Jurika & Voyles Value+Growth Fund through November 30, 2001, whose assets and liabilities were reorganized into the Fund on November 30, 2001. Until November 30, 2001, the Fund's predecessor had only one class of shares and offered those shares without a sales charge. Returns prior to that date have been restated to reflect expenses and sales loads, if applicable, of the Fund's multiple class structure.

Classes A, B and C shares commenced operations on November 30, 2001. During all periods shown, the Fund's total annual operating expenses have been limited under a binding expense cap arrangement. Therefore, the restatement of the Fund's performance to reflect Classes A, B and C expenses is based on the net expenses of these classes after taking into effect the Fund's current expense cap arrangements. See "Fund Fees & Expenses."

      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Jurika & Voyles Small Cap Growth Fund


Adviser:        CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:     Jurika & Voyles, L.P. ("Jurika & Voyles")
Manager:        Team Management
Category:       Small-Cap Equity


    Ticker Symbol:  Class A            Class B            Class C
                     NFBSX              NFBBX              NFBCX

Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in companies that have market capitalization within the capitalization range of the Russell 2000 Index, a nationally recognized index of small-cap companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.


When selecting small-cap companies, Jurika & Voyles will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for small-cap companies that possess several of the following characteristics, although not all of the companies selected will have these attributes:

/ Strong competitive advantage - companies that "do what they do" better than anyone else are prime candidates.

/ Clearly defined business focus - companies that "stick to their knitting," focusing only on a particular niche or segment of a broader market.

/ Strong financial health - companies with strong cash flows, low debt-to-total capital ratios, healthy balance sheets and higher returns on equity than the market average.

/ Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

/ Right price - companies that sell at a discount to Jurika & Voyles' estimation of their true value.

/ Catalyst for growth - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

o     Invest in convertible preferred stock and convertible debt securities.

o     Invest in securities offered in initial public offerings (IPO's).

o     Invest in warrants.

o Invest up to 25% of its total assets in securities of foreign issuers, primarily through sponsored and unsponsored Depositary Receipts. Some examples of Depositary Receipts are American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund will limit its investment in any one foreign country to 5% of its total assets and will invest no more than 5% of its total assets in securities denominated in foreign currencies.


o     Invest in real estate investment trusts ("REITs").

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. The Fund's investment in short-term trading strategies, with respect to intial public offerrings, may make the value of an investment in this Fund fluctuate even more than an investment in other small-cap funds. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.

Foreign securities: Depositary Receipts may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance results below reflect results achieved by the Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's adjusted total returns for Class A shares for each calendar year since the first full year of operations of the Fund's predecessor. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return+
1995    1996    1997     1998      1999    2000      2001      2002
43.08%  24.24%  16.44%  -19.45%   46.50%  -21.42%   -13.55%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Russell 2000 Index, an unmanaged index of the 2000 smallest companies in the Russell 3000 Index. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------
Average Annual Total Returns+                                                Since Fund
(for the periods ended December 31, 2002)                                    Inception
                                            Past 1 Year      Past 5 Years    (9/30/94)
------------------------------------------------------------------------------------------
Class A - Return Before Taxes
------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*
------------------------------------------------------------------------------------------
  Return After Taxes on Distributions &
Sales of Fund Shares*
------------------------------------------------------------------------------------------
Class B - Return Before Taxes
------------------------------------------------------------------------------------------
Class C - Return Before Taxes
------------------------------------------------------------------------------------------
Russell 2000 Index**
------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes.


+ The returns shown above reflect the results of the Jurika & Voyles Small-Cap Fund through November 30, 2001, whose assets and liabilities were acquired by the Fund on November 30, 2001. As a result of this transaction, the Fund assumed the financial and performance history of the Jurika & Voyles Small-Cap Fund. Until November 30, 2001, the

Fund's predecessor had only one class of shares and offered those shares without a sales charge. Returns prior to that date have been restated to reflect expenses and sales loads, if applicable, of the Fund's multiple class structure. Classes A, B and C shares commenced operations on November 30, 2001. During all periods shown, the Fund's total annual operating expenses have been limited under a binding expense cap arrangement. Therefore, the restatement of the Fund's expenses to reflect Classes A, B and C performance is based on the net expenses of these classes after taking into effect the Fund's current expense cap arrangements. See "Fund Fees & Expenses".

      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Large Cap Growth Fund


Adviser:      CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:   Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson")
Managers:     William R. Berger, Brian A. Grove and Curt E. Rohrman
Category:     Large-Cap Equity


    Ticker Symbol:    Class A          Class B           Class C
                       NRLAX            NRLBX             NRLCX

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations that the subadviser believes have better than average long-term growth potential. The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market circumstances, the Fund will invest at least 80% of its net assets in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Growth Index, a nationally recognized index of growth-oriented companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Vaughan Nelson uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

      /     Sustainable competitive advantage

      /     Positive Earnings Trends

      /     Quality Management

      /     Strong Financials

In selecting investments for the Fund's portfolio, Vaughan Nelson employs the following strategy:

o     Screen for companies with at least $1 billion in market capitalization.

o Screen for strong earnings and revenue growth over rolling 1, 3 and 5-year periods.

o Apply growth rate analysis and industry research to select 40-50 strong stocks for the portfolio.

o Vaughan Nelson targets stocks for sale due to underperformance in earnings relative to targets, unfavorable changes in the company or its industry or when price targets are achieved.


The Fund may also:

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

o Invest in foreign securities including American Depositary Receipts , which are securities issued by a U.S. bank that represent shares of a foreign company.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The performance results below reflect the results achieved by the Fund's predecessor under different advisory arrangements and different investment strategies. The Fund's current subadviser assumed that function on July 1, 2001. This chart and table reflect results achieved by the previous adviser for periods prior to July 1, 2001. The Fund's performance may have been different had its current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since the first full year of operations of the Fund's predecessor. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return+
   1999         2000        2001        2002
  54.58%       -9.20%     -22.85%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception, if shorter) compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns+                                    Since Class A Inception        Since Classes B and C
(for the periods ended December 31, 2002)    Past 1 Year               (9/1/98)++               Inception (10/29/99)
----------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes
----------------------------------------------------------------------------------------------------------------------
  Return After Taxes on
Distributions*
----------------------------------------------------------------------------------------------------------------------
  Return After Taxes on
Distributions & Sales of Fund Shares*
----------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes
----------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes
----------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**
----------------------------------------------------------------------------------------------------------------------


+ The returns shown above reflect the results of the Kobrick Growth Fund through November 16, 2001, whose assets and liabilities were reorganized into the Fund on November 16, 2001.

++ Until October 29, 1999, the Fund had only one class of shares and offered those shares without a sales charge. Returns prior to that date for Class A shares have been adjusted to reflect sales loads of the Fund's multiple class structure. See "Fund Fees & Expenses." Class A shares commenced operations on September 1, 1998. Classes B and C shares commenced operations on October 29, 1999.


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 9/30/98 for Class A shares and 10/31/99 for Classes B and C shares.


      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Large Cap Value Fund


Adviser:        CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:     Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
Manager:        Margaret M. Buescher and Mark J. Roach
Category:       Large-Cap Equity


    Ticker Symbol:       Class A               Class B             Class C
                          NEEIX                 NEBIX               NECEX

Investment Goal

The Fund seeks total return from capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Value Index, a nationally recognized index of large-cap companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Vaughan Nelson uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

/     Strong balance sheets

/     Growing cash flows

/     Reasonable valuations based upon discounted cash flow models

/     Stable and proven management teams

/     High relative dividend yield

In selecting investments for the Fund, Vaughan Nelson employs the following strategy:

o It uses a value-driven investment philosophy that selects stocks selling at a relatively low value based upon discounted cash flow models.

o Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven quantitative screens to seek those companies that generally have market capitalizations in excess of $2 billion. These screens create a research universe of 300 to 400 companies.

o Vaughan Nelson then uses fundamental analysis to build a portfolio of 45 to 70 securities consisting of quality companies in the opinion of Vaughan Nelson. This fundamental analysis focuses on the strength of a company's balance sheet, cash flow growth and management.

o Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the company shows a deteriorating financial condition, or when it has repeated negative earnings surprises.


The Fund may also:

o     Invest in convertible and non-convertible preferred stock.

o     Invest in convertible and non-convertible investment grade bonds.

o Invest in foreign securities including American Depositary Receipts, which are securities issued by a U.S. bank that represent shares of a foreign company.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund's current subadviser assumed that function on June 1, 1999. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 1, 1999. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                Total Return
1996    1997    1998    1999     2000    2001     2002
26.61%  22.64%  2.67%  -1.94%    9.01%  -3.52%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                    Since Class A     Since Classes B and C
(for the periods ended December 31, 2002)    Past 1 Year     Past 5 Years    Inception (11/28/95)  Inception (9/15/97)
-----------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes
-----------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*
-----------------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions
& Sales of Fund Shares*
-----------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes
-----------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes
-----------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index**
-----------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 11/30/95 for Class A shares and 9/30/97 for Classes B and C shares.


For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Select Fund

Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Harris Associates L.P. ("Harris Associates")
Managers:        William C. Nygren and Floyd J. Bellman
Category:        Mid-Cap Equity

    Ticker Symbol:        Class A                Class B             Class C
                           NRSAX                  NRSBX               NRSCX

Investment Goal

The Fund seeks long-term capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 (the "1940 Act") to a percentage of assets that it may invest in any one issuer. The Fund could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio. The Fund will normally invest in companies with mid-to-large capitalizations.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

The Fund may also:

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.


Non-diversification: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
Total Return
   2002
   ----%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
                                                          Since Classes A, B
Average Annual Total Returns                 Past 1        and C Inception
(for the periods ended December 31, 2002)    Year             (3/15/01)
--------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions*          %                %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions &
Sales of Fund Shares*                           %                %
--------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                %
--------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                %
--------------------------------------------------------------------------------
S&P 500**                                       %                %
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

**The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 3/31/01.


      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Targeted Equity Fund

Adviser:            Capital Growth Management Limited Partnership ("CGM")
Manager:            G. Kenneth Heebner
Category:           Large-Cap Equity

    Ticker Symbol:         Class A                Class B                Class C
                            NEFGX                  NEBGX                  NEGCX

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.


In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

/     well-established, with records of above-average growth

/     promise of maintaining their leadership positions in their industries

/ likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

o     Invest a significant portion of its assets in a single industry sector.

o     Invest in foreign securities.

o     Invest in other investment companies.

o     Invest in real estate investment trusts ("REITs").

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations.

Focused investment risk: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.


Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
1993    1994     1995    1996    1997    1998    1999    2000     2001      2002
11.29%  -7.05%   38.06%  20.88%  23.54%  33.40%  15.18%  -4.55%   -16.20%
--------------------------------------------------------------------------------

/\
--  Highest Quarterly Return: ____________________%
__
\/  Lowest Quarterly Return: ____________________%

The table below shows how the annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Since Class B     Since Class C
Average Annual Total Returns                                                                     Inception         Inception
(for the periods ended December 31, 2002)   Past 1 Year      Past 5 Years   Past 10 Years        (2/28/97)         (9/01/98)
------------------------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                   %                 %              %
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions*                              %                 %              %
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions
    & Sales of Fund Shares*                     %                 %              %
------------------------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                   %                                                    %
------------------------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                   %                                                                      %
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index**                                 %                 %              %                   %                 %
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 9/30/98 for Class C shares. Class A shares commenced operations 11/27/68.

      For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees
(fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------
                                                               Class A         Class B        Class C
-----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)(1)(2)                    5.75%           None          1.00%(4)
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds,
         as applicable)(2)                                       (3)            5.00%          1.00%
-----------------------------------------------------------------------------------------------------
Redemption fees                                                 None*           None*          None*
-----------------------------------------------------------------------------------------------------

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000, will not be subject to the 1.00% front-end sales charge for exchanges or additional purchases of Class C shares.

*Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


-----------------------------------------------------------------------------------------------------------------------------
                               AEW Real Estate Fund(1)             Capital Growth Fund             Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------
                         Class A     Class B     Class C     Class A    Class B     Class C   Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------------------
Management fees             %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees        %          %*           %*          %          %*         %*         %         %*         %*
-----------------------------------------------------------------------------------------------------------------------------
Other expenses              %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses          %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense reimbursement       %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                             Jurika & Voyles Relative Value      Jurika & Voyles Small Cap
                             International Equity Fund                  Fund(2)                      Growth Fund(3)
-----------------------------------------------------------------------------------------------------------------------------
                         Class A     Class B     Class C     Class A    Class B     Class C   Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------------------
Management fees             % %         %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees        %          %*           %*          %          %*         %*         %         %*         %*
-----------------------------------------------------------------------------------------------------------------------------
Other expenses              %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses          %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense reimbursement       %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                               Large Cap Growth Fund(4)            Large Cap Value Fund(5)               Select Fund(6)
-----------------------------------------------------------------------------------------------------------------------------
                         Class A     Class B     Class C     Class A    Class B     Class C   Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------------------
Management fees             %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees        %          %*           %*          %          %*         %*         %         %*         %*
-----------------------------------------------------------------------------------------------------------------------------
Other expenses              %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses          %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense reimbursement       %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                %           %           %           %          %           %         %          %          %
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------
                                Targeted Equity Fund
------------------------------------------------------------
                         Class A     Class B     Class C
------------------------------------------------------------
Management fees             %           %           %
------------------------------------------------------------
Distribution and/or
service (12b-1) fees        %          %*           %*
------------------------------------------------------------
Other expenses              %           %           %
------------------------------------------------------------
Total annual fund           %           %           %
operating expenses
------------------------------------------------------------

*Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through ________, and will be reevaluated on an annual basis thereafter.

(2) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through December 31, 2004.

(3) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75%, 2.50% and 2.50% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through December 31, 2004.

(4) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through ____________, and will be reevaluated on an annual basis thereafter.

(5) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through __________, and will be reevaluated on an annual basis thereafter.

(6) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through ___________, and will be reevaluated on an annual basis thereafter.

Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


The example assumes that:

o     You invest $10,000 in a Fund for the time periods indicated;

o     Your investment has a 5% return each year;

o     A Fund's operating expenses remain the same; and

o     All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------------------------
                               AEW Real Estate Fund                                Capital Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                  Class A         Class B             Class C         Class A         Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------
                                (1)      (2)        (1)     (2)                   (1)       (2)       (1)       (2)
-----------------------------------------------------------------------------------------------------------------------------
    1 year              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    3 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    5 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
10 years**              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                              Growth and Income Fund                            International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
                  Class A         Class B             Class C         Class A         Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------
                                (1)      (2)        (1)     (2)                   (1)       (2)       (1)       (2)
-----------------------------------------------------------------------------------------------------------------------------
    1 year              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    3 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    5 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
10 years**              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                      Jurika & Voyles Relative Value Fund                Jurika & Voyles Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                  Class A         Class B             Class C         Class A         Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------
                                (1)      (2)        (1)     (2)                   (1)       (2)       (1)       (2)
-----------------------------------------------------------------------------------------------------------------------------
    1 year              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    3 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    5 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
10 years**              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                             Large Cap Growth Fund                                Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------
                  Class A         Class B             Class C         Class A         Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------
                                (1)      (2)        (1)     (2)                   (1)       (2)       (1)       (2)
-----------------------------------------------------------------------------------------------------------------------------
    1 year              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    3 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    5 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
10 years**              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                  Select Fund                                     Targeted Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
                  Class A         Class B             Class C         Class A         Class B            Class C
-----------------------------------------------------------------------------------------------------------------------------
                                (1)      (2)        (1)     (2)                   (1)       (2)       (1)       (2)
-----------------------------------------------------------------------------------------------------------------------------
    1 year              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    3 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
    5 years             $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------
10 years**              $         $         $         $        $            $        $         $         $         $
-----------------------------------------------------------------------------------------------------------------------------

(1)   Assumes redemption at end of period.

(2)   Assumes no redemption at end of period.

* The example is based on the Net Expenses for the 1-year period for AEW Real Estate Fund, Jurika & Voyles Relative Value Fund, Jurika & Voyles Small Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund and Select Fund illustrated in the Example and on the Total Annual Fund Operating expenses for the remaining years. The example is based on Total Annual Fund Operating Expenses for the other Funds for all periods.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

More About Risk



The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds except AEW Real Estate and Select Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than Funds that do not invest in such securities.

Currency Risk (All Funds except AEW Real Estate, Capital Growth and Growth and Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


Emerging Markets Risk (International Equity Fund) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk (Large Cap Value Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.


Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.


Leverage Risk (All Funds except Select Fund) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.


Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Funds except AEW Real Estate and Select Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.


Prepayment Risk (AEW Real Estate and Large Cap Value Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.


Small Capitalization Companies Risk (AEW Real Estate, Capital Growth, International Equity and Jurika & Voyles Small Cap Growth Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which it can be sold.

Management Team

Meet the Funds' Investment Advisers and Subadvisers



The CDC Nvest Funds family currently includes 26 mutual funds with a total of $ ___ billion in assets under management as of December 31, 2002. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers the CDC Nvest Equity Funds except the CDC Nvest Balanced Fund (the "Funds" or each a "Fund"), which, along with the CDC Nvest Balanced Fund, the CDC Nvest Income Funds, CDC Nvest Star Funds and CDC Nvest Tax Free Income Funds, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."


Advisers


CDC IXIS Advisers, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except AEW Real Estate Fund (for which AEW serves as adviser) and Targeted Equity Fund (for which CGM serves as adviser). CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2002, CDC IXIS North America's 14 principal subsidiaries, including 11 affiliated asset management firms and three distribution and service units, collectively had $ ____billion in assets under management. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided to each Fund except AEW Real Estate Fund and Targeted Equity Fund. It also provides general business management and administration to each Fund except AEW Real Estate Fund and Targeted Equity Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Funds. AEW, CGM and the subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2002 as a percentage of each Fund's average daily net assets were ____% for the Capital Growth Fund, ____% for the Growth and Income Fund, ____% for the International Equity Fund, ___% for the Jurika & Voyles Relative Value Fund (after waiver or reimbursement), __% for the Jurika & Voyles Small Cap Growth Fund (after waiver or reimbursement), ___% for the Large Cap Growth Fund (after waiver or reimbursement), __% for the Large Cap Value Fund (after waiver or reimbursement) and __% for the Select Fund (after waiver or reimbursement).

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of CDC IXIS North America. Together with other AEW adviser affiliates, AEW managed $6.3 billion of client capital as of December 31, 2002. For the fiscal year ended January 31, 2003, AEW Real Estate Fund paid ___ % (after waiver or reimbursement) of its average daily net assets to AEW in advisory fees.

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the Targeted Equity Fund since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of CDC IXIS North America and had over $2.8 billion in assets under management as of December 31, 2002. For the fiscal year ended December 31, 2002, Targeted Equity Fund paid ____% of its average daily net assets to CGM in advisory fees.

Subadvisers

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Growth and Income Fund and the Select Fund. Harris Associates, a subsidiary of CDC IXIS North America, managed $30.1 billion in assets as of December 31, 2002, and, together with its predecessor, has managed investments since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships. Prior to July 1, 2002, Westpeak was the subadviser to the Growth and Income Fund. The advisory fee rates under the Fund's agreement with Westpeak are the same as they are under the current agreement with Harris Associates.

Jurika & Voyles, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to Jurika & Voyles Relative Value Fund and Jurika & Voyles Small Cap Growth Fund. Jurika & Voyles, founded in 1983, had discretionary management authority with respect to over $1 billion of assets as of December 31, 2002, for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of CDC IXIS North America. Jurika & Voyles employs a team approach in managing the Jurika & Voyles Small Cap Growth Fund's portfolio.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the International Equity Fund. Loomis Sayles is a subsidiary of CDC IXIS North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $54 billion in assets under management as of December 31, 2002.

Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Large Cap Growth Fund and the Large Cap Value Fund. Vaughan Nelson is a subsidiary of CDC IXIS North America. Originally incorporated in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2002, Vaughan Nelson had $3.6 billion in assets under management. Westpeak, located at 1470 Walnut Street, Boulder, Colorado 80302, serves as subadviser to the Capital Growth Fund.

Westpeak is a subsidiary of CDC IXIS North America. Westpeak employs a team approach in managing the Fund's portfolio. Members of the Fund's portfolio management team include: Robert A. Franz, Westpeak's Chief Investment Officer and Thomas M. Anichini, a Vice President of Westpeak. Founded in 1991, Westpeak had $3.8 billion in assets under management as of December 31, 2002.

Subadvisory Agreements


Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.


Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Management Team

Meet the Funds' Portfolio Managers


Thomas M. Anichini

Thomas M. Anichini is a member of the portfolio team which manages Westpeak's segment of the Capital Growth Fund. He is also a member of the team that manages Westpeak's segment of the CDC Nvest Star Growth Fund and the CDC Nvest Star Value Fund. Mr. Anichini, Vice President and Portfolio Manager of Westpeak Global Advisors, joined the company in October 1999. Prior to joining Westpeak, he was a Principal at Mercer Investment Consulting, Inc. from June 1996 through September 1999. Mr. Anichini received a B.S. from the University of Illinois and an M.B.A. from the University of Chicago. He holds the designation of Chartered Financial Analyst and has over 11 years of investment experience.

Floyd J. Bellman

Floyd J. Bellman has co-managed the Select Fund since its inception. Since February 2000, he has also assisted in managing the Harris Associates segment of CDC Nvest Star Value Fund. Mr. Bellman, Vice President of the Investment Advisory Department and Partner of Harris Associates, joined the firm in 1995. He received a BBA in Finance from the University of Wisconsin-Whitewater. Mr. Bellman holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

William R. Berger

William R. Berger co-manages the Large Cap Growth Fund having previously co-managed the Fund from July 2001 to November 2002. He also co-manages Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Berger, Senior Portfolio Manager, joined the firm in 1998. Prior to joining Vaughan Nelson, he was Vice President and Portfolio Manager at Securities Management and Research, Inc. from 1993 through 1998. Mr. Berger received a B.S. from Miami University (Ohio) and an M.B.A. from the Wharton School at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and Certified Public Accountant. Mr. Berger has over 14 years of investment management experience.

Margaret M. Buescher

Margaret M. Buescher has served as co-manager of the Large Cap Value Fund from June 1999 to August 2000, as sole manager from September 2000 to October 2002 and as co-manager thereafter. She also co-manages Vaughan Nelson's segment of the CDC Nvest Star Value Fund. Ms. Buescher, Senior Portfolio Manager of Vaughan Nelson, joined the company in 1994. Ms. Buescher received a B.A. from Vanderbilt University. She holds the designation of Chartered Financial Analyst and has over 27 years of investment experience.

Guy R. Elliffe

Guy R. Elliffe has co-managed the Jurika & Voyles Relative Value Fund since commencement of operations. He also serves as co-portfolio manager on the value component of the equity portion of the CDC Nvest Balanced Fund. Mr. Elliffe, Senior Vice President, Principal and Director of Research of Jurika & Voyles, joined the company in 1995. Mr. Elliffe received a B.A. from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London. He holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

Robert A. Franz

Robert A. Franz is a member of the portfolio team that manages the Capital Growth Fund. He is also a member of the team that manages Westpeak's segment of the CDC Nvest Star Value and CDC Nvest Star Growth Funds. Mr. Franz is Principal and Chief Investment Officer of Westpeak Global Advisors, which he joined in 1991. He received a B.A. from Pomona College and has over 18 years of investment experience.

Brian A. Grove

Brian A. Grove co-manages the Large Cap Growth Fund. He also co-manages Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Grove, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1997. Mr. Grove received a B.A. and an M.B.A. from Vanderbilt University and a J.D. from the University of Houston and is a member of the Texas Bar. He holds the designation of Chartered Financial Analyst and has over 19 years of investment management experience.

G. Kenneth Heebner

G. Kenneth Heebner has managed the Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 37-year veteran of the investment industry.

Eric R. Hull

Eric R. Hull has co-managed Jurika & Voyles Relative Value Fund since commencement of operations. He also serves as co-portfolio manager on the value component of the equity portion of the CDC Nvest Balanced Fund. Mr. Hull, Senior Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in 1994. Mr. Hull received a B.S. in Business Administration from the University of California at Berkeley. He holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Robert M. Levy

Robert M. Levy serves as portfolio manager to the Growth and Income Fund. He also co-manages the Harris segment of the CDC Nvest Star Value Fund. Mr. Levy is Partner, President and Chief Investment Officer of Harris Associates, which he joined in 1985. Mr. Levy received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Edward S. Loeb

Edward S. Loeb serves as portfolio manager to the Growth and Income Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Mr. Loeb received an M.B.A. from Northwestern University and a B.A. from Princeton University. He holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.

Michael J. Mangan

Michael J. Mangan serves as portfolio manager to the Growth and Income Fund. Mr. Mangan, Portfolio Manager of Harris Associates, joined the firm in 1997. Prior to joining Harris Associates, Mr. Mangan was a Portfolio Manager with Stein Roe & Farnam from 1988 - 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. He is a CPA, holds the designation of Chartered Financial Analyst and has over 13 years of investment management experience.

Eswar Menon

Eswar Menon serves as co-portfolio manager for the International Equity Fund, concentrating on emerging markets. He also co-manages the Loomis Sayles' segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund, and Loomis Sayles Emerging Markets Fund and leads a team of managers responsible for the management of the International segment of the Loomis Sayles Global Technology Fund. Mr. Menon, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management from 1995 until 1999. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, and a B.S. from Indian Institute of Technology, Madras, India. He has over 13 years of investment experience.

Nicholas E. Moore

Nicholas E. Moore has co-managed Jurika & Voyles Relative Value Fund since commencement of operations. He also serves as co-portfolio manager on the value component of the equity portion of the CDC Nvest Balanced Fund. Mr. Moore, Senior Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in June 1998. Prior to joining Jurika & Voyles, Mr. Moore was Vice President and Portfolio Manager at Orbitex Management from January until June 1998. Prior to that he served as portfolio manager for the Franklin Templeton Group from 1986 until January 1998. Mr. Moore received a B.A. from Menlo College in California. He has over 17 years of investment experience.

Alexander Muromcew

Alexander Muromcew serves as co-portfolio manager for the International Equity Fund, concentrating on Asian markets. Mr. Muromcew, Vice President of Loomis Sayles, joined the company in 1999. He also co-manages the Loomis Sayles segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. He received an M.B.A. from Stanford University and a B.A. from Dartmouth College and has over 12 years of investment experience.

William C. Nygren

William C. Nygren has co-managed the Select Fund since its inception. He has also managed Oakmark Select Fund since 1996 and the Oakmark Fund since 2000. Mr. Nygren, Portfolio Manager and Partner, joined Harris Associates in 1983 as an analyst and also served as Director of Research from September 1990 to March 1998. He received an M.S. in Finance from the University of Wisconsin and a B.S. in Accounting from the University of Minnesota. Mr. Nygren has over 21 years of investment management experience.

Mark J. Roach

Mark J. Roach has served as co-portfolio manager of the Large Cap Value Fund since November 2002. He also serves as co-portfolio manager of the CDC Nvest Star Value Fund. Mr. Roach, a Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining the Vaughan Nelson he was a Security Analyst for USAA Investment Management Company from 2001 to 2002, an Equity Analyst with Fifth Third Bank from 1999 to 2001 and a Senior Analyst with The Applied Finance Group, Ltd. from 1998 to 1999. Mr. Roach received a B.A. from Baldwin Wallace College and an M.B.A from the Universit of Chicago. He has over 11 years of investment management experience.

Curt E. Rohrman

Curt E. Rohrman has served as co-portfolio manager of the Large Cap Growth Fund since November 2002. He also serves as co-portfolio manager of Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Rohrman, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson he was a Portfolio Manager with USAA Investment Management Company from 1997 to 2002. Mr. Rohrman received a B.B.A. in finance and marketing from Texas Christian University and an M.B.A. in finance from the University of Texas at Austin. He holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

John Tribolet

John Tribolet serves as co-portfolio manager for the International Equity Fund, concentrating on European markets. He also co-manages the Loomis Sayles segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Tribolet, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management from 1997 until 1999. Mr. Tribolet received a B.S. from Columbia University. He has over 11 years of investment experience.

Matthew A. Troxell

Matthew A. Troxell has managed the AEW Real Estate Fund since its inception. Mr. Troxell joined AEW in 1994 and is a Principal of the company. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 21 years of experience in investment analysis and portfolio management.

Management Team


Adviser and Subadviser Past Performance Information


Adviser - AEW (AEW Composite)


The returns shown below represent composite returns derived from performance data furnished by AEW relating to a group of private accounts managed by AEW Capital Management, L.P. (the "AEW Composite") with substantially similar investment objectives, strategies and policies as the CDC Nvest AEW Real Estate Fund. (AEW is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P. and a subsidiary of CDC IXIS North America.) Matthew Troxell, CDC Nvest AEW Real Estate Fund's portfolio manager, has been the lead manager for the accounts underlying the AEW Composite since July 1999.

The accounts underlying the AEW Composite have not been subject to the same types of expenses to which the CDC Nvest AEW Real Estate Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act of 1940 and the Internal Revenue Code. The AEW Composite's performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the CDC Nvest AEW Real Estate Fund may be subject to more frequent inflows and outflows of assets than the accounts underlying the AEW Composite, which may negatively impact performance. The information regarding the performance of the AEW Composite does not represent CDC Nvest AEW Real Estate Fund's performance. Such information should not be considered a prediction of the future performance of the Fund. CDC Nvest AEW Real Estate Fund commenced operations on September 1, 2000 and has the historical performance record shown on page ____.

The table below shows the average annual total return of the AEW Composite for the one-year period ended December 31, 2002 and for the period from July 1, 1999 through December 31, 2002. The AEW Composite returns are also compared against the Morgan Stanley REIT Index. The past performance data for the AEW Composite has been adjusted to reflect the aggregate management fees and other expenses actually paid by the accounts underlying the AEW Composite and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by CDC Nvest AEW Real Estate Fund are higher than the aggregate fees and expenses paid by the accounts underlying the AEW Composite. The performance of the AEW Composite would have been lower than that shown below if it had been subject to the fees and expenses of CDC Nvest AEW Real Estate Fund.


Average Annual Total Returns (1)

(for the period ended December 31, 2002)
--------------------------------------------------------------------------------
                                 1 Year                  Since July 1, 1999
--------------------------------------------------------------------------------
AEW Composite                    _____%                  _____%
--------------------------------------------------------------------------------
Morgan Stanley REIT Index        _____%                  _____%
--------------------------------------------------------------------------------

(1) The AEW Composite consists of all client accounts whose portfolios were managed by Matthew Troxell at AEW Capital Management, L.P. for the one-year period ending December 31, 2002 and for the period from July 1, 1999 until December 31, 2002 using investment policies and strategies substantially similar to those that are used to manage CDC Nvest AEW Real Estate Fund. The average annual total return for the AEW Composite was calculated using a time-weighted rate of return which differs in part from the prescribed formula used by mutual funds to calculate their returns. The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index. You cannot invest directly in an index. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Subadviser - Harris Associates (Harris Large Cap Value Composite)

The returns shown below represent the returns derived from performance data furnished by Harris Associates relating to a group of accounts advised by Harris Associates with substantially similar investment objectives, strategies and policies as CDC Nvest Growth and Income Fund (the "Harris Large Cap Value Composite").


The accounts underlying the Harris Large Cap Value Composite have not been subject to the same types of expenses to which CDC Nvest Growth and Income Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act of 1940 and the Internal Revenue Code. The Harris Large Cap Value Composite's performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the Fund may be subject to more frequent inflows and outflows of assets than the accounts underlying the Harris Large Cap Value Composite, which may negatively impact performance. The information regarding the performance of the Harris Large Cap Value Composite does not represent CDC Nvest Growth and Income Fund's performance. Such information should not be considered a prediction of the future performance of the Fund. CDC Nvest Growth and Income Fund commenced operations on May 6, 1931, and has the historical performance record shown on page ____. Harris Associates did not become the CDC Nvest Growth and Income Fund's subadviser until July 1, 2002.

The table below shows the average annual total returns for the Harris Large Cap Value Composite for one year and since its inception. The Harris Large Cap Value Composite returns are also compared against the S&P 500 Index and the Russell 1000 Value Index. The past performance data for the Harris Large Cap Value Composite has been adjusted to reflect the aggregate management fees and other expenses actually paid by the accounts underlying the Harris Large Cap Value Composite and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by CDC Nvest Growth and Income Fund are higher than the aggregate fees and expenses paid by the accounts underlying the Harris Large Cap Value Composite. The performance of the Harris Large Cap Value Composite would have been lower than that shown below if they had been subject to the fees and expenses of CDC Nvest Growth and Income Fund.

Average Annual Total Returns (1)                 1 Year          Since Inception
                                                 ------          ---------------
(for the period ended December 31, 2002)

Harris Large Cap Value Composite                 ____%           ____%(2)

Russell 1000 Value Index                         ____%           ____%(2)

S&P 500 Index                                    ____%           ____%(2)

(1) Average Annual Total Returns: The Harris Large Cap Value Composite consists of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage CDC Nvest Growth and Income Fund. The Russell 1000 Value Index is a subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. The S&P 500 Index is a commonly used benchmark of U.S. equity securities. The indices are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Harris Large Cap Value Composite's performance to broad-based market indices. These comparative indices' returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(2) As of inception of the Harris Large Cap Value Composite, July 1, 1998.

Subadviser - Harris Associates (Harris Concentrated Accounts)

The returns shown below represent the returns derived from performance data furnished by Harris Associates relating to a mutual fund (the "Oakmark Select Fund") and a group of accounts (the "Harris Associates Concentrated Composite" and, together with the Oakmark Select Fund, the "Harris Concentrated Accounts") advised by Harris Associates with substantially similar investment objectives, strategies and policies as CDC Nvest Select Fund.


The Harris Concentrated Accounts, and in particular, the accounts underlying the Harris Associates Concentrated Composite, have not been subject to the same types of expenses to which CDC Nvest Select Fund is subject. In addition, the accounts underlying the Harris Associates Concentrated Composite have not been subject to the diversification requirements, investment limitations and other restrictions to which CDC Nvest Select Fund is subject under the Investment Company Act of 1940 and the Internal Revenue Code. The Harris Concentrated Accounts' performance results may have been less favorable had they been subject to these expenses or restrictions or, in the case of the accounts underlying the Harris Associates Concentrated Composite, to other restrictions applicable to investment companies under relevant laws. In addition, CDC Nvest Select Fund may be subject to more frequent inflows and outflows of assets than the Harris Concentrated Accounts, which may negatively impact performance. The information regarding the performance of the Harris Concentrated Accounts does not represent CDC Nvest Select Fund's performance. Such information should not be considered a prediction of the future performance of the Fund. CDC Nvest Select Fund commenced operations on March 15, 2001, and has the historical performance record shown on page ___.

The table below shows the average annual total returns for the accounts underlying the Harris Associates Concentrated Composite and the Oakmark Select Fund for one year, five years and ten years or since inception if shorter. The Harris Concentrated Accounts are also compared against the S&P 500 Index, the Morningstar Mid Cap Value Average and the Lipper Multicap Value Average. The past performance data for the Harris Concentrated Accounts has been adjusted to reflect the management fees and other expenses actually paid by the Harris Concentrated Accounts and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by CDC Nvest Select Fund will be higher than the fees and expenses paid by the Harris Concentrated Accounts. The performance of the Harris Concentrated Accounts would have been lower than that shown below if they had been subject to the fees and expenses of CDC Nvest Select Fund.


Average Annual Total Returns (1)

For the period ending December 31, 2002

                                                1 Year        5 Years       10 Years      Since Inception
                                                ------        -------       --------      ---------------
Harris Associates Concentrated Composite        _____%        _____%        ____%         ____%(2)

S&P 500 Index                                   ____%         _____%        _____%        _____%(2)

Morningstar Mid Cap Value Average               ____%         ____%         _____%        _____%(2)

Lipper Multicap Value Average                   _____%        _____%        _____%        _____%(2)


Oakmark Select Fund                             _____%        _____%            --        _____%(3)

S&P 500 Index                                   _____%        _____%            --        _____%(3)

Morningstar Mid Cap Value Average               _____%        _____%            --        _____%(3)

Lipper Multicap Value Average                   ____%         ____%             --        _____%(3)

(1) Average Annual Total Returns: The Harris Concentrated Accounts consist of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage CDC Nvest Select Fund. The S&P 500 Index is a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Harris Concentrated Accounts' performance to a broad-based market index. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Value and Lipper Multicap Value Averages are each an average of the total returns of mutual funds with an investment style similar to that of the CDC Nvest Select Fund as calculated by Morningstar, Inc. and Lipper, Inc. The Morningstar Mid Cap Value and Lipper Multicap Value Average returns have been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments but do not reflect any sales charges.

(2) As of inception of the Harris Associates Concentrated Composite, January 1, 1991.

(3) As of inception of the Oakmark Select Fund, November 1, 1996.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class B Shares

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o     You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section entitled "How Sales Charges Are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

Class C Shares

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o     You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

o Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem Class A shares within 1 year of purchase.

For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

                                          Class A Sales Charges
   Your Investment       As a % of offering price      As a % of your investment
--------------------------------------------------------------------------------
Less than   $ 50,000              5.75%                          6.10%
--------------------------------------------------------------------------------
$  50,000 - $ 99,999              4.50%                          4.71%
--------------------------------------------------------------------------------
$ 100,000 - $249,999              3.50%                          3.63%
--------------------------------------------------------------------------------
$ 250,000 - $499,999              2.50%                          2.56%
--------------------------------------------------------------------------------
$ 500,000 - $999,999              2.00%                          2.04%
--------------------------------------------------------------------------------
 $1,000,000 or more*              0.00%                          0.00%
--------------------------------------------------------------------------------

* For purchases of Class A shares of the Fund of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another CDC Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

          ---------------------------------------------------------
                  Class B Contingent Deferred Sales Charges
          ---------------------------------------------------------
          Year Since Purchase             CDSC on Shares Being Sold
          ---------------------------------------------------------
          1st                             5.00%
          ---------------------------------------------------------
          2nd                             4.00%
          ---------------------------------------------------------
          3rd                             3.00%
          ---------------------------------------------------------
          4th                             3.00%
          ---------------------------------------------------------
          5th                             2.00%
          ---------------------------------------------------------
          6th                             1.00%
          ---------------------------------------------------------
          thereafter                      0.00%
          ---------------------------------------------------------

Class C Shares

The offering price of Class C shares is their net asset value, plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another CDC Nvest Fund.

          ---------------------------------------------------------
                  Class C Contingent Deferred Sales Charges
          ---------------------------------------------------------
          Year Since Purchase             CDSC on Shares Being Sold
          ---------------------------------------------------------
          1st                             1.00%
          ---------------------------------------------------------
               thereafter                 0.00%
          ---------------------------------------------------------

Accounts established in other CDC Nvest Funds prior to December 1, 2000, will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

o     is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day that is one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

o     increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Funds

If you exchange shares of a Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC and conversion into Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services

Ways to Reduce or Eliminate Sales Charges


Class A Shares


Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares (described in the chart on the previous page), including:

o Letter of Intent -- allows you to purchase Class A shares of any CDC Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

o Combining Accounts -- allows you to combine shares of multiple CDC Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.


These privileges do not apply to the SIMPLE IRAs, or to Money Market Funds unless shares are purchased through an exchange from another CDC Nvest Fund.

Class A or Class C Shares


Eliminating Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

o Fund Trustees and other individuals who are affiliated with any CDC Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in CDC Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any CDC Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a front-end sales charge) to repurchase Class A or Class C shares, respectively, of any CDC Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify CDC Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Classes A, B or C Shares


Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a Retirement Plan (a plan termination or total plan redemption may incur a CDSC);

o     to make payments through a systematic withdrawal plan; or

o     due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or CDC Nvest Funds. Check the Statement of Additional Information (the "SAI") for details.

Fund Services

It's Easy to Open an Account

To Open an Account with CDC Nvest Funds:

1. Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

------------------------------------------------------------------------------------------------------------------------------------
                  Type of Account                     Minimum to Open        Minimum to Open an Account Using       Minimum Existing
                                                        an Account       Investment Builder or Payroll Deduction      for Accounts
------------------------------------------------------------------------------------------------------------------------------------
Any account other than those listed below                  $2,500                          $25                           $100
------------------------------------------------------------------------------------------------------------------------------------
Accounts registered under the Uniform Gifts to
Minors Act ("UGMA") or the Uniform Transfers to
Minors Act ("UTMA")                                        $2,500                          $25                           $100
------------------------------------------------------------------------------------------------------------------------------------
Individual Retirement Accounts ("IRAs")                     $500                           $25                           $100
------------------------------------------------------------------------------------------------------------------------------------
Coverdell Education Savings Accounts                        $500                           $25                           $100
------------------------------------------------------------------------------------------------------------------------------------
Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh plans           $250                           $25                           $100

------------------------------------------------------------------------------------------------------------------------------------
Payroll Deduction Investment Programs for SARSEP*,
SEP, SIMPLE IRA, 403(b)(7) and certain other
retirement plans                                             $25                           N/A                           $25
------------------------------------------------------------------------------------------------------------------------------------

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

CDC Nvest Funds Personal Access Line(R)

800-225-5478, press 1

CDC Nvest Funds Web Site

www.cdcnvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o     order duplicate account statements; and

o     obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services

Buying Shares

                                                   Opening an Account                     Adding to an Account
Through Your Investment Dealer
                                          o   Call your investment dealer for information about opening or adding to an account.

By Mail
                                          o   Make out a check in U.S. dollars    o   Make out a check in U.S.
                                              for the investment amount,              dollars for the investment
                                              payable to "CDC Nvest Funds."           amount, payable to "CDC Nvest
                                              Third party checks and "starter"        Funds."  Third party checks and
                                              checks will not be accepted.            "starter" checks will not be accepted.

                                          o   Mail the check with your            o   Fill out the investment slip
[envelope icon]                               completed application to CDC            from an account statement or
                                              Nvest Funds, P.O. Box 8551,             include a letter specifying the
                                              Boston, MA 02266-8551.                  Fund name, your class of shares,
                                                                                      your account number and
                                                                                      the registered account name(s).

By Exchange (See the section entitled "Exchanging Shares" for more details.)

                                          o   Obtain a current prospectus for     o   Call your investment dealer or
[exchange icon]                               the Fund into which you are             CDC Nvest Funds at 800-225-5478 or
                                              exchanging by calling your              visit www.cdcnvestfunds.com to
                                              investment dealer or CDC Nvest          request an exchange.
                                              Funds at 800-225-5478.

                                          o   Call your investment dealer
                                              or CDC Nvest Funds or visit
                                              www.cdcnvestfunds.com to
                                              request an exchange.

By Wire
                                          o   Call CDC Nvest Funds at             o   Visit www.cdcnvestfunds.com to
                                              800-225-5478 to obtain an account       add shares to your account by wire.
                                              number and wire transfer                Instruct your bank to transfer funds
                                              instructions.  Your bank may            to State Street Bank & Trust Company,
[wire icon]                                   charge you for such a transfer.         ABA# 011000028, and DDA # 99011538.

                                                                                  o   Specify the Fund name, your
                                                                                      class of shares, your account number
                                                                                      and the registered account name(s).
                                                                                      Your bank may charge you for such a
                                                                                      transfer.

Through Automated Clearing House ("ACH")
                                          o   Ask your bank or credit union       o   Call CDC Nvest Funds at
                                              whether it is a member of the           800-225-5478 or visit
[ACH icon]                                    ACH system.                             www.cdcnvestfunds.com to add shares
                                                                                      to your account through ACH.

                                          o   Complete the "Bank Information"     o   If you have not signed up for
                                              section on your account                 the ACH system, please call CDC Nvest
                                              application.                            Funds or visit www.cdcnvestfunds.com
                                                                                      for a Service Options Form.
                                          o   Mail your completed application
                                              to CDC Nvest Funds, P.O. Box 8551,
                                              Boston, MA 02266-8551.

Automatic Investing Through Investment Builder

                                          o   Indicate on your application        o   Please call CDC Nvest Funds at
[builder icon]                                that you would like to begin an         800-225-5478 or visit
                                              automatic investment plan through       www.cdcnvestfunds.com for a Service
                                              Investment Builder and the amount       Options Form.  A signature guarantee
                                              of the monthly investment ($25          may be required to add this privilege.
                                              minimum).


                                          o   Include a check marked "Void" or    o   See the section entitled
                                              a deposit slip from your bank           "Additional Investor Services."
                                              account.

Fund Services

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer
                                       o    Call your investment dealer for
                                            information.

By Mail

                                       o    Write a letter to request a
                                            redemption. Specify the name of your
                                            Fund, class of shares, account
                                            number, the exact registered account
                                            name(s), the number of shares or the
                                            dollar amount to be redeemed and the
                                            method by which you wish to receive
                                            your proceeds. Additional materials
                                            may be required. See the section
                                            entitled "Selling Shares in
                                            Writing."

[envelope icon]                        o    The request must be signed by all of
                                            the owners of the shares and must
                                            include the capacity in which they
                                            are signing, if appropriate.

                                       o    Mail your request by regular mail to
                                            CDC Nvest Funds, P.O. Box 8551,
                                            Boston, MA 02266-8551, or by
                                            registered, express or certified
                                            mail to CDC Nvest Funds, 66 Brooks
                                            Drive, Braintree, MA 02184.

                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter.
                                            Proceeds delivered by mail will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order.

By Exchange (See the section entitled "Exchanging Shares" for more details.)

                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.

[exchange icon]                        o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            exchange.

By Wire

                                       o    Complete the "Bank Information"
                                            section on your account application.

[wire icon]                            o    Call CDC Nvest Funds at 800-225-5478
                                            or visit www.cdcnvestfunds.com or
                                            indicate in your redemption request
                                            letter (see above) that you wish to
                                            have your proceeds wired to your
                                            bank.

                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds. Your bank may charge you a
                                            fee to receive the wire.

Through Automated Clearing House

                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.

                                       o    Complete the "Bank Information"
                                            section on your account application.

[ACH icon]                             o    If you have not signed up for the
                                            ACH system on your application,
                                            please call CDC Nvest Funds at
                                            800-225-5478 or visit
                                            www.cdcnvestfunds.com for a Service
                                            Options Form.

                                       o    Call CDC Nvest Funds or visit
                                            www.cdcnvestfunds.com to request an
                                            ACH redemption.

                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.

By Telephone

                                       o    Call CDC Nvest Funds at 800-225-5478
[telephone icon]                            to choose the method you wish to use
                                            to redeem your shares. You may
                                            receive your proceeds by mail, by
                                            wire or through ACH (see above).

By Systematic Withdrawal Plan (See the section entitled "Additional Investor Services" for more details.)

                                       o    Call CDC Nvest Funds at 800-225-5478
                                            or your financial representative for
                                            more information.

[systematic icon]                      o    Because withdrawal payments may have
                                            tax consequences, you should consult
                                            your tax adviser before establishing
                                            such a plan.

Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o     your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

o the proceeds are sent by check, wire, or in some circumstances ACH to a bank account other than a previously established bank on file.

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o     a financial representative or securities dealer;

o     a federal savings bank, cooperative, or other type of bank;

o     a savings and loan or other thrift institution;

o     a credit union; or

o     a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

Seller (Account Type)                                       Requirements for Written Requests
Qualified retirement benefit plans (except CDC Nvest Funds  o    The request must include the signatures of all those
prototype documents)                                             authorized to sign, including title.


                                                            o    Signature guarantee, if applicable (see above).


Individual Retirement Accounts                              o    Additional documentation and distribution forms may
                                                                 be required.


Individual, joint, sole proprietorship, UGMA/UTMA           o    The request must include the signatures of all
(minor accounts)                                                 persons authorized to sign, including title, if
                                                                 applicable.

                                                            o    Signature guarantee, if applicable (see above).

                                                            o    Additional documentation may be required.


Corporate or association accounts                           o    The request must include the signatures of all
                                                                 persons authorized to sign, including title.


Owners or trustees of trust accounts                        o    The request must include the signatures of all
                                                                 trustees authorized to sign, including title.

                                                            o    If the names of the trustees are not registered on
                                                                 the account, please provide a copy of the trust
                                                                 document certified within the past 60 days.

                                                            o    Signature guarantee, if applicable (see above).


Joint tenancy whose co-tenants are deceased                 o    The request must include the signatures of all
                                                                 surviving tenants of the account.

                                                            o    Copy of the death certificate.

                                                            o    Signature guarantee if proceeds check is issued to
                                                                 other than the surviving tenants.


Power of Attorney (POA)                                     o    The request must include the signatures of the
                                                                 attorney-in-fact, indicating such title.

                                                            o    A signature guarantee.

                                                            o    Certified copy of the POA document stating it is
                                                                 still in full force and effect, specifying the exact
                                                                 Fund and account number, and certified within 30 days
                                                                 of receipt of instructions.*




Executors of estates, administrators,                       o    The request must include the signatures of all those
guardians, conservators                                          authorized to sign, including capacity.

                                                            o    A signature guarantee.

                                                            o    Certified copy of court document where signer derives
                                                                 authority, e.g., Letters of Administration,
                                                                 Conservatorship and Letters Testamentary.*



* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another CDC Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the CDC Nvest Fund or Money Market Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                                             Situation

The Fund may suspend the right of redemption or postpone payment for    o     When the New York Stock Exchange (the "Exchange") is
more than 7 days:                                                             closed (other than a weekend/holiday)

                                                                        o     During an emergency

                                                                        o     Any other period permitted by the SEC


The Fund reserves the right to suspend account services or refuse       o     With a notice of a dispute between registered owners
transaction requests:

                                                                        o     With suspicion/evidence of a fraudulent act


The Fund may pay the redemption price in whole or in part by a          o     When it is detrimental for a Fund to make cash payment
distribution in kind of readily marketable securities in lieu of              determined in the sole discretion of the adviser or
cash or may take up to 7 days to pay a redemption request in order            subadviser
to raise capital:


The Fund may withhold redemption proceeds until the check or funds      o     When redemptions are made within 10 calendar days of
have cleared:                                                                 purchase by check or ACH of the shares being redeemed


If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.

Small Account Redemption


When your Fund account falls below a set minimum (currently $2,000) as set by the Board of Trustees from time to time, the Fund may close your account and send you the proceeds or may charge a fee. You will have 30 days after being notified of the Fund's intention to close your account or charge a fee to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value =    Total market value of securities + Cash and other assets - Liabilities
                     ----------------------------------------------------------------------
                     Number of outstanding shares


The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Asset Value and Public Offering Price" in the SAI for more details.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

*Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

o Short-term obligations (remaining maturity of less than 60 days)-- amortized cost (which approximates market value).

o Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect its value. In that case, it may be given fair value as determined by or pursuant to the procedures approved by the Board of Trustees at the time the Fund determines net asset value.

o     Options -- last sale price, or if not available, last offering price.

o Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

o All other securities -- fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Dividend Payment Schedule
Annually                        Quarterly
Capital Growth                          AEW Real Estate
Growth and Income
International Equity
Jurika & Voyles Relative Value
Jurika & Voyles Small Cap Growth
Large Cap Growth
Large Cap Value
Select
Targeted Equity


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another CDC Nvest Fund.

Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences


Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, i.e., gains from investments that a Fund held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. AEW Real Estate Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including AEW Real Estate, Jurika & Voyles Relative Value, Jurika & Voyles Small Cap Growth and Targeted Equity Funds) would be reduced by any corporate taxes payable by the REIT.

Under current law, the Fund serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of the Code Section 514(b). If a charitable remainder trust (as defined in the Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Funds' assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Services

Additional Investor Services

Retirement Plans

CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC Nvest Funds Web Site

Visit us at www.cdcnvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important Fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive, speed up the availability of your documents and lower expenses to your Fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.cdcnvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ___________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request.

To be updated.

Glossary of Terms

American Depository Receipts (ADRs) -- Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Debt-to-Total Capital Ratio -- Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company's reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

European Depository Receipts (EDRs) -- Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

FFO Multiple - The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Global Depository Receipts (GDRs) -- Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing. Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.


Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Funds, the
              following documents are available free upon request:

   Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

       Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

     To order a free copy of the Funds' annual or semiannual report or their SAI, contact your financial representative, or the Funds at: CDC IXIS Asset
      Management Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

      Important Notice Regarding Delivery of Shareholder Documents: In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at anytime by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

     Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

      Information about the Funds, including their reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                          Washington, D.C. 20549-0102.

    Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

      CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of CDC Nvest Funds are members of the National Association of Securities
  Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
  The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its Web site at www.NASDR.com.

                   (Investment Company Act File No. 811-4323)
                    (Investment Company Act File No. 811-242)
                   (Investment Company Act File No. 811-7345)
                   (Investment Company Act File No. 811-09945)

CDC Nvest logo

--------------------------------------------------------------------------------

CDC Nvest Equity Funds - Class Y Shares

                                   Prospectus


                                   May 1, 2003


>CDC Nvest AEW Real Estate Fund
         AEW Management and Advisors, L.P.

>CDC Nvest Growth and Income Fund
         Harris Associates L.P.

>CDC Nvest International Equity Fund
         Loomis, Sayles & Company, L.P.

>CDC Nvest Jurika & Voyles Relative Value Fund
         Jurika & Voyles, L.P.

>CDC Nvest Jurika & Voyles Small Cap Growth Fund
         Jurika & Voyles, L.P.

>CDC Nvest Large Cap Growth Fund
         Vaughan, Nelson, Scarborough & McCullough, L.P.

>CDC Nvest Targeted Equity Fund
         Capital Growth Management Limited Partnership

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call CDC Nvest
                                     Funds.

                                 CDC Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116

                                  800-225-5478

                              www.cdcnvestfunds.com

                                  What's Inside

                            Goals, Strategies & Risks
                                     Page X

                              Fund Fees & Expenses
                                     Page X

                                 Management Team
                                     Page X

                                  Fund Services
                                     Page X

                              Financial Performance

                                     Page X

Table of Contents

GOALS, STRATEGIES & RISKS

CDC NVEST AEW REAL ESTATE INCOME FUND
CDC NVEST GROWTH AND INCOME FUND
CDC NVEST INTERNATIONAL EQUITY FUND
CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND
CDC NVEST LARGE CAP GROWTH FUND
CDC NVEST TARGETED EQUITY FUND

FUND FEES & EXPENSES

FUND FEES & EXPENSES

MORE ABOUT RISK

MORE ABOUT RISK

MANAGEMENT TEAM

MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS
MEET THE FUNDS' PORTFOLIO MANAGERS
ADVISER AND SUBADVISER PAST PERFORMANCE INFORMATION

FUND SERVICES

IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS

FINANCIAL PERFORMANCE

FINANCIAL PERFORMANCE

GLOSSARY OF TERMS

GLOSSARY OF TERMS

If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks

CDC Nvest AEW Real Estate Fund

Adviser:            AEW Management and Advisors, L.P. ("AEW")
Manager:            Matthew A. Troxell
Category:           Mid-Cap Equity

        Ticker Symbol:                 Class Y

                                        NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.


Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of real estate investment trusts ("REITs") and/or real estate-related companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.


AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Fund, AEW draws upon the combined expertise of its real estate, research and securities professionals.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

      o Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

      o Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have under performed in price, either in absolute terms or relative to the Fund's universe in general, are generally given greater weight than those that have over performed.

      o Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

      o Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

The Fund may also:

o Hold cash and/or invest up to 100% of its assets in U.S. government securities or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.


 A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to market risks. This means that you may lose money on your investment due to sudden, unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole.

Real estate securities/REITs: Because the Fund concentrates its investments in the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-cap companies: Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. Small-cap companies and REITs, which AEW considers to be those with market capitalizations of $1 billion or less, tend to have more limited markets and resources than companies with larger market capitalizations. Consequently, share prices of small-cap companies and REITs can be more volatile than, and perform differently from, larger company stocks.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.

--------------------------------------------------------------------------------
Total Return
   2001         2002
  13.31%
--------------------------------------------------------------------------------

/\    Highest Quarterly Return: _______________________%
--
__
\/    Lowest Quarterly Return: ________________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Morgan Stanley REIT Index, an unmanaged index of stocks issued by REITs. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
Average Annual Total Returns                        Past 1      Since Class
(for the periods ended December 31, 2002)            Year         Inception
                                                                  (8/31/00)
--------------------------------------------------------------------------------
Class Y - Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on Distributions*
--------------------------------------------------------------------------------
  Return After Taxes on Distributions & Sales of
  Fund Shares*
--------------------------------------------------------------------------------
Morgan Stanley REIT Index**
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.

**    The returns of the Index do not reflect the effect of taxes.


For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Growth and Income Fund

Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Harris Associates, L.P. ("Harris Associates")
Manager:         Robert M. Levy, Edward S. Loeb and Michael J. Mangan
Category:        Large-Cap Equity

        Ticker Symbol:                 Class Y

                                        NEOYX

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large- and mid-capitalization companies in any industry.

Harris Associates uses a value investment philosophy in selecting equity securities. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

The Fund may also:

o Invest in foreign securities traded in U.S. markets (through American Depositary Receipts ("ADRs") or stocks sold in U.S. dollars). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.


Foreign securities: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on July 1, 2002. Therefore, the chart and table reflect results achieved by different subadvisers under different investment strategies. The Fund's performance may have been different under its current advisory arrangements and investment strategies.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.

-------------------------------------------------------------------------------
Total Return

   1999         2000        2001        2002
   9.77%       -6.97%     -13.99%
-------------------------------------------------------------------------------

/\   Highest Quarterly Return: ________________________%
--
__
\/   Lowest Quarterly Return: _________________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater value orientation. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
Average Annual Total Returns                               Since Class Inception
(for the periods ended December 31, 2002)    Past 1 Year         (11/18/98)
--------------------------------------------------------------------------------
Class Y - Return Before Taxes
--------------------------------------------------------------------------------
  Return After Taxes on Distributions*
--------------------------------------------------------------------------------
  Return After Taxes on Distributions &
  Sales of Fund Shares*
--------------------------------------------------------------------------------
Russell 1000 Value Index**+
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 11/30/98.

+ The Russell 1000 Value Index replaced the S&P 500 Index as the Fund's comparative index because CDC IXIS Advisers believes it is more representative of the types of stocks in which the Fund can invest. For the period ended December 31, 2002, the one-year, five-year and since 11/30/98 average annual total returns of the S&P 500 Index were ___%, ___% and ___%, respectively.



For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest International Equity Fund

Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:        Alexander Muromcew, John Tribolet and Eswar Menon
Category:        International Equity

        Ticker Symbol:                Class Y

                                       NEIYX

Investment Goal

The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will invest primarily in companies organized or headquartered outside of the United States. The Fund will hold securities from at least three different countries, including those within emerging markets. The Fund will focus on securities with large market capitalizations but may invest in securities with any size capitalizations.


Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Combining careful research with visits with management, Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision-making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

Loomis Sayles uses a "No-Walls Decision MakingSM" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team, which allows the skill and unique perspective of each manager on the team to be leveraged.

The Fund may also:

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations.

Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment strategies for periods prior to February 14, 1997. The Fund's performance may have been different under its current advisory arrangements and investment strategies.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.

----------------------------------------------------------------------------------------------------------
Total Return
   1994         1995        1996        1997        1998        1999        2000        2001        2002
   8.93%       6.56%       3.95%       -6.74%      7.29%       88.61%     -28.16%     -22.97%
----------------------------------------------------------------------------------------------------------

/\    Highest Quarterly Return: ________________________%
--
__
\/    Lowest Quarterly Return: ________________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index (" MSCI EAFE"), an unmanaged index of the performance of companies representing stock markets in Europe, Australia, New Zealand and the Far East. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

--------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                                    Since Class
(for the periods ended December 31, 2002)                                                        Inception
                                                                 Past 1 Year     Past 5 Year      (9/9/93)
--------------------------------------------------------------------------------------------------------------
Class Y - Return Before Taxes
--------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*
--------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions & Sales of Fund Shares*
--------------------------------------------------------------------------------------------------------------
MSCI EAFE**
--------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

** The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated as of 9/30/93.


For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Jurika & Voyles Relative Value Fund


Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Jurika & Voyles, L.P. ("Jurika & Voyles")
Managers:        Guy R. Elliffe, Eric R. Hull and Nicholas E. Moore
Category:        Large Cap Equity


        Ticker Symbol:                 Class Y

                                        NJVYX

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

To pursue its investment goal, the Fund invests in equity securities of quality companies with mid to large market capitalizations.

Under normal market conditions, the Fund expects to invest approximately 80%, but no less than 65%, of its total assets in equity securities of companies with market capitalizations within the range of the Russell 1000 Index, a nationally recognized index of mid- and large-cap securities. The Fund's average and median market capitalization will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

When selecting equity securities for the Fund, Jurika & Voyles will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for quality companies that possess several of the following characteristics, although not all of the companies selected will have these attributes:


o Strong, competitive advantage - companies that "do what they do" better than anyone else are the prime candidates.

o     Clearly defined business focus - companies that "stick to their knitting"
      - focusing only on a particular niche or segment of a broader market.

o Strong financial health - companies with strong cash flows, low debt-to-total capital ratios, healthy balance sheets and higher returns on equity than the market average.

o Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

o Right price - companies that sell at a discount to Jurika & Voyles' estimation of their true value.

o Catalyst for growth - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

o     Invest in foreign issuers, primarily through Depositary Receipts.

o     Invest in other investment companies.

o     Invest in real estate investment trusts ("REITs").

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The performance results below reflect results achieved by the Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the first full year of operations of the Fund's predecessor.

----------------------------------------------------------------------------------------------
Total Return+
   1995         1996        1997        1998        1999        2000        2001        2002
  28.09%       20.31%      21.54%      6.12%       11.92%      14.71%      -7.87%
----------------------------------------------------------------------------------------------

/\   Highest Quarterly Return: _________________________%
--
__
\/   Lowest Quarterly Return: _________________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception, if shorter) compared to those of the Russell 1000 Index, a nationally recognized index comprised of the 1,000 largest companies within the Russell 3000 Index, based on market capitalization. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------------------------------------
Average Annual Total Returns +               Past 1 Year          Past 5 Years        Since Fund Inception
(for the periods ended December 31, 2002)                                                   (9/30/94)
--------------------------------------------------------------------------------------------------------------
Class Y - Return Before Taxes
--------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*
--------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions &
  Sales of Fund Shares*
--------------------------------------------------------------------------------------------------------------
Russell 1000 Index**
--------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**    The returns of the Index do not reflect the effect of taxes.


+ The returns shown above reflect the results of the Fund' predecessor, the Jurika & Voyles Value+Growth Fund through November 30, 2001, whose assets and liabilities were reorganized into the Fund on November 30, 2001.

For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Jurika & Voyles Small Cap Growth Fund


Adviser:         CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:      Jurika & Voyles, L.P. ("Jurika & Voyles")
Manager:         Team Management
Category:        Small-Cap Equity


        Ticker Symbol:                  Class Y

                                         NFBYX

Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in companies that have market capitalization within the capitalization range of the Russell 2000 Index, a nationally recognized index of small-cap companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect.


When selecting small-cap companies, Jurika & Voyles will emphasize "in-house" research, which includes personal contacts, site visits and meetings with company management. Through this research, Jurika & Voyles looks for small-cap companies that possess several of the following characteristics, although not all of the companies selected will have these attributes:

o Strong competitive advantage - companies that "do what they do" better than anyone else are prime candidates.

o Clearly defined business focus - companies that "stick to their knitting," focusing only on a particular niche or segment of a broader market.

o Strong financial health - companies with strong cash flows, low debt-to-total capital ratios, healthy balance sheets and higher returns on equity than the market average.

o Quality management - companies with experienced management, low turnover and a long-term track record of success in an industry.

o Right price - companies that sell at a discount to Jurika & Voyles' estimation of their true value.

o Catalyst for growth - It is not enough to invest in an inexpensive company. There must be some factor (typically a new product, improving industry trend or economic condition) that will lead to an increase in the price of the stock.

The Fund may also:

o     Invest in convertible preferred stock and convertible debt securities.

o     Invest in securities offered in initial public offerings (IPO's).

o     Invest in warrants.

o Invest up to 25% of its total assets in securities of foreign issuers, primarily through sponsored and unsponsored Depositary Receipts. Some examples of Depositary Receipts are American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund will limit its investment in any one foreign country to 5% of its total assets and will invest no more than 5% of its total assets in securities denominated in foreign currencies.


o     Invest in real estate investment trusts ("REITs").

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. The Fund's investment in short-term trading strategies, with respect to intial public offerrings, may make the value of an investment in this Fund fluctuate even more than an investment in other small-cap funds. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund.

Foreign securities: Depositary Receipts may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The performance results below reflect results achieved by the Fund's predecessor under different advisory arrangements. Because the Fund's current advisory arrangement differs from the advisory arrangement of its predecessor, the past performance results shown below may have been different had the current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the first full year of operations of the Fund's predecessor.

----------------------------------------------------------------------------------------------
Total Return+
   1995         1996        1997        1998        1999        2000        2001        2002
  52.21%       32.16%      23.86%     -14.32%      55.83%     -16.41%     -13.29%
----------------------------------------------------------------------------------------------

/\   Highest Quarterly Return _____________________%
--
__
\/   Lowest Quarterly Return: _____________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the Russell 2000 Index, an unmanaged index of the 2000 smallest companies in the Russell 3000 Index. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

----------------------------------------------------------------------------------------------------------
Average Annual Total Returns+                                                      Since Fund Inception
(for the periods ended December 31, 2002)  Past 1 Year         Past 5 Years              (9/30/94)
----------------------------------------------------------------------------------------------------------
Class Y - Return Before Taxes                  %                    %                       %
----------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*         %                    %                       %
----------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions
  & Sales of Fund Shares*                      %                    %                       %
----------------------------------------------------------------------------------------------------------
Russell 2000 Index                             %                    %                       %
----------------------------------------------------------------------------------------------------------
Morningstar Small Growth Funds Average**       %                    %                       %
----------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average**        %                    %                       %
----------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.


**    The returns of the Index do not reflect the effect of taxes.

+ The returns shown above reflect the results of the Fund's predecessor, the Jurika & Voyles Small-Cap Fund through November 30, 2001, whose assets and liabilities were acquired by the Fund on November 30, 2001. As a result of this transaction, the Fund assumed the financial and performance history of the Jurika & Voyles Small-Cap Fund.

For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Large Cap Growth


Adviser:     CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
Subadviser:  Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson")
Managers:    William R. Berger, Brian A. Grove and Curt E. Rohrman
Category:    Large-Cap Equity


        Ticker Symbol:                  Class Y

                                         NRLYX

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations that the subadviser believes have better than average long-term growth potential. The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies


Under normal market circumstances, the Fund will invest at least 80% of its net assets in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Growth Index, a nationally recognized index of growth-oriented companies. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Vaughan Nelson uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

      o     Sustainable competitive advantage

      o     Positive Earnings Trends

      o     Quality Management

      o     Strong Financials

In selecting investments for the Fund's portfolio, Vaughan Nelson employs the following strategy:

o     Screen for companies with at least $1 billion in market capitalization.

o Screen for strong earnings and revenue growth over rolling 1, 3 and 5-year periods.

o Apply growth rate analysis and industry research to select 40-50 strong stocks for the portfolio.

o Vaughan Nelson targets stocks for sale due to underperformance in earnings relative to targets, unfavorable changes in the company or its industry or when price targets are achieved.


The Fund may also:

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

o Invest in foreign securities including American Depositary Receipts , which are securities issued by a U.S. bank that represent shares of a foreign company.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Because of these and other risks, the Fund may underperform certain other stock funds during periods when large company growth stocks are generally out of favor.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.


For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The performance results below reflect the results achieved by the Fund's predecessor under different advisory arrangements and different investment strategies. The Fund's current subadviser assumed that function on July 1, 2001. This chart and table reflect results achieved by the previous adviser for periods prior to July 1, 2001. The Fund's performance may have been different had its current arrangements been in place during the periods shown.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since the first full year of operations of the Fund's predecessor.

--------------------------------------------------------------------------------
Total Return+
   2000         2001        2002
  -8.87%      -22.65%
--------------------------------------------------------------------------------

/\    Highest Quarterly Return: _________________________%
--
__
\/    Lowest Quarterly Return: _________________________%

The table below shows the Fund's predecessor's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception, if shorter) compared to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies selected for their greater growth orientation. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
Average Annual Total Returns+                  Past 1 Year      Since Class
(for the periods ended December 31, 2002)                   Inception (10/29/99)
--------------------------------------------------------------------------------
Class Y - Return Before Taxes                       %                  %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions*              %                  %
--------------------------------------------------------------------------------
  Return After Taxes on Distributions &
  Sales of Fund Shares*                             %                  %
--------------------------------------------------------------------------------
Russell 1000 Growth Index**                         %                  %
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.

**    The returns of the Index do not reflect the effect of taxes.

The returns of the Index are calculated from October 31, 1999.


+ The returns shown above reflect the results of the Kobrick Growth Fund through November 16, 2001, whose assets and liabilities were reorganized into the Fund on November 16, 2001.

For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks

CDC Nvest Targeted Equity Fund

Adviser:            Capital Growth Management Limited Partnership ("CGM")
Manager:            G. Kenneth Heebner
Category:           Large-Cap Equity

        Ticker Symbol:                   Class Y

                                          NEGYX

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Principal Investment Strategies


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund will generally invest in a focused portfolio of common stocks of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.


In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

o     well-established, with records of above-average growth

o     promise of maintaining their leadership positions in their industries

o likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

      o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

      o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

      o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

      o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may also:

o     Invest a significant portion of its assets in a single industry sector.

o     Invest in foreign securities.

o     Invest in other investment companies.

o     Invest in real estate investment trusts ("REITs").

o Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations.

Focused investment risk: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.


Foreign securities: Subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.


Investments in other investment companies: May indirectly bear service and other fees in addition to its own expenses.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

For additional information see the section entitled "More About Risk."

Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance and those of certain indices of funds with similar objectives. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since its first full year of operations.

--------------------------------------------------------------------------------
Total Return
   2000         2001        2002
  -4.23%      -15.86%
--------------------------------------------------------------------------------

/\   Highest Quarterly Return: ________________________%
--
__
\/   Lowest Quarterly Return: ________________________%

The table below shows the Fund's average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods (or since inception if shorter) compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

--------------------------------------------------------------------------------
Average Annual Total Returns                         Past 1 Year  Since Class
(for the periods ended December 31, 2002)                          Inception
                                                                   (6/30/99)
--------------------------------------------------------------------------------
Class Y - Return Before Taxes
--------------------------------------------------------------------------------
    Return After Taxes on
    Distributions*
--------------------------------------------------------------------------------
    Return After Taxes on Distributions
    & Sales of Fund Shares*
--------------------------------------------------------------------------------
S&P 500 Index**
--------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.

**    The returns of the Index do not reflect the effect of taxes.


For past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

-------------------------------------------------------------------------------
                                                                  All Funds
                                                                   Class Y
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                     None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                 None
-------------------------------------------------------------------------------
Redemption fees                                                      None*
-------------------------------------------------------------------------------

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


------------------------------------------------------------------------------------------------
                         AEW Real Estate      Growth and Income        International Equity
                             Fund(1)                  Fund                     Fund

------------------------------------------------------------------------------------------------
                           Class Y                   Class Y                  Class Y
------------------------------------------------------------------------------------------------
Management fees
------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
------------------------------------------------------------------------------------------------
Other expenses
------------------------------------------------------------------------------------------------
Total annual fund
operating expenses
------------------------------------------------------------------------------------------------
Fee waiver and/or
expense
reimbursement
------------------------------------------------------------------------------------------------
Net expenses
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                        Jurika & Voyles        Jurika & Voyles Small    Large Cap Growth      Targeted Equity
                     Relative Value Fund(2)      Cap Growth Fund(3)          Fund(4)                Fund
----------------------------------------------------------------------------------------------------------------------
                            Class Y                  Class Y                 Class Y              Class Y
----------------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses
----------------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense
reimbursement
----------------------------------------------------------------------------------------------------------------------
Net expenses
----------------------------------------------------------------------------------------------------------------------

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through ________, and will be reevaluated on an annual basis thereafter.

(2) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through December 31, 2004.

(3) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through December 31, 2004.

(4) CDC IXIS Advisers has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.15% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through ____________, and will be reevaluated on an annual basis thereafter.

Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

o You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

o     Your investment has a 5% return each year;

o     A Fund's operating expenses remain the same; and

o     All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



------------------------------------------------------------------------------------------------------------------------
                   AEW Real Estate Fund                Growth and Income Fund            International Equity Fund
------------------------------------------------------------------------------------------------------------------------
                         Class Y                              Class Y                             Class Y
------------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------------
3 years
------------------------------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------------------------------
10 years
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
          Jurika & Voyles Relative    Jurika & Voyles Small Cap      Large Cap Growth      Targeted Equity
                 Value Fund                  Growth Fund                   Fund                 Fund
------------------------------------------------------------------------------------------------------------------------
                  Class Y                     Class Y                     Class Y              Class Y
------------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------------
3 years
------------------------------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------------------------------
10 years
------------------------------------------------------------------------------------------------------------------------

* The example is based on the Net Expenses shown above for the 1-year period for AEW Real Estate Fund, Jurika & Voyles Relative Value Fund, Jurika & Voyles Small Cap Growth Fund and Large Cap Growth Fund illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years. The example is based on Total Annual Fund Operating Expenses for the other Funds for all periods.

More About Risk


The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds except AEW Real Estate Fund) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than Funds that do not invest in such securities.

Currency Risk (All Funds except AEW Real Estate and Growth and Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.


Emerging Markets Risk (International Equity Fund) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.


 Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.


Leverage Risk (All Funds) The risk associated with securities or practices (e.g., borrowing) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.


Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Funds except AEW Real Estate
Fund) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.


Prepayment Risk (AEW Real Estate Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.


Small Capitalization Companies Risk (AEW Real Estate, Jurika & Voyles Small Cap Growth and International Equity Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than the price at which it can be sold.

Management Team

Meet the Funds' Investment Advisers and Subadvisers


The CDC Nvest Funds family currently includes 26 mutual funds with a total of ______________________ in assets under management as of December 31, 2002. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of the CDC Nvest Equity Funds except the CDC Nvest Balanced Fund (the "Funds" or each a "Fund"), which, along with the CDC Nvest Balanced Fund, the CDC Nvest Income Funds, CDC Nvest Star Funds and CDC Nvest Tax Free Income Funds, constitute the "CDC Nvest Funds." CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."


Advisers


CDC IXIS Advisers, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except AEW Real Estate Fund (for which AEW serves as adviser) and Targeted Equity Fund (for which CGM serves as adviser). CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2002, CDC IXIS North America's 14 principal subsidiaries, including 11 affiliated asset management firms and three distribution and service units, collectively had ___________ in assets under management. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided to each Fund except AEW Real Estate Fund and Targeted Equity Fund. It also provides general business management and administration to each Fund except AEW Real Estate Fund and Targeted Equity Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Funds. AEW, CGM and the subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2002 as a percentage of each Fund's average daily net assets were ____% for the Growth and Income Fund, ____% for the International Equity Fund, ___% for the Jurika & Voyles Relative Value Fund (after waiver or reimbursement), __% for the Jurika & Voyles Small Cap Growth Fund (after waiver or reimbursement) and __% for the Large Cap Growth Fund (after waiver or reimbursement).

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. AEW is a subsidiary of CDC IXIS North America. Together with other AEW adviser affiliates, AEW managed $6.3 billion of client capital as of December 31, 2002. For the fiscal year ended January 31, 2003, AEW Real Estate Fund paid ___ % (after waiver or reimbursement) of its average daily net assets to AEW in advisory fees.

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the Targeted Equity Fund since CGM's inception in 1989. It also serves as investment adviser to six additional mutual funds and various institutional investors. CGM is an affiliate of CDC IXIS North America and had over $2.8 billion in assets under management as of December 31, 2002. For the fiscal year ended December 31, 2002, Targeted Equity Fund paid ____% of its average daily net assets to CGM in advisory fees.


Subadvisers


Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to the Growth and Income Fund. Harris Associates, a subsidiary of CDC IXIS North America, managed $30.1 billion in assets as of December 31, 2002, and, together with its predecessor, has managed investments since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships. Prior to July 1, 2002, Westpeak Global Advisors, L.P. was the subadviser to the Growth and Income Fund. The advisory fee rates under the Fund's agreement with Westpeak Global Advisors, L.P. are the same as they are under the current agreement with Harris Associates.

Jurika & Voyles, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to Jurika & Voyles Relative Value Fund and Jurika & Voyles Small Cap Growth Fund. Jurika & Voyles, founded in 1983, had discretionary management authority with respect to over $1 billion of assets as of December 31, 2002, for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of CDC IXIS North America. Jurika & Voyles employs a team approach in managing the Jurika & Voyles Small Cap Growth Fund's portfolio.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to the International Equity Fund. Loomis Sayles is a subsidiary of CDC IXIS North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $54 billion in assets under management as of December 31, 2002. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Large Cap Growth Fund and the Large Cap Value Fund. Vaughan Nelson is a subsidiary of CDC IXIS North America. Originally incorporated in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2002, Vaughan Nelson had $3.6 billion in assets under management.


Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades


In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS North America, CDC IXIS Advisers or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Management Team

Meet the Funds' Portfolio Managers


William R. Berger

William R. Berger co-manages the Large Cap Growth Fund having previously co-managed the Fund from July 2001 to November 2002. He also co-manages Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Berger, Senior Portfolio Manager, joined the firm in 1998. Prior to joining Vaughan Nelson, he was Vice President and Portfolio Manager at Securities Management and Research, Inc. from 1993 through 1998. Mr. Berger received a B.S. from Miami University (Ohio) and an M.B.A. from the Wharton School at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and Certified Public Accountant. Mr. Berger has over 14 years of investment management experience.

Guy R. Elliffe

Guy R. Elliffe has co-managed the Jurika & Voyles Relative Value Fund since commencement of operations. He also serves as co-portfolio manager on the value component of the equity portion of the CDC Nvest Balanced Fund. Mr. Elliffe, Senior Vice President, Principal and Director of Research of Jurika & Voyles, joined the company in 1995. Mr. Elliffe received a B.A. from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London. He holds the designation of Chartered Financial Analyst and has over 22 years of investment experience.

G. Kenneth Heebner

G. Kenneth Heebner has managed the Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 37-year veteran of the investment industry.

Eric R. Hull

Eric R. Hull has co-managed Jurika & Voyles Relative Value Fund since commencement of operations. He also serves as co-portfolio manager on the value component of the equity portion of the CDC Nvest Balanced Fund. Mr. Hull, Senior Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in 1994. Mr. Hull received a B.S. in Business Administration from the University of California at Berkeley. He holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Brian A. Grove

Brian A. Grove co-manages the Large Cap Growth Fund. He also co-manages Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Grove, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1997. Mr. Grove received a B.A. and an M.B.A. from Vanderbilt University and a J.D. from the University of Houston and is a member of the Texas Bar. He holds the designation of Chartered Financial Analyst and has over 19 years of investment management experience.

Robert M. Levy

Robert M. Levy serves as portfolio manager to the Growth and Income Fund. He also co-manages the Harris segment of the CDC Nvest Star Value Fund. Mr. Levy is Partner, President and Chief Investment Officer of Harris Associates, which he joined in 1985. Mr. Levy received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business at the University of Pennsylvania. He holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Edward S. Loeb

Edward S. Loeb serves as portfolio manager to the Growth and Income Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Mr. Loeb received an M.B.A. from Northwestern University and a B.A. from Princeton University. He holds the designation of Chartered Financial Analyst and has over 13 years of investment experience.

Michael J. Mangan

Michael J. Mangan serves as portfolio manager to the Growth and Income Fund. Mr. Mangan, Portfolio Manager of Harris Associates, joined the firm in 1997. Prior to joining Harris Associates, Mr. Mangan was a Portfolio Manager with Stein Roe & Farnam from 1988 - 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. He is a CPA, holds the designation of Chartered Financial Analyst and has over 13 years of investment management experience.

Eswar Menon

Eswar Menon serves as co-portfolio manager for the International Equity Fund, concentrating on emerging markets. He also co-manages the Loomis Sayles' segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund, and Loomis Sayles Emerging Markets Fund and leads a team of managers responsible for the management of the International segment of the Loomis Sayles Global Technology Fund. Mr. Menon, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management from 1995 until 1999. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, and a B.S. from Indian Institute of Technology, Madras, India. He has over 13 years of investment experience.

Nicholas E. Moore

Nicholas E. Moore has co-managed Jurika & Voyles Relative Value Fund since commencement of operations. Mr. Moore, Senior Vice President, Principal and Senior Research Analyst of Jurika & Voyles, joined the company in June 1998. Prior to joining Jurika & Voyles, Mr. Moore was Vice President and Portfolio Manager at Orbitex Management from January until June 1998. Prior to that he served as portfolio manager for the Franklin Templeton Group from 1986 until January 1998. Mr. Moore received a B.A. from Menlo College in California. He has over 17 years of investment experience.

Alexander Muromcew

Alexander Muromcew serves as co-portfolio manager for the International Equity Fund, concentrating on Asian markets. Mr. Muromcew, Vice President of Loomis Sayles, joined the company in 1999. He also co-manages the Loomis Sayles segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. He received an M.B.A. from Stanford University and a B.A. from Dartmouth College and has over 12 years of investment experience.

Curt E. Rohrman

Curt E. Rohrman has served as co-portfolio manager of the Large Cap Growth Fund since November 2002. He also serves as co-portfolio manager of Vaughan Nelson's segment of the CDC Nvest Star Growth Fund. Mr. Rohrman, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2002. Prior to joining Vaughan Nelson he was a Portfolio Manager with USAA Investment Management Company from 1997 to 2002. Mr. Rohrman received a B.B.A. in finance and marketing from Texas Christian University and an M.B.A. in finance from the University of Texas at Austin. He holds the designation of Chartered Financial Analyst and has over 18 years of investment experience.

John Tribolet

John Tribolet serves as co-portfolio manager for the International Equity Fund, concentrating on European markets. He also co-manages the Loomis Sayles segment of the CDC Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr.

Tribolet, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management from 1997 until 1999. Mr. Tribolet received a B.S. from Columbia University. He has over 11 years of investment experience.

Matthew A. Troxell

Matthew A. Troxell has managed the AEW Real Estate Fund since its inception. Mr. Troxell joined AEW in 1994 and is a Principal of the company. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 21 years of experience in investment analysis and portfolio management.

Management Team


Adviser and Subadviser Past Performance Information

Adviser - AEW (AEW Composite)

The returns shown below represent composite returns derived from performance data furnished by AEW relating to a group of private accounts managed by AEW Capital Management, L.P. (the "AEW Composite") with substantially similar investment objectives, strategies and policies as the CDC Nvest AEW Real Estate Fund. (AEW is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P. and a subsidiary of CDC IXIS North America.) Matthew Troxell, CDC Nvest AEW Real Estate Fund's portfolio manager, has been the lead manager for the accounts underlying the AEW Composite since July 1999.

The accounts underlying the AEW Composite have not been subject to the same types of expenses to which the CDC Nvest AEW Real Estate Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act of 1940 and the Internal Revenue Code. The AEW Composite's performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the CDC Nvest AEW Real Estate Fund may be subject to more frequent inflows and outflows of assets than the accounts underlying the AEW Composite, which may negatively impact performance. The information regarding the performance of the AEW Composite does not represent CDC Nvest AEW Real Estate Fund's performance. Such information should not be considered a prediction of the future performance of the Fund. CDC Nvest AEW Real Estate Fund commenced operations on September 1, 2000 and has the historical performance record shown on page ____.

The table below shows the average annual total return of the AEW Composite for the one-year period ended December 31, 2002 and for the period from July 1, 1999 through December 31, 2002. The AEW Composite returns are also compared against the Morgan Stanley REIT Index. The past performance data for the AEW Composite has been adjusted to reflect the aggregate management fees and other expenses actually paid by the accounts underlying the AEW Composite and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by CDC Nvest AEW Real Estate Fund are higher than the aggregate fees and expenses paid by the accounts underlying the AEW Composite. The performance of the AEW Composite would have been lower than that shown below if it had been subject to the fees and expenses of CDC Nvest AEW Real Estate Fund.

Average Annual Total Returns (1)
(for the period ended December 31, 2002)

--------------------------------------------------------------------------------
                                          1 Year             Since July 1, 1999
--------------------------------------------------------------------------------
AEW Composite                             _____%             _____%
--------------------------------------------------------------------------------
Morgan Stanley REIT Index                 _____%             _____%
--------------------------------------------------------------------------------

(1) The AEW Composite consists of all client accounts whose portfolios were managed by Matthew Troxell at AEW Capital Management, L.P. for the one-year period ending December 31, 2002 and for the period from July 1, 1999 until December 31, 2002 using investment policies and strategies substantially similar to those that are used to manage CDC Nvest AEW Real Estate Fund. The average annual total return for the AEW Composite was calculated using a time-weighted rate of return which differs in part from the prescribed formula used by mutual funds to calculate their returns. The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index. You cannot invest directly in an index. The Morgan Stanley REIT Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Subadviser - Harris Associates (Harris Large Cap Value Composite)

The returns shown below represent the returns derived from performance data furnished by Harris Associates relating to a group of accounts advised by Harris Associates with substantially similar investment objectives, strategies and policies as CDC Nvest Growth and Income Fund (the "Harris Large Cap Value Composite").


The accounts underlying the Harris Large Cap Value Composite have not been subject to the same types of expenses to which CDC Nvest Growth and Income Fund is subject nor to the diversification requirements, investment limitations and other restrictions to which the Fund is subject under the Investment Company Act of 1940 and the Internal Revenue Code. The Harris Large Cap Value Composite's performance results may have been less favorable had they been subject to these expenses or restrictions or to other restrictions applicable to investment companies under relevant laws. In addition, the Fund may be subject to more frequent inflows and outflows of assets than the accounts underlying the Harris Large Cap Value Composite, which may negatively impact performance. The information regarding the performance of the Harris Large Cap Value Composite does not represent CDC Nvest Growth and Income Fund's performance. Such information should not be considered a prediction of the future performance of the Fund. CDC Nvest Growth and Income Fund commenced operations on May 6, 1931, and has the historical performance record shown on page ____. Harris Associates did not become the CDC Nvest Growth and Income Fund's subadviser until July 1, 2002.

The table below shows the average annual total returns for the Harris Large Cap Value Composite for one year and since its inception. The Harris Large Cap Value Composite returns are also compared against the S&P 500 Index and the Russell 1000 Value Index. The past performance data for the Harris Large Cap Value Composite has been adjusted to reflect the aggregate management fees and other expenses actually paid by the accounts underlying the Harris Large Cap Value Composite and assumes the reinvestment of all dividends and distributions. The fees and expenses paid by CDC Nvest Growth and Income Fund are higher than the aggregate fees and expenses paid by the accounts underlying the Harris Large Cap Value Composite. The performance of the Harris Large Cap Value Composite would have been lower than that shown below if they had been subject to the fees and expenses of CDC Nvest Growth and Income Fund.

Average Annual Total Returns (1)
(for the period ended December 31, 2002)     1 Year           Since Inception
                                             ------           ---------------

Harris Large Cap Value Composite             ____%            ____%(2)

Russell 1000 Value Index                     ____%            ____%(2)

S&P 500 Index                                ____%            ____%(2)

(1) Average Annual Total Returns: The Harris Large Cap Value Composite consists of all client accounts whose portfolios are managed using investment policies and strategies substantially similar to those that will be used to manage CDC Nvest Growth and Income Fund. The Russell 1000 Value Index is a subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. The S&P 500 Index is a commonly used benchmark of U.S. equity securities. The indices are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Harris Large Cap Value Composite's performance to broad-based market indices. These comparative indices' returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(2)   As of inception of the Harris Large Cap Value Composite, July 1, 1998.

Fund Services

It's Easy to Open an Account

To Open an Account with CDC Nvest Funds:

1. Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

      Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

      A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

      There is no initial or subsequent investment minimum for:

o Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

o Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

o     Separate Accounts of New England Financial, MetLife or their affiliates.

o Wrap Fee Programs of certain broker-dealers not being paid by the Fund, CDC IXIS Advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

o Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

o Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

o Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.


o Former shareholders of the Jurika & Voyles Value + Growth Fund and Jurika & Voyles Small-Cap Fundwho received Class Y shares in the reorganizations of their Funds may continue to purchase Class Y shares of the CDC Nvest Jurika & Voyles Relative Value Fund and CDC Nvest Small Cap Growth Fund, respectively.


3. You should contact CDC Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

You will not receive certificates representing Class Y shares.

Fund Services

Buying Shares

                                                   Opening an Account                     Adding to an Account
Through Your Investment Dealer

                                          o   Call your investment dealer for information about opening or adding to an account.
By Mail
                                          o   Make out a check in U.S.            o   Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.

                                          o   Mail the check with your            o   Fill out the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 8551,             or include a letter specifying
                                              Boston, MA 02266-8551.                  the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).

By Exchange (See the section entitled "Exchanging Shares" for more details.)

                                          o   Obtain a current prospectus         o   Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 to request
                                              investment dealer or CDC Nvest          an exchange.
                                              Funds at 800-225-5478.

                                          o   Call your investment dealer or
                                              CDC Nvest Funds to request an
                                              exchange.
By Wire
                                          o   Call CDC Nvest Funds at             o   Visit www.cdcnvestfunds.com
                                              800-225-5478 to obtain an               to add shares to your account
                                              account number and wire transfer        by wire.  Instruct your bank to
                                              instructions.  Your bank may            transfer funds to State Street
                                              charge you for such a transfer.         Bank & Trust Company, ABA#
[wire icon]                                                                           011000028, and DDA # 99011538.

                                                                                  o   Specify the Fund name, your
                                                                                      class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s).  Your bank
                                                                                      may charge you for such a
                                                                                      transfer.


Through Automated Clearing House ("ACH")

                                         o    Ask your bank or credit             o   Call CDC Nvest Funds at
                                              union whether it is a member of         800-225-5478 to add shares
[ACH icon]                                    the ACH system.                         to your account through ACH.

                                         o    Complete the "Bank                  o   If you have not signed up
                                              Information" section on your            for the ACH system, please call
                                              account application.                    CDC Nvest Funds for a Service
                                                                                      Options Form.
                                         o    Mail your completed
                                              application to CDC Nvest Funds,
                                              P.O. Box 8551, Boston, MA
                                              02266-8551.

Fund Services

Selling Shares

                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer
                                       o    Call your investment dealer for
                                            information.

By Mail
                                       o    Write a letter to request a
                                            redemption. Specify the name of your
                                            Fund, class of shares, account
                                            number, the exact registered account
                                            name(s), the number of shares or the
                                            dollar amount to be redeemed and the
                                            method by which you wish to receive
                                            your proceeds. Additional materials
                                            may be required. See the section
                                            entitled "Selling Shares in
                                            Writing."

[envelope icon]                        o    The request must be signed
                                            by all of the owners of the shares
                                            and must include the capacity in
                                            which they are signing, if
                                            appropriate.

                                       o    Mail your request by regular mail to
                                            CDC Nvest Funds, P.O. Box 8551,
                                            Boston, MA 02266-8551, or by
                                            registered, express or certified
                                            mail to CDC Nvest Funds, 66 Brooks
                                            Drive, Braintree, MA 02184.

                                       o    Your proceeds (less any applicable
                                            CDSC) will be delivered by the
                                            method chosen in your letter.
                                            Proceeds delivered by mail will
                                            generally be mailed to you on the
                                            business day after the request is
                                            received in good order.

By Exchange (See the section entitled "Exchanging Shares" for more details.)

                                       o    Obtain a current prospectus for the
                                            Fund into which you are exchanging
                                            by calling your investment dealer or
                                            CDC Nvest Funds at 800-225-5478.

[exchange icon]                        o    Call CDC Nvest Funds to request an
                                            exchange.

By Wire
                                       o    Complete the "Bank Information"
                                            section on your account application.

[wire icon]                            o    Call CDC Nvest Funds at
                                            800-225-5478 or indicate in your
                                            redemption request letter (see
                                            above) that you wish to have your
                                            proceeds wired to your bank.

                                       o    Proceeds (less any applicable CDSC)
                                            will generally be wired on the next
                                            business day. A wire fee (currently
                                            $5.00) will be deducted from the
                                            proceeds. Your bank may charge you a
                                            fee to receive the wire.

Through Automated Clearing House
                                       o    Ask your bank or credit union
                                            whether it is a member of the ACH
                                            system.

                                       o    Complete the "Bank Information"
                                            section on your account application.

[ACH icon]                             o    If you have not signed
                                            up for the ACH system on your
                                            application, please call CDC Nvest
                                            Funds at 800-225-5478 for a Service
                                            Options Form.

                                       o    Call CDC Nvest Funds to request an
                                            ACH redemption.

                                       o    Proceeds (less any applicable CDSC)
                                            will generally arrive at your bank
                                            within three business days.
By Telephone
                                       o    Call CDC Nvest Funds at 800-225-5478
[telephone icon]                            to choose the method you wish to
                                            use to redeem your shares.  You may
                                            receive your proceeds by mail, by
                                            wire or through ACH (see above).

Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o     your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

o the proceeds are sent by check, wire, or in some circumstances ACH to a bank account other than a previously established bank on file.

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o     a financial representative or securities dealer;

o     a federal savings bank, cooperative, or other type of bank;

o     a savings and loan or other thrift institution;

o     a credit union; or

o     a securities exchange or clearing agency.

Fund Services


Exchanging Shares

You may exchange Class Y shares of your Fund for Class Y shares of any other CDC Nvest Fund that offers Class Y shares or for Class A shares of a Money Market Fund. Former shareholders of the Jurika & Voyles Balanced Fund, Jurika & Voyles Value+Growth Fund and Jurika & Voyles Small-Cap Fund who received Class Y shares of the CDC Nvest Balanced Fund, the Jurika & Voyles Relative Value Fund and Jurika & Voyles Small Cap Growth Fund, respectively, in the reorganization of their Funds may also exchange their shares (load free) for Class A shares of any CDC Nvest Fund that does not offer Class Y shares. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other CDC Nvest Fund which does not offer Class Y shares. Class A shares of any CDC Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any CDC Nvest Fund. All exchanges are subject to the eligibility requirements of the CDC Nvest Fund or Money Market Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other CDC Nvest Fund or Money Market Fund, please read its prospectus carefully. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


Restriction                                                 Situation
The Fund may suspend the right of redemption or postpone    o    When the New York Stock Exchange (
payment for more than 7 days:                                    (the "Exchange") is closed (other
                                                                 than a weekend/holiday)

                                                            o    During an emergency

                                                            o    Any other period permitted by the SEC

The Fund reserves the right to suspend account services     o    With a notice of a dispute between registered
or refuse transaction requests:                                  owners

                                                            o    With suspicion/evidence of a fraudulent act

The Fund may pay the redemption price in whole or in part   o    When it is detrimental for a Fund to make cash
by a distribution in kind of readily marketable                  payments as determined in the sole discretion of the
securities in lieu of cash or may take up to 7 days to           adviser or subadviser

pay a redemption request in order to raise capital:

The Fund may withhold redemption proceeds until the check   o    When redemptions are made within 10 calendar days
or funds have cleared:                                           of purchase by check or ACH of the shares being
                                                                 redeemed

Small Account Redemption

When your Fund account falls below a set minimum (currently $2,000) as set by the Board of Trustees from time to time, the Fund may close your account and send you the proceeds or may charge a fee. You will have 30 days after being notified of the Fund's intention to close your account or charge a fee to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ----------------------------------------------------------------------
                                      Number of outstanding shares


The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Asset Value and Public Offering Price" in the SAI for more details.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by each Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

o Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

o Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

o Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect its value. In that case, it may be given fair value as determined by or pursuant to the procedures approved by the Board of Trustees at the time the Fund determines net asset value.

o     Options -- last sale price, or if not available, last offering price.

o Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

o All other securities -- fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services

Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Dividend Payment Schedule

Annually                                    Quarterly
Growth and Income                           AEW Real Estate
International Equity
Jurika & Voyles Relative Value
Jurika & Voyles Small Cap Growth
Large Cap Growth
Targeted Equity


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another CDC Nvest Fund.

Receive all distributions in cash.

For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478. If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences


Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Distributions derived from net short-term capital gains, i.e., gains from investments that a Fund held one year or less, or investment income are generally taxable at ordinary income rates. If you are a corporation investing in the Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, distributions by the Fund from REITs will not qualify for the corporate dividends-received deduction. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. AEW Real Estate Fund advises shareholders of the proportion of any Fund's dividends that are derived from such interest.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

REITs attempt to minimize their corporate tax costs by distributing at least 90% of their REIT taxable income to their interest holders. If a REIT failed to distribute such a percentage of its REIT taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to its shareholders (including AEW Real Estate, Jurika & Voyles Relative Value and Targeted Equity Funds) would be reduced by any corporate taxes payable by the REIT.

Under current law, the Fund serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of the Code Section 514(b). If a charitable remainder trust (as defined in the Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.


Compensation to Securities Dealers

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the CDC Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Financial Performance


The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ___________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the SAI, which is available without charge upon request.

To be updated.

Glossary of Terms

American Depository Receipts (ADRs) -- Instruments issued by U.S. banks that represent an interest in equity securities held by arrangement with the bank. These instruments can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.


Capital gain distributions -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.

Debt-to-Total Capital Ratio -- Total debt (current and long-term) divided by total capital (debt and equity). This ratio provides information regarding the extent of a company's reliance on debt financing. A high ratio indicates a high degree of financial leverage and a high degree of risk.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

European Depository Receipts (EDRs) -- Instruments issued by European banks that represent an interest in equity securities held by arrangement with the bank. Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

FFO Multiple - The price per share of a REIT divided by its Funds from Operations (FFO). The FFO of a REIT is the measure of its operating performance showing its net income plus depreciation of real estate and excluding gains or losses from sales of property or debt restructuring.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Global Depository Receipts (GDRs) -- Instruments issued by companies and offered in many markets around the world that represent an interest in equity securities held by arrangement with the bank. Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. The ratio may be calculated using "trailing" earnings or estimates of future (or "forward") earnings. Some firms use the inverse ratio for this calculation (i.e., earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.


Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

            If you would like more information about the Funds, the
              following documents are available free upon request:

               Annual and Semiannual Reports -- Provide additional
             information about each Fund's investments. Each report
               includes a discussion of the market conditions and

              investment strategies that significantly affected the
                 Fund's performance during its last fiscal year.

              Statement of Additional Information (SAI) -- Provides
               more detailed information about the Funds and their
               investment limitations and policies, has been filed
              with the SEC and is incorporated into this Prospectus
                                  by reference.

             To order a free copy of the Funds' annual or semiannual
                   report or their SAI, contact your financial
                 representative, or the Funds at: CDC IXIS Asset
               Management Distributors, L.P., 399 Boylston Street,
                                Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

               Important Notice Regarding Delivery of Shareholder
               Documents: In our continuing effort to reduce your
            fund's expenses and the amount of mail that you receive
            from us, we combine mailings of prospectuses, annual or
                 semiannual reports and proxy statements to your
                household. If more than one family member in your
              household owns the same fund or funds described in a
             single prospectus, report or proxy statement, you will
                receive one mailing unless you request otherwise.
            Additional copies of our prospectuses, reports or proxy
                statements may be obtained at anytime by calling
              800-225-5478. If you are currently receiving multiple
               mailings to your household and would like toreceive
               only one mailing or if you wish to receive separate
                mailings for each member of your household in the
              future, please call us at the telephone number listed
              above and we will resume separate mailings within 30
                              days of your request.

              Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

              Information about the Funds, including their reports
                and SAI, can be reviewed and copied at the Public
            Reference Room of the SEC in Washington, D.C. Text-only
            copies of the Funds' reports and SAI are available free
            from the SEC's Internet site at: www.sec.gov. Copies of
              this information may also be obtained, after paying a
            duplicating fee, by electronic request at the following
              E-mail address: publicinfo@sec.gov, or by writing the
                SEC's Public Reference Section, Washington, D.C.
                                   20549-0102.

              Information on the operation of the Public Reference
                   Room may be obtained by calling the SEC at
                                 1-202-942-8090.

            CDC IXIS Asset Management Distributors, L.P., and other
             firms selling shares of CDC Nvest Funds are members of
              the National Association of Securities Dealers, Inc.
              (NASD). As a service to investors, the NASD has asked
            that we inform you of the availability of a brochure on
               its Public Disclosure Program. The program provides
             access to information about securities firms and their
                 representatives. Investors may obtain a copy by
             contacting the NASD at 800-289-9999 or by visiting its
                           Web site at www.NASDR.com.

                   (Investment Company Act File No. 811-4323)
                    (Investment Company Act File No. 811-242)
                   (Investment Company Act File No. 811-7345)
                   (Investment Company Act File No. 811-09945)

CDC Nvest Funds(SM)
    CDC IXIS Asset Management Distributors

CDC NVEST AEW REAL ESTATE FUND
CDC NVEST BALANCED FUND
CDC NVEST CAPITAL GROWTH FUND
CDC NVEST GROWTH AND INCOME FUND
CDC NVEST INTERNATIONAL EQUITY FUND
CDC NVEST JURIKA & VOYLES RELATIVE VALUE FUND
CDC NVEST JURIKA & VOYLES SMALL CAP GROWTH FUND
CDC NVEST LARGE CAP GROWTH FUND
CDC NVEST LARGE CAP VALUE FUND
CDC NVEST SELECT FUND
CDC NVEST TARGETED EQUITY FUND



Statement of Additional Information - PART I


May 1, 2003

      This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2003 (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.

      Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds as well as other CDC Nvest Funds. CDC Nvest Balanced Fund, CDC Nvest Capital Growth Fund, CDC Nvest International Equity Fund, CDC Nvest Jurika & Voyles Relative Value Fund, CDC Nvest Large Cap Growth Fund and CDC Nvest Targeted Equity Fund are each a diversified fund and a series of CDC Nvest Funds Trust I, a registered open-end management investment company that offers a total of fifteen funds. CDC Nvest Growth and Income Fund is a diversified fund and a series of CDC Nvest Funds Trust II, a registered open-end management investment company that offers a total of five funds. CDC Nvest Jurika & Voyles Small Cap Growth Fund and CDC Nvest Large Cap Value Fund are each a diversified fund and a series of CDC Nvest Funds Trust III, a registered open-end management investment company that currently offers a total of three funds. CDC Nvest Select Fund is a non-diversified fund and a series of CDC Nvest Funds Trust III. CDC Nvest AEW Real Estate Fund is a diversified fund and a series of CDC Nvest Companies Trust I, a registered open-end management investment company that currently offers one fund. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I are collectively referred to in Part I of this Statement as the "Trusts" and are each referred to as a "Trust."


      The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into Part I of this Statement. Each Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478.

                                                                            XS33

                                Table of Contents


                                     Part I                                 Page
                                                                            ----
Investment Restrictions
Fund Charges and Expenses
Ownership of Fund Shares
Investment Performance of the Funds

                                     Part II

Miscellaneous Investment Practices
Management of the Trusts
Portfolio Transactions and Brokerage
Description of the Trusts and Ownership of Shares
Portfolio Turnover
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges
Shareholder Services
Redemptions
Standard Performance Measures
Income Dividends, Capital Gain Distributions and Tax Status
Financial Statements
Appendix A - Description of Bond Ratings
Appendix B - Media That May Contain Fund Information
Appendix C - Advertising and Promotional Literature


                             INVESTMENT RESTRICTIONS


      The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, the "1940 Act"). Except in the case of restrictions marked with a dagger (+), the percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


CDC Nvest AEW Real Estate Fund

CDC Nvest AEW Real Estate Fund (the "AEW Real Estate Fund") may not:

*(1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. government securities")) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

*(2) Purchase the securities of any issuer (other than U.S. government securities) if, as a result, 25% or more of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of companies primarily engaged in the real estate industry;

*(3)  Issue senior securities, except as otherwise permitted by the 1940 Act;

+*(4) Borrow money or pledge its assets; provided, however, that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total assets; for the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security;

*(5) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in the disposition of restricted securities;

*(6) Purchase and sell real estate unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

*(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided, however, that this limitation shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities;

*(8) Lend any portfolio security or make any other loan, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, it being understood that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(9) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions; for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

(10) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;

+(11) Invest more than 15% of the Fund's net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Fund's Board of Trustees);

(12) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts;

(13) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction; under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company; or


(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments of real estate investment trusts and/or real estate related companies. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission ("SEC").


      The Fund may (but does not currently intend to), notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AEW Management and Advisors, L.P. ("AEW") or an affiliate or successor with substantially the same fundamental investment objective, policies and limitations as the Fund.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(11) above.

      Restrictions (3) and (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

      In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Balanced Fund

CDC Nvest Balanced Fund (the "Balanced Fund") will not:

* (1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

+(9) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees.)

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities; or

(11)  Write options or warrants.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(9) above.

      Restrictions (3) and (8) shall be interpreted based upon no action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

CDC Nvest Capital Growth Fund

CDC Nvest Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on future contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.


CDC Nvest Growth and Income Fund

CDC Nvest Growth and Income Fund (the "Growth and Income Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein;

*(5) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(8) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust II's trustees).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.


      Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.


CDC Nvest International Equity Fund

CDC Nvest International Equity Fund (the "International Equity Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees);

*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom); or

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

      In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Jurika & Voyles Relative Value Fund


CDC Nvest Jurika & Voyles Relative Value Fund (the "Jurika & Voyles Relative Value Fund") will not:


*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees).

      The Staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.


      Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.


CDC Nvest Jurika & Voyles Small Cap Growth Fund


CDC Nvest Jurika & Voyles Small Cap Growth Fund (the "Jurika & Voyles Small Cap Growth Fund") may not:


*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. government, its agencies or instrumentalities);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(4)  Borrow money in excess of 33 1/3% of its total assets;

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

+(8) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Fund Trust III's trustees);

*(9) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments); or

(10) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalization within the capitalization range of the Russell 2000 Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund the Fund will provide shareholders with notice as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(8) above.

      In restriction (10) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Large Cap Growth Fund

CDC Nvest Large Cap Growth Fund (the "Large Cap Growth Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities (as defined in the 1940 Act);

*(2) Purchase any security (other than government securities) if, as a result, more than 25% of its total assets (taken at current value) would be invested in any one industry;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute senior securities under the 1940 Act;

*(4) Borrow money, except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

*(9) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

(11) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalization within the capitalization range of the Russell 1000 Growth Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.


      Restrictions (3) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.


      In restriction (11) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Large Cap Value Fund

CDC Nvest Large Cap Value Fund (the "Large Cap Value Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more that 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further considerations, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(9) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter into currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust III's trustees);

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (4) above; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin, the purchase or sale of options, forward contracts, future contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the CDC Nvest Funds Trust III's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom);

(12) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

(13) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer; or

(14) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in investments in companies that have market capitalizations within the capitalization range of the Russell 1000 Value Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(10) above.

      In restriction (14) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

CDC Nvest Select Fund

CDC Nvest Select Fund (the "Select Fund") may not:

+ (1) Acquire securities of any one issuer which (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

*(2) Invest more than 25% of its net assets in any one industry. This restriction does not apply to U.S. government securities. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(3) Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

+*(4) Borrow money, except to the extent permitted under the 1940 Act;

*(5) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For the purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan);

*(6) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(7) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; or

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

      Restrictions (3) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

      In addition, it is contrary to Select Fund's present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper, that the Adviser or Subadviser has determined to be liquid under procedures approved by the Board of Trustees.

CDC Nvest Targeted Equity Fund

CDC Nvest Targeted Equity Fund (the "Targeted Equity Fund") will not:

*(1) With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(3) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations;

*(4) Borrow money except for temporary or emergency purposes; provided however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(9) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act;

(10) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

(11)  Write options or warrants;

+(12) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by CDC Nvest Funds Trust I's trustees); or

(13) Invest less than 80% of its net assets (plus borrowings made for investment purposes) in equity investments. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

      In investment restriction (13) above, the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

      Restrictions (2) and (9) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

                            FUND CHARGES AND EXPENSES

ADVISORY FEES

      Pursuant to an advisory agreement dated October 30, 2000, AEW has agreed to manage the investment and reinvestment of the assets of the AEW Real Estate Fund, subject to the supervision of the Board of Trustees of CDC Nvest Companies Trust I.

      For the services described in the advisory agreement, the AEW Real Estate Fund has agreed to pay AEW an advisory fee at the annual rate set forth in the following table:

                                 Advisory fee payable by Fund to AEW
        Fund               (as a % of average daily net assets of the Fund)
--------------------    -------------------------------------------------------

AEW Real Estate Fund       0.80%     of the first $500 million
                           0.75%     of amounts in excess of $500 million

      Pursuant to an advisory agreement dated October 30, 2000, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Targeted Equity Fund, subject to the supervision of the Board of Trustees of CDC Nvest Funds Trust I.

      For the services described in the advisory agreements, the Targeted Equity Fund has agreed to pay CGM an advisory fee at the annual rate set forth in the following table:

                                  Advisory fee payable by Fund to CGM
        Fund               (as a % of average daily net assets of the Fund)
--------------------    -------------------------------------------------------

Targeted Equity Fund       0.75%    of the first $200 million
                           0.70%    of the next $300 million
                           0.65%    of the next $1.5 billion
                           0.60%    of amounts in excess of $2 billion


      Pursuant to separate advisory agreements, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Balanced, Capital Growth, Growth and Income, International Equity, Jurika & Voyles Relative Value, Jurika & Voyles Small Cap Growth, Large Cap Growth, Large Cap Value and Select Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements (dated March 15, 2001 for Select Fund, November 19, 2001 for Large Cap Growth Fund, December 3, 2001 for Jurika & Voyles Relative Value Fund and October 30, 2000 for the remaining Funds), each such Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to the subadviser pursuant to any subadvisory agreements:


                                                       Advisory fee payable by Fund to CDC IXIS Advisers
                     Fund                               (as a % of average daily net assets of the Fund)
-----------------------------------------------     --------------------------------------------------------

Balanced Fund and Capital Growth Fund                  0.75%     of the first $200 million
                                                       0.70%     of the next $300 million
                                                       0.65%     of amounts in excess of $500 million

Growth and Income Fund and Large Cap Value             0.70%     of the first $200 million
Fund                                                   0.65%     of the next $300 million
                                                       0.60%     of amounts in excess of $500 million

International Equity Fund                              0.90%     of the first $200 million
                                                       0.85%     of the next $300 million
                                                       0.80%     of amounts in excess of $500 million

Jurika & Voyles Relative Value Fund                    0.85%     of the first $500 million
                                                       0.80%     of amounts in excess of $500 million



Jurika & Voyles Small Cap Growth Fund                  0.95%     of the first $200 million
                                                       0.90%     of the next $300 million
                                                       0.85%     of amounts in excess of $500 million

Large Cap Growth Fund                                  0.90%

Select Fund                                            1.00%     of the first $1 billion
                                                       0.95%     of amounts in excess of $1 billion

SUBADVISORY FEES


      The advisory agreements for the Balanced, Capital Growth, Growth and Income, International Equity, Jurika & Voyles Relative Value, Jurika & Voyles Small Cap Growth, Large Cap Growth, Large Cap Value and Select Funds each provide that CDC IXIS Advisers may delegate its responsibilities thereunder to another party. Pursuant to separate subadvisory agreements, CDC IXIS Advisers has delegated the portfolio management responsibilities of each of these Funds' assets to a subadviser. The subadviser is Harris Associates L.P. ("Harris Associates") in the case of the Growth and Income Fund and the Select Fund, Jurika & Voyles, L.P. ("Jurika & Voyles") in the case of the Value Equity segment of the Balanced Fund, the Jurika & Voyles Relative Value Fund and the Jurika & Voyles Small Cap Growth Fund, Loomis, Sayles & Company, L.P. ("Loomis Sayles") in the case of the Fixed Income and Equity Growth segments of the Balanced Fund and the International Equity Fund, Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson") in the case of the Large Cap Growth Fund and Large Cap Value Fund and Westpeak Global Advisors, L.P. ("Westpeak"), in the case of the Capital Growth Fund. For the services described in the subadvisory agreements, the respective subadvisers receive a subadvisory fee at the annual rates set forth in the following table:

                                              Date of
                                            Subadvisory               Subadvisory fee payable to subadviser
       Fund              Subadviser         Agreements           (as a % of average daily net assets of the Fund)
-------------------     --------------    ----------------    ---------------------------------------------------
Balanced Fund           Loomis                4/20/01         0.535%      of the first $200 million
                        Sayles and                            0.350%      of the next $300 million
                        Jurika &                              0.300%      of amounts in excess of $500 million
                        Voyles

Capital Growth          Westpeak             10/30/00         0.40%       of the first $200 million
Fund                                                          0.35%       of the next $300 million
                                                              0.30%       of amounts in excess of $500 million

Growth and Income       Harris               10/29/02         0.45%       of the first $250 million
Fund                    Associates(1)                         0.40%       of the next $250 million
                                                              0.35%       of amounts in excess of $500 million

International           Loomis Sayles        10/30/00         0.40%       of the first $200 million
Equity Fund                                                   0.35%       of amounts in excess of $200 million

Jurika & Voyles         Jurika &             12/03/01         0.450%      of the first $500 million
Relative Value          Voyles                                0.425%      of amounts in excess of $500 million
Fund

Jurika & Voyles         Jurika &             12/03/01         0.57%       of the first $200 million
Small Cap Growth        Voyles                                0.50%       of the next $300 million
Fund                                                          0.43%       of amounts in excess of $500 million

Large Cap Growth        Vaughan              11/19/01         0.50%
Fund                    Nelson

Large Cap Value         Vaughan              10/30/00         0.400%      of the first $200 million
Fund                    Nelson                                0.325%      of the next $300 million
                                                              0.275%      of amounts in excess of $500 million



Select Fund             Harris                3/15/01         0.60%       of the first $1 billion
                        Associates                            0.55%       of amounts in excess of $1 billion


      (1) Prior to July 1, 2002, Westpeak served as subadviser to the Growth and Income Fund providing for a subadvisory fee payable to Westpeak at the annual rate of 0.50% of the first $25 million of the Fund's average daily net assets, 0.40% of the next $75 million of the Fund's average daily net assets, 0.35% of the next $100 million of the Fund's average daily net assets and 0.30% of amounts in excess of $200 million.


      CDC IXIS Advisers has given a binding undertaking (for the classes indicated for the relevant funds) to reduce its advisory fee, and if necessary, to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expense to the annual rates indicated. The undertaking will be binding on CDC IXIS Advisers until the ending date shown, and will be reevaluated on an annual basis thereafter, subject to the obligation of each Fund to pay such deferred fees or expense reimbursement in later periods to the extent that each Fund's expenses fall below the expense limit; (provided however, that each Fund is not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred).


[To Be Updated]
                                                             Ending Date
Fund                                      Expense Limit      of Undertaking


AEW Real Estate Fund

         Class A                          1.50%
         Class B                          2.25%
         Class C                          2.25%
         Class Y                          1.25%

Balanced Fund                                                December 31, 2003
         Class Y                          0.95%

Jurika & Voyles Relative Value Fund                          December 31, 2004
         Class A                          1.50%
         Class B                          2.25%
         Class C                          2.25%
         Class Y                          1.25%

Jurika & Voyles Small Cap Growth Fund                        December 31, 2004
         Class A                          1.75%
         Class B                          2.50%
         Class C                          2.50%
         Class Y                          1.50%


Large Cap Growth Fund

         Class A                          1.40%
         Class B                          2.15%
         Class C                          2.15%
         Class Y                          1.15%


Large Cap Value Fund

         Class A                          1.50%
         Class B                          2.25%
         Class C                          2.25%




Select Fund

         Class A                          1.70%
         Class B                          2.45%
         Class C                          2.45%

      For the last three fiscal years (or the periods indicated) the following table shows the advisory fees (including subadvisory fees) paid by the Funds and of these amounts, the total paid to CDC IXIS Advisers and the total paid to a subadviser of a Fund:

AEW REAL ESTATE FUND


                              9/1/00-1/31/01    2/1/01-1/31/02  2/1/02 - 1/31/03
                              --------------    --------------  ----------------

Total Advisory Fee                 $1,989            $52,572

AEW
          Fee Earned               $1,989            $52,572
          Fee Waived               $1,989            $52,572*
          Total Paid                --**              --**


BALANCED FUND

                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee               $1,569,212        $1,080,327

CDC IXIS Advisers
          Fee Earned              $474,070          $309,694
          Fee Waived                 --              $12,476
          Total Paid              $474,070          $297,218

Loomis Sayles
          Total Paid             $1,095,142         $576,150

Jurika & Voyles
          Total Paid                 --             $194,483


CAPITAL GROWTH FUND

                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee               $1,933,858        $1,206,965

CDC IXIS Advisers
          Total Paid              $916,955          $563,398

Westpeak
          Total Paid             $1,016,903         $643,567

GROWTH AND INCOME FUND(1)

                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee               $3,609,994        $2,760,399

CDC IXIS Advisers
          Total Paid             $1,819,201        $1,357,522

Westpeak

          Total Paid             $1,790,793        $1,402,877           --


Harris Associates
          Total Paid                 --                --

INTERNATIONAL EQUITY FUND(2)
                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee               $1,076,376         $676,887

CDC IXIS Advisers
          Fee Earned              $597,986          $376,048
          Fee Waived                 --                --

          Total Paid              $597,986          $376,048

Loomis Sayles
          Fee Earned              $478,390          $300,839
          Fee Waived                 --                --
          Total Paid              $478,390          $300,839

JURIKA & VOYLES RELATIVE
 VALUE FUND(3)
                              7/1/00 - 6/30/01  7/1/01 - 12/31/01      2002
                              ----------------  -----------------      ----
Total Advisory Fee                $259,587          $112,241

CDC IXIS Advisers
          Fee Earned                 --              $8,972
          Fee Waived                 --              $8,972*
          Total Paid                 --                  --**

Jurika & Voyles
          Fee Earned              $259,587          $103,269
          Fee Waived              $116,061          $ 86,177*
          Total Paid              $143,526          $ 17,092

JURIKA & VOYLES SMALL CAP
 GROWTH FUND(4)
                               7/1/00 -6/30/01   7/1/01-12/31/01       2002
                               ---------------   ---------------       ----
Total Advisory Fee                $326,712          $120,654

CDC IXIS Advisers

          Fee Earned                 --              $10,233
          Fee Waived                 --              $ 4,716*
          Total Paid                 --              $ 5,517


Jurika & Voyles
          Fee Earned              $326,712          $110,421
          Fee Waived              $148,749          $ 80,951*
          Total Paid              $177,963          $ 29,470

LARGE CAP GROWTH FUND(5)
                               10/1/00-9/30/01  10/1/01-12/31/01       2002
                               ---------------  ----------------       ----
Total Advisory Fee                $976,870          $140,374

CDC IXIS Advisers
          Fee Earned                 --             $ 30,888
          Fee Waived                 --             $ 30,888*
          Total Paid                 --                   --**

Vaughan Nelson
          Fee Earned               $48,124          $109,486
          Fee Waived               $32,910          $ 96,638*
          Total Paid               $15,214          $ 12,848

Kobrick Funds LLC

          Fee Earned              $928,746             --               --
          Fee Waived              $514,839             --               --
          Total Paid              $413,907             --               --

LARGE CAP VALUE FUND(6)

                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee                $120,587          $135,087

CDC IXIS Advisers
          Fee Earned               $51,680          $ 57,895
          Fee Waived               $51,680          $ 57,895*
          Total Paid                --**                  --**

Vaughan Nelson
          Fee Earned               $68,907          $ 77,192
          Fee Waived               $68,907          $ 77,192*
          Total Paid                 --                   --

SELECT FUND

                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee                   --             $567,368

CDC IXIS Advisers

          Fee Earned                 --             $226,947
          Fee Waived                 --             $214,528*
          Total Paid                 --              $12,419


Harris Associates

          Fee Earned                 --             $340,421
          Fee Waived                 --                --
          Total Paid                 --             $340,421


TARGETED EQUITY FUND
                                    2000              2001             2002
                                    ----              ----             ----
Total Advisory Fee               $11,676,626       $8,138,041

Capital Growth Management

          Total Paid             $11,676,626       $8,138,041

*Deferred.

**CDC IXIS Advisers (or AEW as indicated) assumed additional expenses of the following Funds for the following time periods:

Adviser               Fund                       Time Period          Expenses
-------               ----                       -----------          --------
AEW                   AEW Real Estate            9/1/01 - 1/31/01     $87,814
AEW                   AEW Real Estate            2/1/01 - 1/31/02     $215,401
CDC IXIS Advisers     Jurika & Voyles Relative   7/1/01 - 12/31/01    $177
                      Value
CDC IXIS Advisers     Large Cap Growth           10/1/01 - 12/31/01   $8,915
CDC IXIS Advisers     Large Cap Value            1/1/00 - 12/31/00    $54,748
CDC IXIS Advisers     Large Cap Value            1/1/01 - 12/31/01    $30,446




(1) Effective July 1, 2002, Harris Associates replaced Westpeak as subadviser to the Growth and Income Fund.

(2) From May 1, 1998 to April 30, 2000, CDC IXIS Advisers gave a binding undertaking to the International Equity Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 2.00% of the average daily net assets of the Fund's Class A shares, 2.75% of the average daily net assets of the Fund's Class B shares, 2.75% of the average daily net assets of the Fund's Class C shares and 1.75% of the average daily net assets of the Fund's Class Y shares.

(3) On November 30, 2001, Jurika & Voyles Value+Growth Fund reorganized into the CDC Nvest Jurika & Voyles Relative Value Fund and, as a result, the CDC Nvest Jurika & Voyles Relative Value Fund assumed the financial and accounting information of Jurika & Voyles Value+Growth Fund. Jurika & Voyles served as adviser to Jurika & Voyles Value+Growth Fund through November 30, 2001 pursuant to an advisory agreement dated October 30, 2000. The advisory fee rate under this agreement was 0.85% of the Jurika & Voyles Value+Growth Fund's average daily net assets. From July 1, 1998 to November 30, 2001, Jurika & Voyles gave a binding undertaking to the Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Jurika & Voyles Value+Growth Fund in order to limit the Jurika & Voyles Value+Growth Fund's expenses to an annual rate of 1.25% of the average daily net assets of the Fund's shares.

(4) On November 30, 2001, Jurika & Voyles Small-Cap Fund reorganized into the CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly, CDC Nvest Bullseye
Fund) and, as a result, the CDC Nvest Jurika & Voyles Small Cap Growth Fund assumed the financial and accounting information of Jurika & Voyles Small-Cap Fund. Jurika & Voyles served as adviser to Jurika & Voyles Small-Cap Fund through November 30, 2001 pursuant to an advisory agreement dated October 30, 2000. The advisory fee rate under this agreement was 1.00% of the Jurika & Voyles Small-Cap Fund's average daily net assets. From July 1, 1998 to November 30, 2001, Jurika & Voyles gave a binding undertaking to the Jurika & Voyles Small-Cap Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Jurika & Voyles Small-Cap Fund in order to limit the Fund's expenses to an annual rate of 1.50% of the average daily net assets of the Jurika & Voyles Small-Cap Fund's shares.

(5) On November 16, 2001, Kobrick Growth Fund reorganized into the Large Cap Growth Fund and, as a result, Large Cap Growth Fund assumed the financial and accounting information of Kobrick Growth Fund. Kobrick served as adviser to Kobrick Growth Fund until June 30, 2001 pursuant to an advisory agreement dated October 30, 2000 and continued to receive advisory fees until August 30, 2001 pursuant to the terms of the advisory agreement. Vaughan Nelson served as the interim adviser through November 16, 2001 pursuant to an interim advisory agreement dated July 1, 2001. The advisory fee rate under the advisory agreement with Kobrick as adviser and under the interim advisory agreement with Vaughan Nelson as interim adviser was 1.00% of the Fund's average daily net assets.

(6) Since Large Cap Value Fund's inception and effective until _____________________, CDC IXIS Advisers has given a binding undertaking to the Fund to reduce its advisory fee and, if necessary, to bear certain expenses associated with operating the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares ("Expense Caps" and each an "Expense Cap"). Beginning July 1, 1999, Vaughan Nelson and CDC IXIS Advisers split any fee waivers required in proportion to the subadvisory and advisory fees collected. CDC IXIS Advisers also bears any additional expense reimbursement above the fee waivers required for the Fund to meet the relevant Expense Cap. This undertaking will be binding on CDC IXIS Advisers for the life of the Fund's current Prospectus, subject to the obligation of the Fund to pay such deferred fees or expense reimbursement in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

      For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

Brokerage Commissions

Set forth below are the amounts each Fund paid in brokerage commissions during the last three fiscal years and the amounts each Fund paid in brokerage transactions and brokerage commissions to brokers providing research services for the fiscal year. For a description of how transactions in portfolio securities are effected and how the Funds' subadvisers select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.


AEW REAL ESTATE FUND
                                                                        2000*                2001**                2002
                                                                        -----                ------                ----
Brokerage Transactions
   Allocated to brokers providing research services                       --                   --

Brokerage Commissions
   Total Brokerage Commissions Paid                                     $2,400               $20,173
   Commissions paid to Brokers providing research services                --                   --
   *  For the period September 1, 2000 to January 31, 2001                --                   --
   **For the fiscal year ended January 31, 2002

BALANCED FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions

   Allocated to brokers providing research services                       --              $242,923,956

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $464,155             $256,251
   Commissions paid to Brokers providing research services                --                $180,716

CAPITAL GROWTH FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions

   Allocated to brokers providing research services                       --               $12,425,699

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $446,645             $305,499
   Commissions paid to Brokers providing research services                --                 $15,335

GROWTH AND INCOME FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions

   Allocated to brokers providing research services                       --              $182,352,701

Brokerage Commissions

   Total Brokerage Commissions Paid                                   $1,110,676           $1,215,373

   Commissions paid to Brokers providing research services                --                $236,414

INTERNATIONAL EQUITY FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions
   Allocated to brokers providing research services                       --              $406,052,611

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $767,454             $627,514
   Commissions paid to Brokers providing research services                --                $627,514


JURIKA & VOYLES RELATIVE VALUE FUND
                                                                        2000*                2001**                2002
                                                                        -----                ------                ----
Brokerage Transactions
   Allocated to brokers providing research services                       --               $11,259,386

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $37,506               $19,098
   Commissions paid to Brokers providing research services                --                 $19,098
   *For the fiscal year ended June 30, 2001
   **For the period from July 1, 2001 to December 31, 2001

JURIKA & VOYLES SMALL CAP GROWTH FUND
                                                                        2000*                2001**                2002
                                                                        -----                ------                ----
Brokerage Transactions
   Allocated to brokers providing research services                       --               $53,811,991

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $80,508               $33,049
   Commissions paid to Brokers providing research services                --                 $25,189
   *For the fiscal year ended June 30, 2001
   **For the period July 1, 2001 to December 31, 2001

LARGE CAP GROWTH FUND
                                                                        2000*                2001**                2002
                                                                        -----                ------                ----
Brokerage Transactions
   Allocated to brokers providing research services                       --               $26,660,590

Brokerage Commissions
   Total Brokerage Commissions Paid                                   $1,048,313             $58,187
   Commissions paid to Brokers providing research services                --                 $48,587
   * For the fiscal year ended September 30, 2001
   **For the period from October 1, 2001 to December 31, 2001

LARGE CAP VALUE FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions
   Allocated to brokers providing research services                       --               $9,077,109

Brokerage Commissions
   Total Brokerage Commissions Paid                                    $24,468               $27,870
   Commissions paid to Brokers providing research services                --                 $15,554

SELECT FUND
                                                                         2000                 2001*                2002
                                                                         ----                 -----                ----
Brokerage Transactions
   Allocated to brokers providing research services                       --               $7,622,346

Brokerage Commissions

   Total Brokerage Commissions Paid                                       --                $257,384
   Commissions paid to Brokers providing research services                --                 $15,759
   Commisions paid to Affiliated Brokers Harris Associates                --                $150,573
   Securities, L.P. ("HASLP")

   *For the period March 31, 2001 to December 31, 2001


TARGETED EQUITY FUND
                                                                         2000                 2001                 2002
                                                                         ----                 ----                 ----
Brokerage Transactions
   Allocated to brokers providing research services                       --             $5,795,551,783

Brokerage Commissions
   Total Brokerage Commissions Paid                                  $10,192,921           $6,316,878
   Commissions paid to Brokers providing research services                --                $725,835

SALES CHARGES AND 12B-1 FEES

      As explained in Part II of this Statement, the Classes A, B and C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the last three fiscal years (except where indicated, the Fund's fiscal year is the calendar year).

          Fund                                       2000         2001         2002
  -------------------                           ----------   ----------    ----------
  AEW Real Estate Fund*             (Class A)   $      203   $    8,457
                                    (Class B)   $      185   $   21,218
                                    (Class C)   $       90   $    4,932

  Balanced Fund                     (Class A)   $  310,460   $  210,487
                                    (Class B)   $  477,052   $  330,386
                                    (Class C)   $   26,362   $   16,321

  Capital Growth Fund               (Class A)   $  466,657   $  286,602
                                    (Class B)   $  722,386   $  443,820
                                    (Class C)   $   30,728   $   19,533

  Growth and Income Fund            (Class A)   $  813,590   $  613,071
                                    (Class B)   $1,848,154   $1,384,899
                                    (Class C)   $  221,749   $  132,025

  International Equity Fund         (Class A)   $  170,958   $  103,583
                                    (Class B)   $  330,653   $  219,721
                                    (Class C)   $   37,710   $   34,336


  Jurika & Voyles Relative Value    (Class A)           --   $      231
  Fund**                            (Class B)           --           --
                                    (Class C)           --           --

  Jurika & Voyles Small Cap         (Class A)           --   $    1,463
  Growth Fund**                     (Class B)           --   $    6,231
                                    (Class C)           --   $      607


  Large Cap Growth Fund***          (Class A)   $  145,784   $   18,169
                                    (Class B)   $  320,506   $   61,143
                                    (Class C)   $   56,473   $    8,413

  Large Cap Value Fund              (Class A)   $   21,525   $   23,837
                                    (Class B)   $   77,120   $   88,890
                                    (Class C)   $    9,048   $    8,746


  Select Fund+****                  (Class A)           --   $   47,500
                                    (Class B)           --   $  249,277
                                    (Class C)           --   $  128,056


  Targeted Equity Fund              (Class A)   $4,014,853   $2,749,081
                                    (Class B)   $1,172,243   $  847,071
                                    (Class C)   $   60,690   $   44,628

* The AEW Real Estate Fund commenced operations on August 31, 2000, offering Class Y shares (and on December 29, 2000, offering Classes A, B and C shares). For the fiscal years ended January 31, 2001, 2002 and 2003.


** For the fiscal year ended June 30, 2001, the period from July 1, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002.

*** For the fiscal year ended September 30, 2001, the period from October 1, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002.

+****For the period March 15, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002.

During the fiscal year ended December 31, 2002 (January 31, 2003 for AEW Real Estate Fund), the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):


  AEW Real Estate Fund


  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Balanced Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Capital Growth Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL


  Growth and Income Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  International Equity Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Jurika & Voyles Relative Value Fund+

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Jurika & Voyles Small Cap Growth Fund++

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers

  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Large Cap Growth Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Large Cap Value Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL





  Select Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  Targeted Equity Fund

  (Class A shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class B shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

  (Class C shares)
  Compensation to Investment Dealers
  Compensation to Distributor's Sales Personnel and Other Related Costs
                          TOTAL

                            OWNERSHIP OF FUND SHARES


      As of _________________2003, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.


[TO BE UPDATED]

                       INVESTMENT PERFORMANCE OF THE FUNDS


         Performance Results - Percent Change* and Comparative Averages
                         For the Periods Ended 12/31/02

AEW REAL ESTATE FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 12/29/00**                          1 Year                  Since 12/29/00**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          -------------------------------------------
As a % of                       1 Year                Since 12/29/00**              1 Year                  Since 12/29/00**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
Maximum Sales Charge

                                1 Year                Since 12/31/00
                                ------                --------------
Morningstar Specialty Real
Estate Funds Average+
Lipper Real Estate Funds
Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 12/29/00**                          1 Year                  Since 12/29/00**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value
CDSC and Redemption at End
of Period

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                Since 12/29/00**              1 Year                  Since 12/29/00**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year                Since 12/31/00
                                ------                --------------
Morningstar Specialty
Real Estate Funds

Average+
Lipper Real Estate Funds
Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 12/29/00**                          1 Year                  Since 12/29/00**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                Since 12/29/00**              1 Year                  Since 12/29/00**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year                Since 12/31/00
                                ------                --------------
Morningstar Specialty Real
Estate Funds Average+
Lipper Real Estate Funds
Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 8/31/00**                           1 Year                  Since 8/31/00**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                Since 8/31/00**               1 Year                  Since 8/31/00**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value

                                1 Year                Since 8/31/00**
                                ------                ----------------
Morningstar Specialty Real
Estate Funds Average+
Lipper Real Estate Funds
Average+

BALANCED FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------                       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------          ------       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years       10 Years
                                ------       -------       --------
Morningstar Domestic Hybrid
Average+
Lipper Balanced Funds
Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/13/93**              1 Year         5 Years      Since 9/13/93**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/13/93**             1 Year         5 Years     Since 9/13/93**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 9/30/93
                                ------       -------    -------------
Morningstar Domestic Hybrid
Average+
Lipper Balanced Funds
Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 12/30/94**             1 Year         5 Years      Since 12/30/94**
----------------------                       -------   ----------------             ------         -------      ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                 Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                               ----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 12/30/94**            1 Year         5 Years     Since 12/30/94**
----------------------          ------       -------    ----------------            ------         -------     ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 12/31/94
                                ------       -------    --------------
Morningstar Domestic Hybrid
Average+
Lipper Balanced Funds
Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          --------------------------------------------
As a % of                                    5 Years    Since 3/8/94**              1 Year         5 Years     Since 3/8/94**
----------------------                       -------    --------------              ------         -------     --------------
Net Asset Value

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          --------------------------------------------
As a % of                       1 Year       5 Years    Since 3/8/94**              1 Year         5 Years     Since 3/8/94**
----------------------          ------       -------    --------------              ------         -------     --------------
Net Asset Value

                                1 Year       5 Years    Since 3/31/94
                                ------       -------    -------------
Morningstar Domestic Hybrid
Average+
Lipper Balanced Funds
Average+

CAPITAL GROWTH FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------                       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------          ------       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years       10 Years
                                ------       -------       --------
Morningstar Large Growth
Average+
Lipper Multi-Cap Core Funds
Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/13/93**              1 Year         5 Years      Since 9/13/93**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/13/93**             1 Year         5 Years     Since 9/13/93**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 9/30/93
                                ------       -------    -------------
Morningstar Large Growth
Average+
Lipper Multi-Cap Core Funds
Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 12/31/94**             1 Year         5 Years      Since 12/31/94**
----------------------                       -------   ----------------             ------         -------      ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 12/31/94**            1 Year         5 Years     Since 12/31/94**
----------------------          ------       -------    ----------------            ------         -------     ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 12/31/94**
                                ------       -------    ----------------
Morningstar Large Growth
Average+
Lipper Multi-Cap Core Funds
Average+

GROWTH AND INCOME FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------                       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------          ------       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years       10 Years
                                ------       -------       --------
Morningstar Large Blend
Average+
Lipper Large Cap Core Funds
Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/13/93**              1 Year         5 Years      Since 9/13/93**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/13/93**             1 Year         5 Years     Since 9/13/93**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 9/30/93
                                ------       -------    -------------
Morningstar Large Blend
Average+
Lipper Large Cap Core Funds
Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 5/1/95**              1 Year         5 Years     Since 5/1/95**
----------------------                       -------    --------------              ------         -------     --------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 5/1/95**              1 Year         5 Years     Since 5/1/95**
----------------------          ------       -------    --------------              ------         -------     --------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 5/31/95
                                ------       -------    -------------
Morningstar Large Blend
Average+
Lipper Large Cap Core
Funds Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 11/18/98**                          1 Year                  Since 11/18/98**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                  Since 11/18/98**            1 Year                  Since 11/18/98**
----------------------          ------                  ----------------            ------                  ----------------
Net Asset Value                 1 Year                  Since 11/30/98
                                ------                  --------------
Morningstar Large
Blend Average+
Lipper Large Cap
Core Funds
Average+

INTERNATIONAL EQUITY FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------                       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------          ------       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years       10 Years
                                ------       -------       --------
Morningstar Foreign Stock
Fund Average+
Lipper International Funds
Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/13/93**              1 Year         5 Years      Since 9/13/93**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/13/93**             1 Year         5 Years     Since 9/13/93**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 9/30/93
                                ------       -------    -------------
Morningstar Foreign Stock
Fund Average+
Lipper International
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 12/30/94**             1 Year         5 Years      Since 12/30/94**
----------------------                       -------   ----------------             ------         -------      ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 12/30/94**            1 Year         5 Years     Since 12/30/94**
----------------------          ------       -------    ----------------            ------         -------     ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 12/31/94
                                ------       -------    --------------
Morningstar Foreign Stock
Fund Average+
Lipper International Funds
Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/9/93**               1 Year         5 Years      Since 9/9/93**
----------------------                       -------   --------------               ------         -------      --------------
Net Asset Value


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/9/93**              1 Year         5 Years     Since 9/9/93**
---------                       ------       -------    --------------              ------         -------     --------------
Net Asset Value

                                1 Year       5 Years    Since 9/30/93
                                ------       -------    -------------
Morningstar Foreign Stock
Fund Average+
Lipper International
Funds Average+

JURIKA & VOYLES RELATIVE VALUE FUND (1)

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class B shares


                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at
End of Period

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class Y shares


                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value


                                  Average Annual Total Return - After              Average Annual Total Return - After Taxes
                                        Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value

                                                            Since
                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+



JURIKA & VOYLES SMALL CAP GROWTH FUND (1)

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge


                                  Average Annual Total Return - After              Average Annual Total Return - After Taxes
                                        Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------           --------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Small Growth
Fund Average+
Lipper Small Cap Growth
Funds Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------

Net Asset Value
CDSC and Redemption at End
of Period

                                  Average Annual Total Return - After              Average Annual Total Return - After Taxes
                                        Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------           --------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at
End of Period

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Small Growth
Fund Average+
Lipper Small Cap Growth
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                  Average Annual Total Return - After              Average Annual Total Return - After Taxes
                                        Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------           --------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Small Growth
Fund Average+
Lipper Small Cap Growth
Funds Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value

                                  Average Annual Total Return - After              Average Annual Total Return - After Taxes
                                        Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------           --------------------------------------------
As a % of                       1 Year       5 Years    Since 9/30/94**             1 Year         5 Years     Since 9/30/94**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value

                                1 Year       5 Years    Since 9/30/94**
                                ------       -------    ---------------
Morningstar Small Growth
Fund Average+
Lipper Small Cap Growth
Funds Average+

LARGE CAP GROWTH FUND (2)

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years    Since 9/1/98**              1 Year         5 Years     Since 9/1/98**
----------------------                       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                  Since 9/1/98**              1 Year                     Since 9/1/98**
----------------------          ------                  --------------              ------                     --------------
Net Asset Value
Maximum Sales Charge

                                1 Year                  Since 9/30/98
                                ------                  -------------
Morningstar Large Cap
Growth Fund Average+
Lipper Large Cap Growth
Fund's Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 10/29/99**                          1 Year                  Since 10/29/99**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value
CDSC and Redemption at End
of Period

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                 Since 10/29/99**             1 Year                    Since 10/29/99**
----------------------          ------                 ----------------             ------                    ----------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year                  Since 10/31/99
                                ------                  --------------
Morningstar Large Cap
Growth Fund Average+
Lipper Large Cap Growth
Fund's Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 10/29/99**                          1 Year                  Since 10/29/99**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                 Since 10/29/99**             1 Year                    Since 10/29/99**
----------------------          ------                 ----------------             ------                    ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year                  Since 10/31/99
                                ------                  --------------
Morningstar Large Cap
Growth Fund Average+
Lipper Large Cap Growth
Fund's Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 10/29/99**                          1 Year                  Since 10/29/99**
----------------------                    ----------------                          ------                  ----------------
Net Asset Value


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                 Since 10/29/99**             1 Year                    Since 10/29/99**
----------------------          ------                 ----------------             ------                    ----------------

Net Asset Value

                                1 Year                 Since 10/31/99
                                ------                 --------------
Morningstar Large Cap
Growth Fund Average+
Lipper Large Cap Growth
Fund's Average+

LARGE CAP VALUE FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ----------------------------------------------
As a % of                                    5 Years   Since 11/28/95**             1 Year         5 Years     Since 11/28/95**
----------------------                       -------   ----------------             ------         -------     ----------------
Net Asset Value
Maximum Sales Charge


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 11/28/95**            1 Year         5 Years     Since 11/28/95**
----------------------          ------       -------    ----------------            ------         -------     ---------------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years    Since 11/30/95
                                ------       -------    --------------
Morningstar Large Value
Fund Average+
Lipper Large Cap Value
Funds Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/15/97**              1 Year         5 Years      Since 9/15/97**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/15/97**             1 Year         5 Years     Since 9/15/97**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 9/30/97
                                ------       -------    -------------
Morningstar Large Value
Fund Average+
Lipper Large Cap Value
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 9/15/97**              1 Year         5 Years      Since 9/15/97**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of

Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 9/15/97**             1 Year         5 Years     Since 9/15/97**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year       5 Years    Since 9/30/97
                                ------       -------    -------------
Morningstar Large Value
Fund Average+
Lipper Large Cap Value
Funds Average+

SELECT FUND

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 3/15/01**                           1 Year                  Since 3/15/01**
----------------------                    ----------------                          ------                  ---------------
Net Asset Value
Maximum Sales Charge

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                Since 3/15/01**              1 Year                  Since 3/15/01**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
Maximum Sales Charge

                                1 Year                Since 3/31/01
                                ------                -------------
Morningstar Large Value
Fund Average+
Lipper Multi Cap Value
Funds Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 3/15/01**                           1 Year                  Since 3/15/01**
----------------------                    ---------------                           ------                  ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                Since 3/15/01**              1 Year                  Since 3/15/01**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year                Since 3/31/01
                                ------                -------------
Morningstar Large Value
Fund Average+
Lipper Multi Cap Value
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                 Since 3/15/01**                           1 Year                  Since 3/15/01**
----------------------                    ----------------                          ------                  ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          --------------------------------------------
As a % of                       1 Year                Since 3/15/01**              1 Year                  Since 3/15/01**
----------------------          ------                ----------------              ------                  ----------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year                Since 3/31/01
                                ------                -------------
Morningstar Large Value
Fund Average+
Lipper Multi Cap Value
Funds Average+

TARGETED EQUITY FUND (3)

Class A shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------                       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years       10 Years                 1 Year         5 Years        10 Years
----------------------          ------       -------       --------                 ------         -------        --------
Net Asset Value
Maximum Sales Charge

                                1 Year       5 Years       10 Years
                                ------       -------       --------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class B shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                    5 Years   Since 2/28/97**              1 Year         5 Years      Since 2/28/97**
----------------------                       -------   ---------------              ------         -------      ---------------
Net Asset Value
CDSC and Redemption at End
of Period


                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year       5 Years    Since 2/28/97**             1 Year         5 Years     Since 2/28/97**
----------------------          ------       -------    ---------------             ------         -------     ---------------
Net Asset Value
CDSC and Redemption at End
of Period

                                1 Year       5 Years    Since 2/28/97**
                                ------       -------    ---------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class C shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                  Since 9/1/98**                           1 Year                     Since 9/1/98**
----------------------                     --------------                           ------                     --------------
Net Asset Value
Maximum Sales Charge
and Redemption at
End of Period***

                                Average Annual Total Return - After               Average Annual Total Return - After Taxes
                                       Taxes on Distributions                     on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                  Since 9/1/98**              1 Year                     Since 9/1/98**
----------------------          ------                  --------------              ------                     --------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of
Period***

                                1 Year                  Since 9/30/98
                                ------                  -------------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

Class Y shares

                                       Aggregate Total Return                            Average Annual Total Return
                              -----------------------------------------          ---------------------------------------------
As a % of                                  Since 6/30/99**                          1 Year                     Since 6/30/99**
----------------------                     ---------------                          ------                     ---------------
Net Asset Value

                                Average Annual Total Return - After                Average Annual Total Return - After Taxes
                                       Taxes on Distributions                      on Distributions and Sales of Fund Shares
                              -----------------------------------------          ---------------------------------------------
As a % of                       1 Year                     10 Years                 1 Year                     Since 6/30/99**
----------------------          ------                     --------                 ------                     ---------------
Net Asset Value

                                                            Since
                                1 Year                    6/30/99**
                                ------                    ---------
Morningstar Large Blend
Average+
Lipper Multi Cap Value
Funds Average+

+ An average of the total returns of mutual funds with a current investment style similar to the Fund as calculated by Morningstar, Inc. or Lipper, Inc. The returns of the average are adjusted for ongoing management and distribution and operating expenses applicable to mutual fund investments but not reflect any sales charges. The returns do not reflect the effect of taxes.

      * Federal regulations require these examples to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

      ** Commencement of Fund operations or offering of specified class of shares.

      *** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC that applies to sales within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

      (1) Until November 30, 2001, the Fund had only one class of shares and offered those shares without a sales charge. Therefore, performance results have been restated to account for fees and expenses under the Fund's multiple class structure. Classes A, B and C shares commenced operations on November 30, 2001. During all periods shown, the Fund's total annual operating expenses have been limited under a binding expense cap arrangement. Therefore, the restatement of the Fund's performance to reflect Classes A, B and C performance is based on the net expenses of these Classes after taking into effect the Fund's current cap/waiver arrangements.

      (2) Until October 29, 1999, the Fund had only one class of shares and offered those shares without a sales charge. Therefore, performance results of Class A have been restated to account for fees and expenses under the Fund's multiple class structure.

      (3) The numbers presented for Class A shares of the Targeted Equity Fund reflect the maximum front-end sales charge currently in effect. Prior to March 3, 1997, a higher maximum front-end sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.


The foregoing data represents past performance only and is not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

CDC Nvest Funds(SM)
    CDC IXIS Asset Management Distributors

Statement of Additional Information -- PART II
May 1, 2003:


CDC NVEST FUNDS TRUST I
CDC NVEST FUNDS TRUST II
CDC NVEST FUNDS TRUST III
CDC NVEST COMPANIES TRUST I


      The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I (the "Trusts" and each a "Trust"). In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 1, 2003, as from time to time revised or supplemented (the "Prospectus" or "Prospectuses"). This Statement is not a prospectus. For information about how to obtain copies of the Funds' Prospectuses, please see this Statement's cover page. The following Funds are described in this Statement:


Series of CDC Nvest Funds Trust I                               Series of CDC Nvest Funds Trust I (continued)
---------------------------------                               ---------------------------------------------
CDC Nvest Balanced Fund (the "Balanced Fund")                   CDC Nvest Star Worldwide Fund
CDC Nvest Bond Income Fund                                      (the "Star Worldwide Fund")
(the "Bond Income Fund")                                        CDC Nvest Strategic Income Fund
CDC Nvest Capital Growth Fund                                   (the "Strategic Income Fund")
(the "Capital Growth Fund")                                     CDC Nvest Targeted Equity Fund
CDC Nvest Government Securities Fund                            (the "Targeted Equity Fund")
(the "Government Securities Fund")
CDC Nvest International Equity Fund                             Series of CDC Nvest Funds Trust II
(the "International Equity Fund")                               ----------------------------------
CDC Nvest Jurika & Voyles Relative Value Fund                   CDC Nvest Growth and Income Fund
(the "Relative Value Fund")                                     (the "Growth and Income Fund")
CDC Nvest Large Cap Growth Fund                                 CDC Nvest High Income Fund (the "High Income Fund")
(the "Large Cap Growth Fund")                                   CDC Nvest Limited Term U.S. Government Fund
CDC Nvest Municipal Income Fund                                 (the "Limited Term U.S. Government Fund")
(the "Municipal Income Fund")                                   CDC Nvest Massachusetts Tax Free Income Fund
CDC Nvest Star Advisers Fund (the "Star Advisers Fund")         (the "Massachusetts Fund")
CDC Nvest Star Growth Fund                                      CDC Nvest Short Term Bond Fund
(the "Star Growth Fund")                                        (the "Short Term Bond Fund")
CDC Nvest Star Small Cap Fund

(the "Star Small Cap Fund")                                     Series of CDC Nvest Funds Trust III
CDC Nvest Star Value Fund (the "Star Value Fund")               -----------------------------------
                                                                CDC Nvest Jurika & Voyles Small Cap Growth Fund
                                                                (the "Small Cap Growth Fund")
                                                                CDC Nvest Large Cap Value Fund
                                                                (the "Large Cap Value Fund")
                                                                CDC Nvest Select Fund (the "Select Fund")

                                                                Series of CDC Nvest Companies Trust I
                                                                CDC Nvest AEW Real Estate Fund (the "AEW Real Estate Fund")



                                                                       XI33-0503

                         T a b l e  o f  C o n t e n t s
                                    Part II


Miscellaneous Investment Practices
Management of the Trusts
Portfolio Transactions and Brokerage
Description of the Trusts and Ownership of Shares
Portfolio Turnover
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges
Shareholder Services
Redemptions
Standard Performance Measures
Income Dividends, Capital Gain Distributions and Tax Status
Financial Statements
Appendix A - Description of Bond Ratings
Appendix B - Media that May Contain Fund Information
Appendix C - Advertising and Promotional Literature

              MISCELLANEOUS INVESTMENT STRATEGIES AND RELATED RISKS

The following is a list of certain investment strategies, including particular types of securities or specific practices that may used by an adviser or sub-adviser of a Fund in managing the Fund and that are not principal strategies. A Fund's primary strategies are detailed in its Prospectuses. Due to the multi-manager approach of CDC Nvest Star Funds and the Balanced Fund, investing in a certain security or engaging in a certain practice may be a primary strategy for one segment of the Fund and a secondary strategy for another segment of such Fund. The list of securities under each category below is not intended to be an exclusive list of securities for investment. An adviser or subadviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the securities specially enumerated under each category. A subadviser or adviser may invest in any security that falls under the specific category including securities that are not listed below.

Fund                                        Securities                                    Practices
----                                        ----------                                    ---------
AEW Real Estate Fund                        Debt Securities (Mortgage-related             When-issued Securities
                                            Securities, Collateralized Mortgage
                                            Obligations, Zero-Coupon Securities,
                                            Convertible Securities)
                                            Equity Securities (REITS, Real Estate
                                            Securities)
                                            Foreign Securities (Depositary Receipts)

Balanced Fund                               Debt Securities (Collateralized Mortgage      Reverse Repurchase Agreements
                                            Obligations, Structured Notes, Stripped       Illiquid Securities
                                            Securities, Step Coupon Securities, Lower     Initial Public Offerings
                                            Quality Corporate Securities)                 Futures Contracts
                                            Equity Securities (Nonconvertible             Options
                                            Preferred Stock, Investment Companies)        Swap Contracts
                                            Foreign Securities (Emerging Markets)         Short Sales

Bond Income Fund                            Debt Securities (Asset-backed Securities,     When-issued Securities
                                            Collateralized Mortgage Obligations,          Illiquid Securities
                                            Structured Notes, Stripped Securities,        Futures Contracts
                                            Zero-coupon Securities, Pay-in-kind           Options
                                            Securities, Convertible Securities)           Swap Contracts
                                            Foreign Securities (Depositary Receipts)

Capital Growth Fund                         Debt Securities (Investment Grade             Initial Public Offerings
                                            Corporate Securities, Zero-coupon             Reverse Repurchase Agreements
                                            Securities, Convertible Securities, U.S.      Illiquid Securities
                                            Government Securities)                        Futures Contracts
                                            Equity Securities (Investment Companies)      Options
                                            Foreign Securities (Bonds, Depositary         Swap Contracts
                                            Receipts, Supranational Entities,             Short Sales
                                            Currency Hedging Transactions)

Government Securities Fund                                                                When-issued Securities
                                                                                          Futures Contracts
                                                                                          Options

Fund                                        Securities                                    Practices
----                                        ----------                                    ---------
Growth and Income Fund                      Debt Securities (Investment Grade             Initial Public Offerings
                                            Corporate Securities, Zero-coupon             Futures Contracts
                                            Securities, Convertible Securities, U.S.      Options
                                            Government Securities)                        Swap Contracts
                                            Equity Securities (Investment Companies)      Illiquid Securities
                                            Foreign Securities (Supranational             Borrowing
                                            Entities, Depositary Receipts, Currency
                                            Hedging)

High Income Fund                            Debt Securities (Mortgage-related             When-issued Securities
                                            Securities, Asset-backed Securities,          Illiquid Securities
                                            Collateralized Mortgage Obligations,
                                            Stripped Securities, Convertible
                                            Securities, Structured Notes, Step Coupon
                                            Securities, U.S. Government Securities)
                                            Foreign Securities (Currency Hedging)

International Equity Fund                   Debt Securities (Zero-coupon Securities)      When-issued Securities
                                            Equity Securities (Investment Companies)      Foreign Initial Public Offerings
                                            Foreign Securities (Bonds, Lower-quality      Futures Contracts
                                            Debt Securities, Corporate Securities,        Options
                                            Convertible Securities, Government            Swap Contracts
                                            Securities, Supranational Entities,           Short Sales
                                            Warrants)                                     Illiquid Securities

Large Cap Growth Fund                       Debt Securities (Commercial Paper,            Initial Public Offerings
                                            Convertible Securities, Investment Grade      When-issued Securities
                                            Corporate Securities, Stripped                Futures Contracts
                                            Securities, Mortgage-related Securities,      Options
                                            Collateralized Mortgage Obligations,          Swap Contracts
                                            Government Securities)                        Short Sales
                                            Equity Securities (All Capitalizations,       Illiquid Securities
                                            Convertible Stock, Investment Companies)
                                            Foreign Securities (Currency
                                            Hedging, Debt Securities, Emerging
                                            Markets, Equity Securities, Government
                                            Securities)

Large Cap Value Fund                        Debt Securities (Commercial Paper, Lower      When-issued Securities
                                            Quality Corporate Securities, U.S.            Futures Contracts
                                            Government Securities, Zero Coupon            Options
                                            Securities)                                   Swap Contracts
                                            Equity Securities (All Capitalizations,       Short Sales
                                            Investment Companies)                         Illiquid Securities
                                            Foreign Securities (Debt Securities,          Initial Public Offering
                                            Equity Securities, Emerging Markets,
                                            Currency Hedging)

Limited Term U.S. Government Fund           Debt Securities (Mortgage-related             When-issued Securities
                                            Securities, Collateralized Mortgage           Futures Contracts
                                            Obligations, Stripped Securities)             Options
                                            Foreign Securities (Currency Hedging)         Illiquid Securities


Fund                                        Securities                                    Practices
----                                        ----------                                    ---------
Massachusetts Fund                          Debt Securities (Tax Exempt Securities,       Insurance on Portfolio Holdings
                                            Mortgage-related Securities, Stripped           of Tax Free Income Funds
                                            Securities, Pay-in-kind Securities, U.S.      When-issued Securities
                                            Government Securities)                        Futures Contracts
                                                                                          Options
                                                                                          Illiquid Securities

Municipal Income Fund                       Debt Securities (Tax Exempt Securities,       Insurance on Portfolio Holdings
                                            Stripped Securities, U.S. Government            of Tax Free Income Funds
                                            Securities)                                   When-issued Securities
                                                                                          Futures Contracts
                                                                                          Options
                                                                                          Illiquid Securities

Relative Value Fund                         Debt Securities (Convertible Securities,      Initial Public Offerings
                                            Government Securities)                        When-issued Securities
                                            Equity Securities (Investment Companies)      Futures Contracts
                                            Foreign Securities (Depositary Receipts,      Options
                                            Supranational Entities, Currency Hedging,     Swap Contracts
                                            Emerging Markets, Bonds, Government           Illiquid Securities
                                            Securities)                                   Short Sales

Select Fund                                 Debt Securities (Convertible Securities,      Initial Public Offerings
                                            Investment Grade Corporate Securities,        When-issued Securities
                                            Zero Coupon Securities, Pay-in-kind           Futures Contracts
                                            Securities, Lower Quality Corporate           Options
                                            Securities, U.S. Government Securities)       Illiquid Securities
                                            Equity Securities (Investment Companies)      Short Sales
                                            Foreign Securities (Supranational
                                            Entities, Depositary Receipts, Bonds,
                                            Currency Hedging)

Short Term Bond Fund                        Debt Securities (Convertible Securities,      When-issued Securities
                                            Stripped Securities, Zero-coupon              Futures Contracts
                                            Securities, Structure Notes, Step Coupon      Options
                                            Securities)                                   Swap Contracts
                                            Equity Securities (Nonconvertible             Illiquid Securities
                                            Preferred Stock)

Small Cap Growth Fund                       Debt Securities (Convertible Securities,      When-issued Securities
                                            U.S. Government Securities)                   Futures Contracts
                                            Equity Securities (Investment Companies)      Options
                                            Foreign Securities (Supranational             Swap Contracts
                                            Entities, Emerging Markets)                   Illiquid Securities
                                                                                          Short Sales


Fund                                        Securities                                    Practices
----                                        ----------                                    ---------
Star Advisers Fund                          Debt Securities (Structure Notes, Zero        Initial Public Offerings
                                            Coupon Securities, Pay-in-kind                When-issued Securities
                                            Securities, Stripped Securities, Step         Privatizations
                                            Coupon Securities, Mortgage-related           Futures Contracts
                                            Securities, Asset-backed Securities,          Options
                                            Collateralized Mortgage Obligations, U.S.     Swap Contracts
                                            Government Securities)                        Illiquid Securities
                                            Equity Securities (Investment Companies)      Short Sales
                                            Foreign Securities (Bonds, Currency
                                            Hedging, Supranational Entities, Emerging
                                            Markets, Depositary Receipts, Currency
                                            Speculation)

Star Growth Fund                            Debt Securities (Commercial Paper, Zero       Initial Public Offerings
                                            Coupon Securities, Pay-in-kind                When-issued Securities
                                            Securities, Step Coupon Securities,           Futures Contracts
                                            Stripped Securities, Lower Quality            Options
                                            Corporate Securities, Mortgage-backed         Swap Contracts
                                            Securities, Asset-backed Securities,          Short Sales
                                            Collateralized Mortgage Obligations,          Illiquid Securities
                                            Convertible Securities, Structured Notes,     Privatizations
                                            Government Securities)
                                            Equity Securities (All Capitalizations,
                                            Convertible Stock, Investment Companies)
                                            Foreign Securities (Debt
                                            Securities, Equity Securities,
                                            Supranational Entities, Emerging Markets,
                                            Depositary Receipts, Currency Hedging,
                                            Currency Speculation, Government
                                            Securities)

Star Small Cap Fund                         Debt Securities (Structured Notes,            Initial Public Offerings
                                            Mortgage-related Securities, Asset-backed     When-issued Securities
                                            Securities, Collateralized Mortgage           Privatizations
                                            Obligations, Step Coupon Securities,          Futures Contracts
                                            Pay-in-kind Securities, Zero Coupon           Options
                                            Securities, Stripped Securities,              Swap Contracts
                                            Convertible Securities, U.S. Government       Illiquid Securities
                                            Securities)                                   Short Sales
                                            Equity Securities (Investment Companies)
                                            Foreign Securities (Bonds, Currency
                                            Hedging, Currency Speculation, Emerging
                                            Markets, Depositary Receipts,
                                            Supranational Entities)

Star Value Fund                             Debt Securities (Commercial Paper,            Initial Public Offerings
                                            Collateralized Mortgage Obligations,          When-issued Securities
                                            Investment Grade Corporate Securities,        Futures Contracts
                                            Zero Coupon Securities, Convertible           Options
                                            Securities, Lower Quality Securities,         Swap Contracts
                                            U.S. Government Securities)                   Illiquid Securities
                                            Equity Securities (All Capitalizations,       Short Sales
                                            Convertible Stock, Investment Companies)
                                            Foreign Securities (Debt Securities,
                                            Currency Hedging, Depositary Receipts,
                                            Equity Securities)

Fund                                        Securities                                    Practices
----                                        ----------                                    ---------
Star Worldwide Fund                         Debt Securities (Structured Notes, Zero       Initial Public Offerings
                                            Coupon Securities, Stripped Securities,       When-issued Securities
                                            Mortgage-related Securities, Asset-backed     Privatizations
                                            Securities, Step Coupon Securities,           Futures Contracts
                                            Pay-in-kind Securities, Collateralized        Options
                                            Mortgage Obligations, U.S. Government         Swap Contracts
                                            Securities)                                   Illiquid Securities
                                            Equity Securities (Investment Companies,      Short Sales
                                            Convertible Preferred Stocks)
                                            Foreign Securities (Bonds, Currency
                                            Hedging, Currency Speculation,
                                            Supranational Entities, Emerging Markets,
                                            Depositary Receipts)

Strategic Income Fund                       Debt Securities (Asset-backed securities,     Initial Public Offerings
                                            Collateralized Mortgage Obligations, Step     When-issued Securities
                                            Coupon Securities)                            Futures Contracts
                                            Equity Securities (Investment Companies)      Options
                                            Foreign Securities (Currency Hedging)         Swap Contracts
                                                                                          Illiquid Securities
                                                                                          Short Sales

Targeted Equity Fund                        Debt Securities (Investment Grade             Initial Public Offerings
                                            Corporate Securities, Zero Coupon             Futures Contracts
                                            Securities, Convertible Securities, U.S.      Options
                                            Government Securities)                        Swap Contracts
                                                                                          Illiquid Securities
                                                                                          Short Sales

TYPES OF SECURITIES

DEBT SECURITIES

Certain Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon securities, do not pay interest but are sold at deep discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities.

Debt securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risk. Debt securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including
(i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or iii) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Asset-backed Securities Certain Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Collateralized Mortgage Obligations ("CMOs") Certain Funds may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

Convertible Securities Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities usually provide a lower yield than comparable fixed-income securities.

Investment-Grade Debt Securities Investment grade debt securities include all types of debt instruments that are of medium and high-quality. Some possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rate investment-grade by Standard & Poor's Rating Group ("Standard & Poor's" or "S&P") or Moody's Investor's Service, Inc. ("Moody's") is unrated but considered to be of equivalent quality by an investment adviser or subadviser. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Lower Quality Debt Securities Certain Funds may invest in lower quality fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a Fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Securities Ratings."

Mortgage-related Securities Certain Funds may invest in mortgage-related securities, such as Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

Pay-in-kind Securities Certain Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Step Coupon Securities Certain Funds may invest in step coupon securities. Step coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

"Stripped" Securities Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a

Fund may fail to recoup fully its investments in IOs. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

Structured Notes Certain Funds may invest in a broad category of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the Fund's exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund's portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

Tax Exempt Securities The Municipal Income Fund and the Massachusetts Fund (the "Tax Free Income Funds") may invest in "Tax Exempt Securities," which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Fund, exempt from Massachusetts state personal income taxes (other than the possible incidence of any alternative minimum taxes). Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term "Tax Exempt Securities" if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund's portfolio manager to be reliable), exempt from federal income tax and, in the case of the Massachusetts Fund, exempt from Massachusetts state personal income taxes. The Massachusetts Fund may invest more than 25% of the value of its total assets in private activity bonds, the interest from which is exempt from both federal and state personal income taxes, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a non-fundamental policy of the Massachusetts Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

The ability of the Tax Free Income Funds to invest in securities other than tax-exempt securities is limited by a requirement of the Internal Revenue Code of 1986, as amended (the "Code"), that, in order to be qualified to pay exempt-interest dividends, at least 50% of the value of such Fund's total assets be invested in obligations the interest on which is exempt from federal income tax at the end of each calendar quarter.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for "substantial users" of facilities financed by such obligations or bonds or for "related persons" of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a "substantial user" or a "related person" of a substantial user.

There are variations in the quality of Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

The two principal classifications of tax-exempt bonds are general obligations bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody's and S&P represent their opinions as to the quality of the Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

Although the yield of a Tax Free Income Fund generally will be lower than that of another Fund, the net after-tax return to investors may be greater. The tables below illustrate what tax-free investing can mean for you. They show what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 8% under current federal tax rates, in the case of the Municipal Income Fund, and under combined federal and state tax rates, in the case of the Massachusetts Fund. For example, while a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 7.06% to equal a tax-free yield of 6.0% in the Municipal Income Fund, a single person with a taxable income of $40,000 would have to earn a taxable yield of 8.22% to equal a tax-free yield of 6.0%. This example and these tables do not take into account the effects of state income tax, in the case of the Municipal Income Fund, local income taxes, if any, or federal income taxes on social security benefits that may arise as a result of receiving tax-exempt income, or any federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity bonds." Also, a portion of a Tax Free Income Fund's distributions may consist of ordinary income, short-term capital gain or long-term capital gain and will be taxable to you as such. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.

[TO BE UPDATED]

                Taxable Equivalent Yields - Municipal Income Fund

                Taxable Income*                      2002                        If Tax Exempt Yield Is
                ---------------                   Fed. Marg.           4%         5%         6%         7%       8%
  Single Return ($)          Joint Return ($)      Tax Rate             Then The Equivalent Taxable Yield Would Be:
  -----------------          ----------------      --------            -------------------------------------------
        0 -   6,000                0 - 12,000      10.00%             4.44%      5.56%      6.67%      7.78%    8.89%
    6,001 -  27,950           12,001 - 46,700      15.00%             4.71%      5.88%      7.06%      8.24%    9.41%
   27,951 -  67,700           46,701 - 112,850     27.00%             5.48%      6.85%      8.22%      9.59%   10.96%
   67,701 - 141,250          112,851 - 171,950     30.00%             5.71%      7.14%      8.57%     10.00%   11.43%
  141,251 - 307,050          171,951 - 307,050     35.00%             6.15%      7.69%      9.23%     10.77%   12.31%
  307,051 and over            307,051 and over     38.60%             6.51%      8.14%      9.77%     11.40%   13.03%

*     This amount represents taxable income as defined in the Code.

                      Tax Free Investing-Massachusetts Fund


                                                    2002
                Taxable Income*                   Combined                     If Tax Exempt Yield Is
                ---------------                  MA and Fed.           4%         5%         6%         7%       8%
  Single Return ($)          Joint Return ($)     Tax Rate**           Then The Equivalent Taxable Yield Would Be:
  -----------------          ----------------    -----------           -------------------------------------------
        0 - 6,000                  0 - 12,000       14.77%            4.69%      5.87%      7.04%      8.21%    9.39%
    6,001 - 27,950            12,001 - 46,700       19.51%            4.97%      6.21%      7.45%      8.70%    9.94%
   27,951 - 67,700            46,701 - 112,850      30.87%            5.79%      7.23%      8.68%     10.13%   11.57%
   67,701 - 141,250          112,851 - 171,950      33.71%            6.03%      7.54%      9.05%     10.56%   12.07%
  141,251 - 307,050          171,951 - 307,050      38.45%            6.50%      8.12%      9.75%     11.37%   13.00%
  307,051 and over           307,051 and over       41.85%            6.88%      8.60%     10.32%     12.04%   13.76%

* This amount represents taxable income as defined in the Code and the Massachusetts tax law. Note that Massachusetts taxable income and federal taxable income may differ due to differences in exemptions, itemized deductions and other items.

** These combined rates reflect the 2002 federal and Massachusetts applicable marginal rates. These rates include the effect of deducting state taxes on a federal return.

The Tax Free Income Funds do not currently intend to invest in so-called "moral obligation" bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by such Fund.

Securities in which a Tax Free Income Fund may invest, including Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of the Fund's Tax Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Tax Free Income Funds and the value of such Funds' portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have from time to time encountered financial difficulties that have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Massachusetts Fund.

U.S. Government Securities Certain Funds may invest in some or all of the following U.S. government securities:

o U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

o U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

0 Treasury Inflation-Protected Securities ("TIPS") - Fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

      Risk The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

Risk U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

Zero-coupon Securities Certain Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

EQUITY SECURITIES

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred or common stock.

While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Capitalization Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over the counter securities may be more difficult to sell under some market conditions.

o Market Capitalizations - Certain Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

      * SmallCapitalization Companies - Certain Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

o Warrants - Certain Funds may invest in warrants. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

o Real estate investment trusts (REITs) - Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with real estate securities. A Fund will indirectly bear its proportionate share of expenses, including advisory fees, paid by each REIT in which it invests.

o Real Estate Securities - The AEW Real Estate Fund invests primarily in securities of companies in the real estate industry, including REITs, and is, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Investment Companies Certain Funds may invest in other investment companies. Investment companies, including companies such as "iShares", "SPDRs" and "WEBS," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

FOREIGN SECURITIES

Certain Funds may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Emerging Markets Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser or subadviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce the Fund's net income available for distribution to shareholders.

Depository Receipts Certain Funds may invest in foreign equity securities by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities and therefore less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depository Receipts ("ADRs") are depository receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are depository receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United State corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Supranational Entities Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

Foreign Currency Most foreign securities in the Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Foreign Currency Hedging Transactions To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures", "Options" and "Swap Contracts" below.

MONEY MARKET INSTRUMENTS (All Funds)
A Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Repurchase Agreements (All Funds) The Funds may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

o Dollar Rolls. Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-issued Securities Certain Funds may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Illiquid Securities Illiquid securities are those that are not readily resaleable which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless an adviser or subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid.

Initial Public Offerings Certain funds may purchase securities of companies that are offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Funds may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. Although the Funds will make diligent efforts to research a company prior to purchasing IPO securities, including reviewing the company's prospectus, there is no guarantee against significant losses. The Funds' investment in IPO securities may have a significant impact on a Fund's performance and may result in significant capital gains.

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Privatizations In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Futures Contracts A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or
(ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Futures and Options on Tax-Exempt Bonds and Bond Indices Tax Free Income Funds may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Tax Free Income Funds' net asset value, and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

Swap Contracts Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-counter Options The Government Securities Fund may enter into over-the-counter options with respect to U.S. Government securities. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. government securities and the assets used as cover for written over-the-counter options on U.S. government securities should generally be treated as illiquid securities for purposes of the Funds' investment restrictions relating to illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which the formula price exceeds any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Loomis Sayles has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Loomis Sayles. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax-exempt bonds for that purpose.

The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments. The above discussion relates to a Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are constantly changing. In the event of future regulatory or market developments, Funds may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales Certain Funds may sell securities short "against the box," that is:
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. In addition, the Select Fund only may make short sales if immediately after such short sale the aggregate value of all securities that the Fund is short (excluding the value of securities sold short against the box) does not exceed 5% of the value of the Select Fund's net assets, and the Fund covers such short sales as described in the following paragraph.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities. With respect to securities that are not sold short against the box, the Select Fund may cover its short positions by maintaining in a separate account with the Fund's custodian cash, U.S. government securities or other liquid securities having a value equal to the excess of (a) the market value of the securities sold short over (b) the value of any cash, U.S. government securities or other liquid securities deposited as collateral with the broker in connection with the short sale.

Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Star Advisers Fund, Star Small Cap Fund and Star Worldwide Fund currently expect that no more than 20%, 25% and 20% of their total assets, respectively, would be involved in short sales against the box.

Insurance on Portfolio Holdings of Tax Free Income Funds Tax Free Income Funds may obtain insurance on any of their portfolio holdings from a nationally recognized private insurer, which may include one or more of the following:
Financial Guaranty Insurance Company, which is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; Financial Security Assurance, Inc.; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company. Insurance on individual securities, whether obtained by the issuer or a Tax Free Income Fund, is generally non-cancelable and runs for the life of the security. To the extent that a Tax Free Income Fund obtains insurance on any of its securities, the insurance must provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer in the payment of principal or interest, the insurer will, within 30 days of notice of such default, provide to its agent or the trustee funds needed to make any such payments. Such agent or trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security.

Insurance on the Tax Free Income Funds' portfolio of securities will in some cases continue in the event the securities are sold by such Funds, while in other cases it may not. The Tax Free Income Funds have the option to procure individual secondary market insurance, which would continue to cover any such security after its sale by such Funds. Such guaranteed renewable insurance continues so long as the premiums for such insurance are paid and, in the judgment of such Funds' subadviser, coverage should be continued. In the case of securities that are insured by a nationally recognized private insurer, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer.

Premiums for insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Tax Free Income Funds' portfolio insurance on such Funds' net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Tax Free Income Funds may purchase lower rated securities, which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities that are not insured.

Nationally recognized private insurers have certain eligibility standards as to the municipal securities they will insure. Such standards may be more or less strict than standards that would be applied for purchase of a security for the Funds. To the extent nationally recognized private insurers apply stricter standards, the Tax Free Income Funds will be restricted by such standards in the purchase and retention of municipal securities.

The Internal Revenue Service (the "IRS") has issued revenue rulings indicating that (i) the fact that municipal obligations are insured will not affect their tax-exempt status and (ii) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Code. While operation of the Tax Free Income Funds and the terms of the insurance policies on such Funds' portfolio of securities may differ somewhat from those addressed by the revenue rulings, the Funds do not anticipate that any differences will be material or change the result with respect to the Funds.

Insurers of the Tax Free Income Funds' municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be willing or able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Tax Free Income Funds' subadviser reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond insurance.

Securities Lending (All Funds) The Funds may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of money market funds subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements the Funds may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading (All Funds) The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Temporary Strategies (All Funds) A Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of a Fund may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                            MANAGEMENT OF THE TRUSTS

      The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

      The table below provides certain information regarding the trustees and officers of the Trusts. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the relevant Trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the relevant Trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.

                                                 Term of                                   Number of
                                               Office and                                 Portfolios
                                Position(s)     Length of                                  in Fund
                                 Held with        Time         Principal Occupation(s)      Complex
   Name, Age and Address           Funds         Served          During Past 5 Years        Overseen     Other Directorships Held
   ---------------------           -----         ------          -------------------        --------     ------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr. (63)      Trustee          Until       Douglas Dillon Professor          27       Director, Taubman Centers,
399 Boylston Street                             retirement*   and Director for the                       Inc.
Boston, MA 02116                 Contract                     Belfer Center of Science
                                Review and       19 years     and International Affairs,                 Board Member, USEC Inc.
                                Governance                    John F. Kennedy School of
                                 Committee                    Government, Harvard
                                  Member                      University
------------------------------------------------------------------------------------------------------------------------------------

Daniel M. Cain (58)                Trustee         Until      President and CEO, Cain           27       Trustee, Universal Health
452 Fifth Avenue                                retirement*   Brothers & Company,                        Realty Income Trust
New York, NY 10018               Chairman of                  Incorporated (investment
                                  the Audit       7 years     banking)                                   Director, eBenX, Inc.
                                  Committee
                                                                                                         Director, PASC
------------------------------------------------------------------------------------------------------------------------------------

                                                 Term of                                   Number of
                                               Office and                                 Portfolios
                                Position(s)     Length of                                  in Fund
                                 Held with        Time         Principal Occupation(s)      Complex
   Name, Age and Address           Funds         Served          During Past 5 Years        Overseen     Other Directorships Held
   ---------------------           -----         ------          -------------------        --------     ------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (71)             Trustee        Until        Retired                           27       None
399 Boylston Street                            retirement*
Boston, MA 02116                Chairman of
                                the Contract    28 Years
                                 Review and
                                 Governance
                                  Committee
------------------------------------------------------------------------------------------------------------------------------------

Richard Darman (59)               Trustee        Until        Partner, The Carlyle Group        27       Director and Vice Chairman,
399 Boylston Street                            retirement*    (investments); Professor,                  AES Corporation
Boston, MA 02116                  Contract                    John F. Kennedy School of
                                 Review and     7 years       Government, Harvard
                                 Governance                   University
                                  Committee
                                   Member
------------------------------------------------------------------------------------------------------------------------------------

Sandra O. Moose (61)              Trustee        Until        Senior Vice President             27       Director, Verizon
One Exchange Place                             retirement*    and Director, The Boston                   Communications
Boston, MA 02109                   Audit                      Consulting Group, Inc.
                                  Committee     21 years      (management                                Director, Rohm and Haas
                                   Member                     consulting)                                Company
------------------------------------------------------------------------------------------------------------------------------------

John A. Shane (70)                Trustee        Until        President, Palmer Service         27       Director, Eastern Bank
200 Unicorn Park Drive                         retirement*    Corporation (venture                       Corporation; Director,
Woburn, MA 01801                   Audit                      capital organization)                      Gensym Corporation;
                                  Committee     21 years                                                 Director, Overland Storage,
                                   Member                                                                Inc.; Director, ABT
                                                                                                         Associates Inc.
------------------------------------------------------------------------------------------------------------------------------------

Pendleton P. White (72)           Trustee        Until        Retired                           27       None
6 Breckenridge Lane                            retirement*
Savannah, GA 31411                Contract
                                 Review and     22 years
                                 Governance
                                  Committee
                                   Member

------------------------------------------------------------------------------------------------------------------------------------

                                                 Term of                                   Number of
                                               Office and                                 Portfolios
                                Position(s)     Length of                                  in Fund
                                 Held with        Time         Principal Occupation(s)      Complex
   Name, Age and Address           Funds         Served          During Past 5 Years        Overseen     Other Directorships Held
   ---------------------           -----         ------          -------------------        --------     ------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John T. Hailer** (42)             President         Not       President and Chief               27       None
399 Boylston Street               and Chief     Applicable    Executive Officer, CDC
Boston, MA 02116                  Executive                   IXIS Asset Management
                                   Officer        3 years     Distributors, L.P.;
                                                              formerly, Senior Vice
                                   Trustee                    President, Fidelity
                                                              Investments
------------------------------------------------------------------------------------------------------------------------------------

Peter S. Voss*** (56)            Chairman of        Not       Director, President and           27       Trustee, Harris Associates
399 Boylston Street                  the        Applicable    Chief Executive Officer,                   Investment Trust****
Boston, MA 02116                    Board                     CDC IXIS Asset Management
                                                 11 years     North America, L.P.
                                   Trustee
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Nicholas H. Palmerino (xx)      Treasurer           Not                                        N/A       N/A
399 Boylston Street                             Applicable
Boston, MA 02116
------------------------------------------------------------------------------------------------------------------------------------

John E. Pelletier (38)          Secretary           Not       Senior Vice President,           N/A       N/A
399 Boylston Street             and Clerk       Applicable    General Counsel, Secretary
Boston, MA 02116                                              and Clerk, CDC IXIS
                                                              Distribution Corporation;
                                                              Senior Vice President,
                                                              General Counsel, Secretary
                                                              and Clerk, CDC IXIS Asset
                                                              Management Distributors,
                                                              L.P.; Senior Vice
                                                              President, General
                                                              Counsel, Secretary and
                                                              Clerk, CDC IXIS Asset
                                                              Management Advisers, L.P.;
                                                              Executive Vice President,
                                                              General Counsel,
                                                              Secretary,  Clerk, and
                                                              Director, CDC IXIS Asset
                                                              Management Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.

** Mr. Hailer is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts:
      Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

*** Mr. Voss is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc. ; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Jurika & Voyles, Inc.; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; and Director of Vaughan, Nelson, Scarborough & McCullough, Inc.

**** As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

      Each person listed above holds the same position(s) with all four Trusts. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. or CDC IXIS Advisers are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

Standing Board Committees

      The Contract Review and Governance Committee of the CDC Nvest Funds is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds. During the fiscal year ended December 31, 2002 (January 31, 2003 for CDC Nvest Companies Trust I), this Committee held five (5) meetings.

      The Audit Committee of the CDC Nvest Funds is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2002 (January 31, 2003 for CDC Nvest Companies Trust I) this Committee held four (4) meetings.


Trustee Fees

      The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.

      Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year; each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.


      During the fiscal year ended December 31, 2002 for CDC Nvest Funds Trust I, II and III, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of the CDC Nvest Cash Management Trust-Money Market Series and CDC Nvest Tax Exempt Money Market Trust.


                                                                                     Pension or
                                               Aggregate           Aggregate         Retirement      Estimated           Total
                            Aggregate      Compensation from   Compensation from      Benefits         Annual        Compensation
                          Compensation            CDC                 CDC            Accrued as       Benefits         from the
                         from CDC Nvest        Nvest Funds     Nvest Funds Trust    Part of Fund        Upon       CDC Nvest Funds
Name of Trustee          Funds Trust I*        Trust II*              III*            Expenses       Retirement        Trusts*+
---------------          --------------        ---------              ----            --------       ----------        --------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.                                                                   $0             $0
Daniel M. Cain                                                                           $0             $0
Kenneth J. Cowan                                                                         $0             $0
Richard Darman                                                                           $0             $0
Sandra O. Moose                                                                          $0             $0
John A. Shane                                                                            $0             $0
Pendleton P. White                                                                       $0             $0

INTERESTED TRUSTEES
Peter S. Voss                  $0                  $0                  $0                $0             $0               $0
John T. Hailer                 $0                  $0                  $0                $0             $0               $0

* Amounts include payments deferred by trustees for 2002. The total amount of deferred compensation for all periods through December 31, 2002 accrued for the trustees follows: Allison ($); Cain ($); Cowan ($) and Darman ($).

+ Total Compensation represents amounts paid during 2002 to a trustee for serving on the board of trustees of six (6) trusts with a total of twenty-six (26) funds as of December 31, 2002.

      During the fiscal year ended January 31, 2003 for CDC Nvest Companies Trust I, the trustees of the Trust received the amounts set forth in the following table for serving as trustee of the Trust:


                                        Aggregate Compensation from CDC
          Name of Trustee                   Nvest Companies Trust I*
          ---------------                   ------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.
Daniel M. Cain
Kenneth J. Cowan
Richard Darman
Sandra O. Moose
John A. Shane
Pendleton P. White

INTERESTED TRUSTEES

Peter S. Voss                                          $0
John T. Hailer                                         $0

* Amounts include payments deferred by trustees for January 2003. The total amount of deferred compensation for January 2003 accrued for the trustees follows: Allison ($); Cain ($); Cowan ($) and Darman ($).

      The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. Each Fund will make an investment in the selected Fund(s) in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each

Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

      At April --, 2003, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

      As of December 31, 2002, the trustees had the following ownership in the
Funds:

NOTE: TO BE UPDATED

                                                                Aggregate Dollar
                                                                 Range of Equity
                                                                  Securities in
                                                                 All Registered
                                                                   Investment
                                                                    Companies
                                                                   Overseen by
                                                                   Trustee in
                                                                    Family of
                                Dollar Range of Equity             Investment
Name of Trustee               Securities in the Fund(s)*           Companies*
---------------               --------------------------           ----------

INDEPENDENT TRUSTEES
Graham T. Allison Jr.

Daniel M. Cain

Kenneth J. Cowan

Richard Darman

Sandra O. Moose

John A. Shane

Pendleton P. White


                                                                                                Aggregate Dollar Range of Equity
                                                                                                 Securities in All Registered
                                                                                               Investment Companies Overseen by
                                                                                               Trustee in Family of Investment
Name of Trustee                Dollar Range of Equity Securities in the Fund(s)*                          Companies*
---------------                -------------------------------------------------                          ----------
INTERESTED TRUSTEES
John T. Hailer

Peter Voss

*     A. None
      B. $1 - 10,000
      C. $10,001 - $50,000
      D. $50,001 - $100,000
      E. over $100,000


Advisory and Subadvisory Agreements

      Each Fund's advisory agreement with CDC IXIS Advisers, (with AEW Management and Advisors, L.P. ("AEW"), in the case of the AEW Real Estate Fund, and with Capital Growth Management Limited Partnership ("CGM"), in the case of Targeted Equity Fund) provides that the adviser (CDC IXIS Advisers, AEW or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

      Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund's Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

      Each Fund's advisory agreement and (except in the case of AEW Real Estate Fund and Targeted Equity Fund) each Fund's subadvisory agreement(s) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each Trust has received an exemptive order from the SEC that permits CDC IXIS Advisers to amend existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without obtaining shareholder approval, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

      Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      CDC IXIS Advisers oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Board of Trustees, CDC IXIS Advisers monitors each subadviser to assure that the subadviser is managing a Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Advisers and CIS also provide each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. CDC IXIS Advisers does not, however, determine what investments will be purchased or sold for any Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two or more different Funds (or segments of a Star Fund) or may be acquired for one Fund (or segment of a Star Fund) at a time when the subadviser of another Fund (or segment) deems it appropriate to dispose of the security from that other Fund (or segment). Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities is appropriate. Because each subadviser directs the trading for its segment or segments of a Star Fund, and does not aggregate its transactions with those of the other subadvisers, a Star Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Star Fund.

      CDC IXIS Advisers may terminate any subadvisory agreement without shareholder approval. In such case, CDC IXIS Advisers will either enter into an agreement with another subadviser to manage the Fund or Star Fund segment or allocate the segment's assets among the other segments of the Star Fund.

Board Approval of the Existing Advisory and Subadvisory Agreements


      The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and subadvisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. After their initial two-year period, the advisory and subadvisory agreements of the Funds are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.


      In connection with their meetings, the trustees receive materials specifically relating to the existing advisory and subadvisory agreements. These materials generally include, among other items (i) information on the investment performance of the Funds, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Funds, and (iii) the economic outlook and the general investment outlook in the markets in which the Funds invest. The Board of Trustees, including the Independent Trustees, also considers periodically other material facts such as (1) the adviser's and/or subadviser's results and financial condition, (2) each Fund's investment objective and strategies and the size, education and experience of the advisers' and subadvisers' investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Funds' shares, (4) the procedures employed to determine the value of the Funds' assets, (5) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the adviser or subadviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the advisers and/or subadvisers.

      The Board of Trustees most recently approved the renewal of the advisory and subadvisory agreements at their meeting held on May 10, 2002. In considering the advisory and subadvisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory and subadvisory agreements included the following:

            o the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

            o whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

            o the nature, quality, cost and extent of administrative and shareholder services performed by the advisers, subadvisers and affiliated companies, under the existing advisory and subadvisory agreements and under separate agreements covering transfer agency functions and administrative services.

            o each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the advisers and subadvisers relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the adviser or subadviser, such as the engagement of affiliates of the adviser or subadviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the adviser or subadviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

            o the level of the advisers' and subadvisers' profits in respect of the management of the Funds. They considered the profits realized by the advisers and subadvisers in connection with the operation of each Fund.

            o whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory and subadvisory agreements should be continued until June 1, 2003.

Information About the Organization and Ownership of the Advisers and Subadvisers of the Funds


      CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers"), formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"), is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, LLC ("CDC IXIS Holdings"), which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of CIS, the transfer and dividend disbursing agent of the Funds. CDC IXIS North America owns the entire limited partnership interest in each of CDC IXIS Advisers and the Distributor. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to third parties.

      CDC IXIS North America is a wholly-owned subsidiary of CDC IXIS Asset Management, a French entity. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution.

      The fourteen principal subsidiary or affiliated asset management firms of CDC IXIS North America, collectively, had more than $____ billion of assets under management or administration as of December 31, 2002.


      AEW Management and Advisors, L.P. ("AEW") is a registered investment adviser whose origins date back to 1981. AEW is a limited partnership that is a controlled affiliate of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in AEW. AEW is the adviser of the AEW Real Estate Fund.

      Capital Growth Management, L.P. ("CGM") is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. CDC IXIS North America owns a majority limited partnership interest in CGM. In addition to advising CDC Nvest Funds, CGM acts as investment adviser of CGM Capital Development Fund and CGM Trust and also provides investment advice to other mutual funds and other institutional and individual clients.

      Fund Asset Management, L.P., doing business as Mercury Advisors ("Mercury Advisors"), was established in 1976 in order to provide investment management services for institutional and subadvisory relationships. Mercury Advisors is affiliated with Merrill Lynch Investment Managers ("MLIM"). Mercury Advisors is a limited partnership and is an indirect, wholly-owned subsidiary of Merrill, Lynch & Co., Inc.

      Hansberger Global Investors, Inc. ("Hansberger") was formed in 1994 and is a wholly-owned subsidiary of Hansberger Group, Inc. Hansberger specializes in global investing, managing separate portfolios and institutional mutual funds.

      Harris Associates L.P. ("Harris Associates") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

      Jurika & Voyles, L.P. ("Jurika & Voyles"), founded in 1983, has discretionary management authority with respect to assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a limited partnership whose sole general partner is Jurika & Voyles, Inc., a wholly-owned subsidiary of CDC IXIS Holdings. Jurika & Voyles is engaged in the business of investment management. CDC IXIS North America owns the entire limited partnership interest in Jurika & Voyles.

      Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in Loomis Sayles.

      Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a Delaware corporation incorporated on September 19, 1990, and a wholly-owned subsidiary of Morgan Stanley. MSIM Inc. does business in certain instances (including in its role as subadviser to a segment of the Star Growth Fund) under the name "Miller

Anderson." Miller Anderson conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad.

      RS Investment Management, L.P. ("RS Investments ") was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. and its subsidiary, RS Investments, from BankAmerica Corporation.

      Salomon Brothers Asset Management Inc ("Salomon Brothers") was founded in 1987 and provides an array of investment services and products to a broad spectrum of clients around the world, including individual and institutional investors. Salomon Brothers has offices in 22 countries, research centers in six cities worldwide and employs approximately 200 investment professionals. Salomon Brothers is also one of the affiliated investment advisory entities of Citigroup Asset Management ("Citigroup").

      Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson") was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. Vaughan Nelson is a limited partnership whose sole general partner, Vaughan, Nelson, Scarborough & McCullough, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in Vaughan Nelson.

      Westpeak Global Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of CDC IXIS Holdings. CDC IXIS North America owns the entire limited partnership interest in Westpeak.

Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers; Cross Relationships of Officers and Trustees

      AEW Certain officers of AEW have responsibility for the management of other client portfolios. The other clients served by AEW sometimes invest in securities in which its CDC Nvest Funds also invest. If the Fund and such other clients advised by AEW desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities, which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Board of Trustees that the desirability of retaining AEW as adviser outweighs the disadvantages, if any, which might result from these practices.

      CGM The other investment companies and clients served by CGM sometimes invest in securities in which its CDC Nvest Funds also invest. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the Board of Trustees that the desirability of retaining CGM as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

      Hansberger Hansberger places portfolio transactions for other advisory accounts, including other mutual funds managed by Hansberger. Research services furnished by firms through which its CDC Nvest Funds effect their securities transactions may be used by Hansberger in servicing all of its accounts; not all of such services may be used by Hansberger in connection with its CDC Nvest Funds. In the opinion of Hansberger, it is not possible to measure separately the benefits from research services to each of the accounts (including its CDC Nvest Funds) managed by Hansberger. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of Hansberger, such costs to its CDC Nvest Funds will not be disproportionate to the benefits received by it on a continuing basis. If purchase or sale of securities consistent with the investment policies of the CDC Nvest Funds and one or more of these other clients served by Hansberger is considered at or about the same time, transactions in such securities will be allocated among its CDC Nvest Funds and such other clients pursuant to guidelines deemed fair and reasonable by Hansberger. Generally, under those guidelines, its CDC Nvest Funds and other participating clients will be allocated securities on a prorated basis. It is the opinion of the Board of Trustees that the desirability of retaining Hansberger as the subadviser to the CDC Nvest Funds outweighs the disadvantages, if any, that may result from these practices.

      Harris Associates Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which its CDC Nvest Funds may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. In situations in which advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the CDC Nvest Funds to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold. The Board of Trustees are of the view that the benefits of retaining Harris Associates as a subadviser to the CDC Nvest Funds outweigh the disadvantages, if any, that might result from participating in such transactions.

      Jurika & Voyles Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including accounts of affiliates of Jurika & Voyles) that may invest in securities in which its CDC Nvest Funds may invest. When Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The Board of Trustees are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

      Loomis Sayles Loomis Sayles has organized its business into three investment groups: The Fixed Income Group, The Equity Group and The Investment Counseling Group. The Fixed Income Group and the Equity Group make investment decisions for the CDC Nvest Funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which the Funds subadvised by Loomis Sayles also invest. If one of these Funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Board of Trustees that the desirability of retaining Loomis Sayles as subadviser for these Funds outweighs the disadvantages, if any, which might result from these practices.

      Mercury Advisors Because of different objectives or other factors, a particular security may be bought for one or more clients of Mercury Advisors or an affiliate (including Merrill Lynch) when one or more clients of Mercury

Advisors or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve its CDC Nvest Fund or other clients or funds for which Mercury Advisors or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Mercury Advisors or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees that the advantages of retaining Mercury Advisors as a subadviser to the CDC Nvest Funds outweighs the disadvantages, if any, that may result from these practices.

      Miller Anderson Some securities considered for investment for its CDC Nvest Funds may also be appropriate for other clients serviced by Miller Anderson. Miller Anderson may place a combined order for two or more accounts or Portfolios for the purchase or sale of the same security. Transactions involving combined orders are allocated in a manner deemed to be equitable. If purchases or sales of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by Miller Anderson is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by Miller Anderson. It is the opinion of the Board of Trustees that the advantages of retaining Miller Anderson as the subadviser to the CDC Nvest Funds outweigh the disadvantages, if any, of these practices.

      RS Investments RS Investments manages some of the CDC Nvest Funds and serves as an investment adviser or sub-adviser to other mutual funds and separate accounts. Investment decisions for the CDC Nvest Funds and for other investment advisory clients of RS Investments and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investments' opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investments employs staffs of portfolio managers who draw upon a variety of resources for research information. It is the opinion of the Board of Trustees that the desirability of retaining RS Investments as a subadviser to the CDC Nvest Funds outweighs the disadvantages, if any, which could result from these procedures.

      Salomon Brothers In addition to buying and selling securities for its CDC Nvest Funds, Salomon Brothers buys and sells securities for other clients, and may buy or sell securities for one or more clients, including its CDC Nvest Funds, simultaneously. In accordance with applicable law, Salomon Brothers may, but is not obliged to, combine or "bunch" orders for the same security. In order to ensure that no client account is disadvantaged in a bunched transaction, each client participates at the average share price for all of the Salomon Brothers' transactions in that security on that day for such bunched order. Securities purchased or sold in a bunched transaction generally are allocated pro-rata to participating client accounts, but may be allocated according to a different method, provided that such allocation is deemed by Salomon Brothers to be fair and equitable and consistent with Salomon Brothers' fiduciary responsibilities to its clients.

      Allocation decisions may vary from transaction to transaction and depend upon factors, including but not limited to the type of investment, the number of shares purchased or sold, the size of the account, and the size of an existing security position in a client account. In the event that a pro-rata allocation would cause one or more participating accounts to receive a small number of securities so as not, in Salomon Brothers' determination, to be meaningfully beneficial to such accounts(s), Salomon Brothers may allocate the securities to client accounts in a manner determined in good faith to be fair and equitable.

      Vaughan Nelson In addition to managing its CDC Nvest Funds, Vaughan Nelson serves as investment adviser to foundations, university endowments and corporate retirement and family/individual core funds. Portfolio transactions for each client account are generally completed independently, except when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously. In this event, the transactions are averaged as to the price and allocated as to amount in accordance with the daily purchase or sale orders actually placed for each client account. Such orders are combined when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions. It is the opinion of the Board of Trustees that the desirability of retaining Vaughan Nelson as a subadviser to the CDC Nvest Funds outweighs the disadvantages, if any, which might result from these procedures.

      Westpeak Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which its CDC Nvest Funds also may invest. When these Funds and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each (or if filled over the course of more than one day, allocated randomly using algorithms generated by its trade order management system). It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for these Funds. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Funds or the price at which a security may be sold. It is the opinion of the Board of Trustees that the desirability of retaining Westpeak as subadviser for these Funds outweighs the disadvantages, if any, which might result from these practices.


Description of the Multi-adviser Approach of the Star Funds and Balanced Fund

      CDC IXIS Advisers believes that the multi-adviser approach to equity investing of the Star Funds and Balanced Fund - one that combines the varied styles of the subadvisers in selecting securities for the Funds' portfolios - offers a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisers believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, there is no assurance that a Fund will in fact achieve superior results over any period of time.

      On a daily basis, capital activity will be allocated equally by CDC IXIS Advisers among the segments of each Star Fund. However, CDC IXIS Advisers may, subject to review of the applicable Trust's Board of Trustees, allocate net investment capital differently among any of the subadvisers. This action may be necessary if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments.

      The Board of Trustees of the Trusts has adopted asset allocation guidelines for the Star Funds to ensure that no segment of any Star Fund becomes too large or too small relative to the other segments of that Star Fund due to performance, market conditions or other factors. CDC IXIS Advisers will generally monitor the asset allocation of the various Star Funds' segments on a monthly basis and when any one segment rises above or falls below the measures stated in the guidelines, action will generally be taken to reallocate cash flow away or towards a specific segment. CDC IXIS Advisers may, subject to the review of the Board of Trustees of the Trusts, allocate net investment capital differently among any of the subadvisers.

      Distribution Agreements and Rule 12b-1 Plans Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

      The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

      Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. (Note that certain Funds do not offer Class C shares.)

      Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A, B and C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested. In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

      The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.


      To the extent that the Distributor's reimbursable expenses in prior years exceeded the maximum amount payable under the relevant Plan for that year, such expenses could be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 2002 from previous plan years were as follows: NOTE: NUMBERS MAY CHANGE

                   Fund              Amount Carried Forward     Amendment Date*
                   ----              ----------------------     ---------------
                Star Value                  $1,651,994              9/13/93
              Targeted Equity               $2,030,882              6/01/93
                Bond Income                 $1,919,349              9/13/93
                 Balanced                   $2,041,399              9/13/93
              Capital Growth                  $563,284              9/13/93
           Government Securities            $1,583,658              9/24/93
             Municipal Income               $1,700,600              9/13/93
       Limited Term U.S. Government         $2,272,723              9/24/93
           International Equity               $514,256              9/13/93
              Short Term Bond               $1,929,283              9/13/93

* The Amendment Date is the date that the plans were amended to stop allowing new sums to be added to the amount being carried forward.


      Class A shares of Limited Term U.S. Government Fund and Massachusetts Fund pay a monthly distribution fee at an annual rate not to exceed 0.10% of each Fund's average daily net assets. This fee is payable only to reimburse the Distributor for expenses incurred in connection with the distribution of each Fund's shares, but unreimbursed expenses can be carried forward into future years.

      Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment.

After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month.

      Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.

      Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other CDC Nvest Funds. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the CDC Nvest Funds based on their relative net assets. Expenses allocated to each CDC Nvest Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

      The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of CDC IXIS North America and may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares. (Note that certain Funds do not currently offer Class Y shares.)

      The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

      The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

      With the exception of the Distributor, its direct and indirect parent companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.

      Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

      The Distributor controls the words "CDC Nvest" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

      The portion of the various fees and expenses for Classes A, B and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.

Income Funds

      For Class A shares of the Income Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Income Funds that are paid to securities dealers are shown below:

All Income Funds Except Short Term Bond Fund and Limited Term U.S. Government Funds

                                     Maximum                                          Maximum                  Maximum
                                   Sales Charge        Maximum Reallowance          First Year                First Year
                                Paid by Investors         or Commission             Service Fee              Compensation
Investment                    (% of offering price)   (% of offering price)    (% of net investment)    (% of offering price)
Less than  $100,000                   4.50%                   4.00%                    0.25%                    4.25%
$100,000 - $249,999                   3.50%                   3.00%                    0.25%                    3.25%
$250,000 - $499,999                   2.50%                   2.15%                    0.25%                    2.40%
$500,000 - $999,999                   2.00%                   1.70%                    0.25%                    1.95%

Investments of $1 million
or more

First $3 million                       none                   1.00%(1)                 0.25%                    1.25%

Excess over $3 million                 none                   0.50%(1)                 0.25%                    0.75%

Investments with no Sales              none                   0.00%                    0.25%                    0.25%
Charge (2)

Short Term Bond and Limited Term U.S. Government Funds

                                     Maximum                                          Maximum                  Maximum
                                   Sales Charge        Maximum Reallowance          First Year                First Year
                                Paid by Investors         or Commission             Service Fee              Compensation
Investment                    (% of offering price)   (% of offering price)    (% of net investment)    (% of offering price)
Less than  $100,000                   3.00%                   2.70%                    0.25%                    2.95%
$100,000 - $249,999                   2.50%                   2.15%                    0.25%                    2.40%
$250,000 - $499,999                   2.00%                   1.70%                    0.25%                    1.95%
$500,000 - $999,999                   1.25%                   1.00%                    0.25%                    1.25%

Investments of $1 million
or more

First $3 million                      none                    1.00%(1)                 0.25%                    1.25%

Excess over $3 million                none                    0.50%(1)                 0.25%                    0.75%

Investments with no                   none                    0.00%                    0.25%                    0.25%
Sales Charge (2)

For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of those Funds offering Class Y shares, which are described in a separate prospectus.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Income Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

      The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Income Funds that are paid to securities dealers are shown below:

Short Term Bond and Limited Term U.S. Government Funds

Investment

                            Maximum Front-End                                   Maximum
                           Sales Charge Paid by    Maximum Reallowance         First Year                 Maximum
                                 Investors            or Commission            Service Fee         First Year Compensation
Investment                 (% of offering price)  (% of offering price)   (% of net investment)     (% of offering price)
All amounts for Class B             none                 2.75%                   0.25%                      3.00%

Class C amounts purchased
at NAV (1)                          none                 1.00%                   0.00%                      1.00%

All other amounts for
Class C                            1.00%                 2.00%                   0.00%                      2.00%

(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A, B and C shares under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.


High Income, Strategic Income, Bond Income and Government Securities Funds (Class B only for Government Securities Funds)

                     Maximum Front-End Sales   Maximum Reallowance or      Maximum First Year      Maximum First Year
                     Charge Paid by Investors        Commission               Service Fee             Compensation
    Investment        (% of offering price)     (% of offering price)    (% of net investment)    (% of offering price)
All amounts for
Class B                        none                     3.75%                    0.25%                    4.00%

Class C amounts
purchased at NAV
(1)                            none                     1.00%                    0.00%                    1.00%

All other amounts
for Class C                    1.00%                    2.00%                    0.00%                    2.00%

Municipal Income Fund

      For Class A shares of the Municipal Income Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Municipal Income Fund that are paid to securities dealers are shown below:

Municipal Income Fund

                                     Maximum                                          Maximum                  Maximum
                                   Sales Charge        Maximum Reallowance          First Year                First Year
                                Paid by Investors         or Commission             Service Fee              Compensation
Investment                    (% of offering price)   (% of offering price)    (% of net investment)    (% of offering price)
Less than  $100,000                   4.50%                   4.00%                    0.25%                    4.25%

$100,000 - $249,999                   3.50%                   3.00%                    0.25%                    3.25%

$250,000 - $499,999                   2.50%                   2.15%                    0.25%                    2.40%

$500,000 - $999,999                   2.00%                   1.70%                    0.25%                    1.95%

Investments of $1 million or more

First $3 million                       none                   1.00%(1)                 0.25%                    1.25%

Excess over $3 million                 none                   0.50%(1)                 0.25%                    0.75%

Investments with no Sales              none                   0.00%                    0.25%                    0.25%
Charge (2)

For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of those Funds offering Class Y shares, which are described in a separate prospectus.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Class A, B and C shares of the Income Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

      The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Municipal Income Fund that are paid to securities dealers are shown below:

Municipal Income Fund

                     Maximum Front-End Sales   Maximum Reallowance or      Maximum First Year      Maximum First Year
                     Charge Paid by Investors        Commission               Service Fee             Compensation
    Investment        (% of offering price)     (% of offering price)    (% of net investment)    (% of offering price)
All amounts for
Class B                        None                     3.75%                    0.25%                    4.00%

Massachusetts Fund

      For Class A shares of the Massachusetts Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Massachusetts Fund that are paid to securities dealers are shown below:


                                     Maximum                                           Maximum                   Maximum
                                   Sales Charge         Maximum Reallowance           First Year               First Year
                                Paid by Investors          or Commission             Service Fee              Compensation
         Investment           (% of offering price)    (% of offering price)    (% of net investment)     (% of offering price)
Less than   $50,000                   4.25%                    3.75%                    0.25%                     4.00%

$50,000 -   $99,999                   4.00%                    3.50%                    0.25%                     3.75%

$100,000 - $249,999                   3.50%                    3.00%                    0.25%                     3.25%

$250,000 - $499,999                   2.50%                    2.15%                    0.25%                     2.40%

$500,000 - $999,999                   2.00%                    1.70%                    0.25%                     1.95%


Investments of $1 million or more

First $3 million                       none                    1.00%(1)                 0.25%                     1.25%

Excess over $3 million                 none                    0.50%(1)                 0.25%                     0.75%

Investments with no Sales              none                    0.00%                    0.25%                     0.25%
Charge (2)

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for the Massachusetts Fund under the section entitled "Ways to Reduce or Eliminate Sales Charges."

      The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Massachusetts Fund that are paid to securities dealers are shown below:

                                                                            Maximum                          Maximum
                                       Maximum Reallowance or             First Year                       First Year
                                             Commission                   Service Fee                     Compensation
Investment                             (% of offering price)         (% of net investment)            (% of offering price)
All amounts for Class B                        3.75%                         0.25%                            4.00%

Equity Funds and Star Funds

      For Class A shares of the Equity Funds and the Star Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Equity and Star Funds that are paid to securities dealers are shown below:


                                         Maximum               Maximum               Maximum               Maximum
                                       Sales Charge          Reallowance or         First Year            First Year
                                     Paid by Investors        Commission           Service Fee           Compensation
Investment                         (% of offering price) (% of offering price) (% of net investment) (% of offering price)
Less than $50,000*                        5.75%                 5.00%                 0.25%                 5.25%

$50,000 - $99,999                         4.50%                 4.00%                 0.25%                 4.25%

$100,000 - $249,999                       3.50%                 3.00%                 0.25%                 3.25%

$250,000 - $499,999                       2.50%                 2.15%                 0.25%                 2.40%

$500,000 - $999,999                       2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more

First $3 Million                          none                   1.00%(1)             0.25%              1.25%

Excess over $3 Million                    none                   0.50%(1)             0.25%              0.75%

Investments with no Sales                 none                   0.00%                0.25%              0.25%
Charge(2)

* (Targeted Equity Fund only) For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.

For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the funds, which are described in a separate prospectus.

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Classes A, B and C shares of the Equity Funds and the Star Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

      The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Equity and Star Funds that are paid to securities dealers are shown below:

                          Maximum Front-End                               Maximum
                          Sales Charge Paid by    Maximum Reallowance     First Year                Maximum
                          Investors               or Commission           Service Fee               First Year Compensation
Investment                (% of offering price)   (% of offering price)   (% of net investment)     (% of offering price)

All amounts for
Class B                   None                    3.75%                   0.25%                     4.00%

Class C amounts
purchased at NAV
(1)                       None                    1.00%                   0.00%                     1.00%

All other amounts
for Class C               1.00%                   2.00%                   0.00%                     2.00%

(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Equity Funds and Star Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

All Funds

      Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

      For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other CDC Nvest Fund or if the account is registered in street name.

      The Distributor may at its expense provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at CDC Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm.

The commissions and sales charges for the last three fiscal years were allocated as follows:


CDC NVEST TRUST I

                                                                     12/31/00            12/31/01             12/31/02
                                                                     --------            --------             --------
Total commissions on sales of Class A shares                         $7,347,997          $3,227,553
          Amount reallowed to other securities dealers               $6,408,805          $2,813,759
          Amount retained by Distributor                               $939,192            $413,794

Total CDSCs on redemptions of Classes A, B and C shares              $3,045,740          $2,711,885
          Amount paid to FEP Capital, L.P.                           $2,809,976          $2,638,993
          Amount retained by Distributor*                              $235,764             $72,892

* See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Trust I.

CDC NVEST TRUST II

                                                                       12/31/00            12/31/01           12/31/02
                                                                       --------            --------           --------
Total commissions on sales of Class A shares                           $991,221            $498,712
          Amount reallowed to other securities dealers                 $865,094            $434,971
          Amount retained by Distributor                               $126,127             $63,741

Total CDSCs on redemptions of Classes A, B and C shares                $925,772            $610,331
          Amount paid to FEP Capital, L.P.                             $900,489            $584,849
          Amount retained by Distributor*                               $25,283             $25,482

* See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Trust II.

CDC NVEST TRUST III

                                                                     12/31/00            12/31/01             12/31/02
                                                                     --------            --------             --------
Total commissions on sales of Class A shares                          $67,184            $968,230
          Amount reallowed to other securities dealers                $58,409            $867,217
          Amount retained by Distributor                               $8,775            $101,013

Total CDSCs on redemptions of Classes A, B and C shares               $63,607            $122,392
          Amount paid to FEP Capital, L.P.                            $63,187            $115,155
          Amount retained by Distributor*                                $420              $7,237

* See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Trust I.

CDC NVEST COMPANIES TRUST I

                                                                     1/31/01             1/31/02               1/31/03
                                                                     -------             -------               -------
Total commissions on sales of Class A shares                         $17,176             $93,187
          Amount reallowed to other securities dealers               $15,047             $81,047
          Amount retained by Distributor                              $2,129             $12,140

Total CDSCs on redemptions of Classes A, B and C shares                   $0              $2,388
          Amount paid to FEP Capital, L.P.                                $0              $1,908
          Amount retained by Distributor*                                 $0

* See "Other Arrangements" for information about amounts received by the Distributor from CDC Nvest Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to CDC Nvest Funds Companies Trust I.


Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trusts' custodian. As such, IBT holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, IBT receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


Independent Accountants. The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 2002, January 31, 2003 for the AEW Real Estate Fund, and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of said firm as experts in auditing and accounting.

Other Arrangements

      Pursuant to a contract between the Trusts and CIS, CIS, whose principal business address is 399 Boylston Street, Boston, Massachusetts, 02116, acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. For these services CIS received the following fees from the Funds for the fiscal year ended December 31, 2002:

    Fund                                    Fiscal Year Ended December 31, 2002
    ----                                    -----------------------------------
    AEW*
    Balanced
    Bond Income
    Capital Growth
    Government Securities
    Growth and Income
    High Income
    International Equity
    Jurika & Voyles Relative Value
    Jurika & Voyles Small Cap Growth
    Large Cap Growth
    Large Cap Value
    Limited Term U.S. Government

    Fund                                    Fiscal Year Ended December 31, 2002
    ----                                    -----------------------------------
    Massachusetts
    Municipal Income
    Select
    Short Term Bond
    Star Advisers
    Star Growth
    Star Small Cap
    Star Value
    Star Worldwide
    Strategic Income
    Targeted Equity

*     For the fiscal year ended January 31, 2003.

      CIS has subcontracted with State Street Bank and Trust Company ("State Street Bank") for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee. In addition, pursuant to other service agreements, Classes A, B and C shareholders may pay service fees to other firms that provide similar services for their own shareholder accounts.

      In addition, during the fiscal year ended December 31, 2002, CIS performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Funds: (i) it provides personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds,
(ii) it provides services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles the various registrations and filings required by various regulatory authorities.

      For these services CIS received the following fees from the Funds for the fiscal years ended December 31, 2000, 2001 and 2002 (as noted, certain Funds had different fiscal year ends):

                                                Fiscal Year Ended December 31,
Fund                                              2000          2001      2002
----                                              ----          ----      ----
Balanced                                        $ 72,761      $ 63,803

Bond Income                                     $107,368      $150,335

Capital Growth                                  $ 93,578      $ 74,676

Government Securities                           $ 29,718      $ 41,391

Growth and Income                               $200,274      $190,310

High Income                                     $ 46,176      $ 42,424

International Equity                            $ 42,639      $ 34,862

Jurika & Voyles Relative Value*                       --      $  5,945

Jurika & Voyles Small Cap Growth*                     --      $  1,337

Large Cap Growth**                              $ 76,480      $ 17,644

Large Cap Value                                 $  2,303      $  9,089

Limited Term U.S. Government                    $ 53,070      $ 64,921

Massachusetts                                   $ 34,415      $ 47,060

                                                Fiscal Year Ended December 31,
Fund                                              2000          2001      2002
----                                              ----          ----      ----
Municipal Income                                $ 55,603      $ 74,157

Select**                                              --      $ 55,808

Short Term Bond                                 $ 21,965      $ 28,944

Star Advisers                                   $582,494      $527,505

Star Growth*                                    $ 96,610      $ 15,781

Star Small Cap                                  $ 90,439      $ 85,996

Star Value                                      $ 78,585      $ 94,408

Star Worldwide                                  $ 98,789      $ 91,945

Strategic Income                                $104,135      $118,473

Targeted Equity                                 $636,976      $557,169

      * For the fiscal year ended June 30, 2001, the period from July 1, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002.

      ** For the fiscal year ended September 30, 2001, the period from October 1, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002.

      For these services CIS received the following fees from the AEW Real Estate Fund for the fiscal years ended January 31, 2001, 2002 and 2003:

                                        Fiscal Year Ended January 31,
         Fund                           2001           2002         2003
         ----                           ----           ----         ----
         AEW Real Estate Fund           $18,482        $3,109


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

All Income Funds. In placing orders for the purchase and sale of portfolio securities for each Income Fund, Loomis Sayles always seeks the best price and execution. Some of each Income Fund's portfolio transactions are placed with brokers and dealers that provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

All Equity Funds. In placing orders for the purchase and sale of equity securities, each Equity Fund's adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

      Subject to the overriding objective of obtaining the best possible execution of orders, each Fund's adviser and subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Funds or Segments Advised by CGM. In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers that make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

      Receipt of research services from brokers may sometimes be a factor in selecting a broker that CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

Funds or Segments Sub-Advised by Harris Associates. In placing orders for the purchase and sale of portfolio securities for the CDC Nvest Funds, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

      Harris Associates selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

      Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Rules of the NASD, and subject to seeking best execution, Harris Associates may, however, consider purchases of shares of the CDC Nvest Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

      Harris Associates may cause the CDC Nvest Funds to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


Funds or Segments Sub-Advised by Hansberger. Subject to policies established by the Board of Trustees, Hansberger is responsible for decisions to buy and sell securities for its Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of Hansberger to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to Hansberger or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that better price and execution can be obtained using a broker. In determining the abilities of a broker or dealer to obtain best execution, Hansberger considers relevant factors including, but not limited to: the ability and willingness of the broker or dealer to facilitate its segment of the Fund's portfolio transactions by participating therein for its own account; speed, efficiency and confidentiality; familiarity with the market for a particular security; and the reputation and perceived soundness of the broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any.

      In selecting broker-dealers and in negotiating commissions, Hansberger considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of research and research services provided by the broker. Consistent with the foregoing primary considerations, the Conduct Rules of the NASD and such other policies as the Trustees may determine, Hansberger may, upon directions of the Trustees or the Fund, consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

      Subject to best execution, Hansberger may cause the Fund to pay a broker greater commissions than another broker might charge for providing the same brokerage and research services. Hansberger believes it is important to its investment decision-making process to have access to independent research. Higher commissions will not be paid by the Fund unless Hansberger determines in good faith that such payment is reasonable in relation to the value of the brokerage or research services provided by such broker or dealer, viewed in terms of that particular transaction or Hansberger's overall responsibilities with respect to the accounts over which it exercises investment discretion.

      Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to Hansberger by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

      Where Hansberger itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations of costs between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Hansberger's allocation of the costs of such benefits and services between those that primarily benefit Hansberger and those that primarily benefit the Fund and other advisory clients.

      Twice a year, Hansberger, through a committee of its securities analysts and trading personnel, will consider the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempt to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon Hansberger's evaluation of all applicable considerations, including but not limited to Hansberger's best execution undertaking.

      Hansberger may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When Hansberger believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

      Hansberger is responsible for selecting brokers in connection with non-U.S. securities transactions. Commissions paid in connection with certain non-U.S. stock transactions may be higher than negotiated commissions on U.S. stock transactions. Non-U.S. stock exchanges and brokers may be subject to less government supervision and regulation than U.S. exchanges and brokers. In addition, non-U.S. security settlements may in some instances be subject to delays and related administrative uncertainties.

Funds or Segments Sub-Advised by Jurika & Voyles. In placing orders for the purchase and sale of portfolio securities for the Funds, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.


      Jurika & Voyles selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

      Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Conduct Rules of the NASD, and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

      Jurika & Voyles may cause the Funds to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Funds and its other clients. Jurika & Voyles' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

Funds or Segments Sub-Advised by Loomis Sayles. In placing orders for the purchase and sale of securities for the CDC Nvest Funds advised by Loomis Sayles, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause these Funds to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

      Receipt of research services from brokers may sometimes be a factor in selecting a broker that Loomis Sayles believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation, and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles' expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to these Funds.

Funds or Segments Sub-Advised by Mercury Advisors. Subject to policies established by the Board of Trustees, Mercury Advisors is primarily responsible for the execution of its Fund's portfolio transactions and the allocation of brokerage. Subject to policies established by the Trustees, Mercury Advisors may have an obligation to deal with a particular dealer or group of dealers in the execution of transactions in portfolio securities of the Fund but otherwise does not use any particular broker or dealer. In executing transactions with brokers and dealers, Mercury Advisors seeks to obtain the best results for its Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operations facilities of the firm and the firm's risk in positioning a block of securities. While Mercury Advisors generally seeks reasonably competitive commission rates, its Fund will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which its Fund may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

      Subject to obtaining the best net results, brokers who provide supplemental investment research services to Mercury Advisors may receive orders for transactions by its Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by Mercury Advisors under its Subadvisory Agreement, and the expense of Mercury Advisors will not necessarily be reduced as a result of the receipt of such supplemental information. If, in the judgment of Mercury Advisors, its Fund will benefit from supplemental research services, Mercury Advisors is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. Certain supplemental research services may primarily benefit one or more other investment companies or other accounts for which Mercury Advisors exercises investment discretion. Conversely, its Fund may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for such other accounts or investment companies.

      Mercury Advisors anticipates that its brokerage transactions for its Fund involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transactions costs on foreign stock exchange transactions generally are higher than in the United States, although Mercury Advisors will endeavor to achieve the best net results in effecting portfolio transactions for its Fund. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. The ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertibility and repatriation of assets.

      When trading in securities markets with dealers on a principal basis, including in the OTC market, Mercury Advisors will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of Mercury Advisors may serve as its broker in securities transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, Mercury Advisors may not purchase securities for its Fund during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Trustees of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC staff, or in accordance with the terms of any applicable SEC exemptive relief.


Funds or Segments Sub-Advised by Miller Anderson. In seeking best execution on portfolio transactions, Miller Anderson will consider all matters it deems relevant, which may include the following: Miller Anderson's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; Miller Anderson's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

      Although Miller Anderson generally seeks competitive commission rates and dealer spreads, the Fund advised by Miller Anderson will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. In addition, the Fund may pay higher commission rates or markups than the lowest available when Miller Anderson believes it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker or dealer effecting the transaction. Miller Anderson uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client.

      When trading in securities markets with dealers on a principal basis, including in the OTC market, Miller Anderson will not deal with affiliated persons, including Morgan Stanley and Co. Incorporated ("Morgan Stanley") and its affiliates, in connection with such transactions. However, an affiliated person of Miller Anderson may serve as its broker in securities transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, Miller Anderson may not purchase securities for its Fund during the existence of any underwriting syndicate for such securities of which Morgan Stanley is a member or in a private placement in which Morgan Stanley or an affiliate serve as placement agent except pursuant to procedures approved by the Board of Trustees of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC staff, or in accordance with the terms of any applicable SEC exemptive relief.


Funds or Segments Sub-Advised by RS Investments. It is the policy of RS Investments, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this Fund in the future, and the financial strength and stability of the broker.

      Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investments may execute transactions with brokerage firms which provide research services and products to RS Investments. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investments in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investments to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investments may receive a benefit from these research services and products that is not passed on, in the form of a direct monetary benefit, to this Fund. If RS Investments determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investments may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investments determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investments. Subject to the standards outlined in this and the preceding paragraph, RS Investments may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investments to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

      Research services and products may be useful to RS Investments in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investments from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

      Subject to the policy of seeking the best execution of orders, sales of shares of the Funds may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this Fund.

      Because selection of executing brokers is not based solely on net commissions, the Funds advised by RS Investments may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investments will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investments to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investments, better prices and execution are available elsewhere.

Funds or Segments Sub-Advised by Salomon Brothers. Salomon Brothers buys and sells securities for its CDC Nvest Funds, subject to overall review by the Board of Trustees. Although investment decisions of the Fund are made independently from those of other accounts managed by Salomon Brothers, investments of the type that the Fund make also may be made by those other accounts. When the Fund and one or more other accounts managed by Salomon Brothers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by Salomon Brothers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the segment or the size of the position obtained or disposed of by the Fund.

      Allocation of transactions on behalf of the Fund, including their frequency, to various dealers is determined by Salomon Brothers in its best judgment and in a manner deemed fair and reasonable to the Fund's shareholders. The primary considerations of Salomon Brothers in allocating transactions are availability of the desired security and prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to Salomon Brothers may receive orders for portfolio transactions by the Fund. Such information is received in addition to, not in lieu of, services required to be performed by Salomon Brothers, and the fees of Salomon Brothers are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to Salomon Brothers in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to Salomon Brothers in carrying out its obligations to the Fund.

      The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which Salomon Brothers is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but are not subject to a similar limitation.

      In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Salomon Brothers seeks the best overall terms available. In assessing the best overall terms available for any transaction, Salomon Brothers will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of any commission, for both the specific transaction and on a continuing basis. In addition, Salomon Brothers, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, may consider the brokerage and research services provided to the segment by prospective brokers or dealers, the other funds and/or other accounts over which Salomon Brothers or its affiliates exercise investment discretion.

Funds or Segments Sub-Advised by Vaughan Nelson. In placing orders for the purchase and sale of securities for its Funds, Vaughan Nelson selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. Vaughan Nelson will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Vaughan Nelson, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

      Receipt of research services from brokers may sometimes be a factor in selecting a broker that Vaughan Nelson believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Vaughan Nelson's expenses. Such services may be used by Vaughan Nelson in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Conduct Rules of the NASD, Vaughan Nelson may, however, consider purchases of shares of the Fund and other funds managed by Vaughan Nelson by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

      In placing orders for the purchase and sale of securities for the Fund, Vaughan Nelson may cause the Fund to pay a broker-dealer that provides the brokerage and research services to Vaughan Nelson an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Vaughan Nelson must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Vaughan Nelson's overall responsibilities to the Trust and its other clients. Vaughan Nelson's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

Funds or Segments Sub-Advised by Westpeak. In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

General

      Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with CDC IXIS North America or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act, except to the extent permitted by the SEC pursuant to exemptive relief or otherwise.

      Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions. However, the Trusts have obtained exemptive relief from the SEC permitting segments of the Star Funds to enter into principal transactions with affiliates of the subadvisers to other segments of the same Star Fund (but not affiliates of the subadviser to such segment or of CDC IXIS Advisers and its affiliates).

      To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses, subject to the requirement that an adviser or subadviser will seek best execution.

      It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES

      CDC Nvest Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "The New England Life Government Securities Trust"; from September 1986 to March 1994, its name was "The New England Funds"; from April 1994 to January 2000, its name was "New England Funds Trust I"; from January 2000 until April 2001 the name of the Trust was "Nvest Funds Trust I"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust I." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial Fund of the Trust (now the Government Securities Fund) commenced operations on September 16, 1985. International Equity Fund commenced operations on May 22, 1992. Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. Large Cap Growth Fund, Star Growth Fund and Relative Value Fund were organized in 2001 and commenced operations on November 16, 2001, November 30, 2001, and November 30, 2001, respectively. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


               Corporation                    Date of Commencement of Operations
               -----------                    ----------------------------------
      NEL Growth Fund, Inc.*                                 1968
      NEL Retirement Equity Fund, Inc.**                     1970
      NEL Equity Fund, Inc.***                               1968
      NEL Income Fund, Inc.****                              1973
      NEL Tax Exempt Bond Fund, Inc.*****                    1977

            * Predecessor of the Targeted Equity Fund (prior to November 12, 2001, the name of the Fund was "CDC Nvest Growth Fund")

            ** Predecessor of the Star Value Fund (prior to February 28, 2000, the name of the Fund was "Nvest Value Fund")

            ***   Predecessor of the Balanced Fund

            ****  Predecessor of the Bond Income Fund

            ***** Predecessor of the Municipal Income Fund

      CDC Nvest Funds Trust II is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund (now the Growth and Income
Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has five separate portfolios. The name of the Trust has changed several times since its organization - from its date of organization until December 1988, its name was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until March 1994, its name was "TNE Funds Trust"; from April 1994 to January 2000, its name was "New England Funds Trust II"; from January 2000 to April 2001 the name of the Trust was "Nvest Funds Trust II"; and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust II." High Income Fund and Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. Short Term Bond Fund was organized in 1991 and commenced operations on October 18th of that year. Prior to May 1, 2002, the name of Short Term Bond Fund was "Short Term Corporate Income Fund" and prior to December 1, 1998, the name of Short Term Bond Fund was "Adjustable Rate U.S. Government Fund." Prior to May 1, 1999, the name of Growth and Income Fund, which was organized in 1931 and commenced operations on May 6th of that year, was "Growth Opportunities Fund."

      CDC Nvest Funds Trust III is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust dated August 22, 1995, as amended. The name of the Trust was "New England Funds Trust III" from the date of its organization until January 2000; from January 2000 until April 2001 the name of the Trust was "Nvest Funds Trust III," and since May 2001 the name of the Trust has been "CDC Nvest Funds Trust III." The Trust has three separate funds (CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC Nvest Large Cap Value Fund and CDC Nvest Select Fund . CDC Nvest Jurika & Voyles Small Cap Growth Fund was organized in 1998 and commenced operations on March 31, 1998. Prior to November 12, 2001, Small Cap Growth Fund was called "Bullseye Fund". CDC Nvest Large Cap Value Fund was organized in 1995 and commenced operations on November 28, 1995. Prior to January 2001, Large Cap Value Fund was called "Equity Income Fund." CDC Nvest Select Fund was organized in 2001 and commenced operations March 15, 2001.


      CDC Nvest Companies Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated March 17, 2000, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust was "Nvest Companies Trust I" from the date of its organization until May 2001 when the name was changed to "CDC Nvest Companies Trust I." The AEW Real Estate Fund commenced operations on September 1, 2000.


      The Declarations of Trust of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III and CDC Nvest Companies Trust I permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The shares of all the Funds (except as noted in each of the Fund's Prospectuses) are divided into four classes: Class A, Class B, Class C and Class
Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. As disclosed in the prospectus, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

      The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

      The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

      The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders.

Voting Rights

      Shareholders of all Funds other than the AEW Real Estate Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders of the AEW Real Estate Fund are entitled to one full vote for each dollar of net asset value (number of shares owned multiplied by net asset value per share) of the Fund, and each fractional dollar amount shall be entitled to a proportionate fractional vote.

      The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

      There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

      No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

      The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of all four Trusts.

Code of Ethics

      The Funds, their advisers and subadvisers, and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

                               PORTFOLIO TURNOVER


      A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. [WILL UPDATE:The portfolio turnover rate for the fiscal period ended December 31, 2002 was significantly lower for the Large Cap Growth Fund, the Star Growth Fund and the Small Cap Growth Fund compared to the prior fiscal period due to among other things, the merger transactions in these Funds. The Funds expect that their portfolio turnover rates would ordinarily be somewhat lower than the portfolio turnover rates for December 31, 2002, due to, among other things, the extreme volatility in the financial markets during the last several years, although it is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.]


      Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

                                HOW TO BUY SHARES

      The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

      For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

      Shares may also be purchased either in writing, by phone (except for Class Y shares), by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the NASD and that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or CDC Nvest Funds Web site (www.cdcnvestfunds.com) to purchase Fund shares (except for Class Y shares). For more information, see the section entitled "Shareholder Services" in this Statement.

      A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

      The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

      If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

      The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

      The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and
(ii) whether in CDC IXIS Advisers' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. For example, the Income Funds may price their shares on days on which the Exchange is closed but the fixed income markets are open for trading. The Funds do not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

      Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value.

      Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

      The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by CIS or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of a Fund is the next-determined net asset value.

                              REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below.

      Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated - Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the CDC Nvest Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the CDC Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or CDC Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

      Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

      A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

      A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

      The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

      State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

      Combining Accounts. Purchases of all series and classes of the CDC Nvest Funds (excluding the CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Money Market Funds") unless the shares were purchased through an exchange with another CDC Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

      Combining with Other Series and Classes of the CDC Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other CDC Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

      Clients of Advisers or Subadvisers. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

      Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

      Investment Advisory Accounts. Class A or Class C shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

      Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by CDC IXIS Advisers, or its affiliates out of their own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

      Certain Retirement Plans. Class A and Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

      Bank Trust Departments or Trust Companies. Class A and Class C shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

      Certain Accounts of Targeted Equity Fund. For accounts established prior to February 28, 1997, having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Targeted Equity Fund if the total investment value of the Targeted Equity Fund account after such sale is between (and including) $25,000 and $49,000.

      The reduction or elimination of the sales charges in connection with special purchase plans described above reflect the absence or reduction of expenses associated with such sales.

                              SHAREHOLDER SERVICES

Open Accounts

      A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. CIS may charge a fee for providing duplicate information.

      The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

      The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)

      Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, or through payroll deduction, and are forwarded to CIS for investment in the Fund. A plan may be opened with an initial investment of $25 or more and thereafter regular monthly checks of $25 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application or payroll deduction authorization form must be completed to open an automatic investment plan and may be obtained by calling the Distributor at 800-225-5478 or your investment dealer or by visiting our Website at www.cdcnvestfunds.com.

      This program is voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

      The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C
Shares)

      The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

      The reduced minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

      An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

      Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

      An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

      A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

      In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

      All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A and Class C shares) at net asset value determined on the record date.

      Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Tax Status" below for certain information as to federal income taxes.

      It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A and Class C shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. CDC Nvest Funds may modify or terminate this program at any time.

      Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

      You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege

      A shareholder may exchange the shares of any Fund for shares of the same class of an other CDC Nvest Fund (subject to the investor eligibility requirements, if any, of the CDC Nvest Fund into which the exchange is being made and any other limits on the sales of or exchanges into that Fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. Exchanges of Class A shares of Short Term Bond Fund (formerly Short Term Corporate Income Fund which was formerly Adjustable Rate U.S. Government Fund) purchased before December 1, 1998 will also pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes A, B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other CDC Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of a CDC Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of CDC Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a CDC Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or CIS at 800-225-5478 or (2) a written exchange request to the Fund or CDC IXIS Asset Management Services, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

      Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

      Before requesting an exchange into any other CDC Nvest Fund or any Money Market Fund, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

The investment objectives of the CDC Nvest Funds and the Money Market Funds as set forth in their prospectuses are as follows:

Equity Funds:

      CDC Nvest AEW Real Estate Fund seeks to provide investors with above-average income and long-term growth of capital.

      CDC Nvest Select Fund seeks long-term capital appreciation.

      CDC Nvest Targeted Equity Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

      CDC Nvest Capital Growth Fund seeks long-term growth of capital.

      CDC Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

      CDC Nvest Growth and Income Fund seeks opportunities for long-term capital growth and income.

      CDC Nvest International Equity Fund seeks total return from long-term capital growth and dividend income.

      CDC Nvest Large Cap Value Fund seeks total return from capital growth and dividend income.

      CDC Nvest Jurika & Voyles Small Cap Growth Fund seeks long-term growth of capital.

      CDC Nvest Large Cap Growth Fund seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations that the subadviser believes have better than average long-term growth potential.

      CDC Nvest Jurika & Voyles Relative Value Fund seeks long-term growth of capital.

Star Funds:

      CDC Nvest Star Advisers Fund seeks long-term growth of capital.

      CDC Nvest Star Worldwide Fund seeks long-term growth of capital.

      CDC Nvest Star Small Cap Fund seeks capital appreciation.

      CDC Nvest Star Value Fund seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.

      CDC Nvest Star Growth Fund seeks long-term growth of capital.

Income Funds:

      CDC Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

      CDC Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

      CDC Nvest Short Term Bond Fund seeks a high level of current income consistent with preservation of capital.

      CDC Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

      CDC Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

      CDC Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Tax Free Income Funds:

      CDC Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers, which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

      CDC Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal and Massachusetts personal income taxes.

Money Market Funds:

      CDC Nvest Cash Management Trust - Money Market Series seeks maximum current income consistent with preservation of capital and liquidity.

      CDC Nvest Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.


As of December 31, 2002, the net assets of the CDC Nvest Funds and the Money Market Funds totaled approximately $__ billion.


Automatic Exchange Plan (Classes A, B and C Shares)

      As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from CIS or your financial representative to establish an Automatic Exchange Plan.

Broker Trading Privileges

      The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Self-Servicing Your Account with CDC Nvest Funds Personal Access Line(R) and Web Site

      CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

      Investor activities through these mediums are subject to the terms and conditions outlined in the following CDC Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R) or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC Nvest Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

      The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

      The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

      You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

      You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

      You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

      CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

      The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

      You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

      Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services or network availability.

      CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING CDC NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P. O. Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

                                   REDEMPTIONS

      The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Classes A, B and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

      To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

      Class B shares purchased prior to May 1, 1997 are not subject to a CDSC on redemption.

      Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file.

      If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.

      In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which may require available from CIS or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form, which may require a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, if may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

      Check writing is available on Class A shares of Limited Term U.S. Government Fund, Massachusetts Fund and Short Term Bond Fund. To elect check writing for your account, select the check writing option on your application and complete the attached signature card. To add check writing to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The check writing privilege does not apply to shares for which you have requested share certificates to be issued. Check writing is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term U.S. Government Fund, Massachusetts Fund, Short Term Bond Fund and the Distributor are in no way responsible for any check writing account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

      The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

      The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

      The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

      The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

      A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of CDC Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

      In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

      The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

      The Funds may also close your account and send you the proceeds or may charge you a fee if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $2,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account or be charged a fee and will have 30 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A and Class C shares only)

      The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

      Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                          STANDARD PERFORMANCE MEASURES

Calculations of Yield

      Each Fund may advertise the yield of each class of its shares. Yield for each class will be computed pursuant to a formula prescribed by the SEC by annualizing net investment income per share earned for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect.

      Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

      Each of the Tax Free Funds may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket. To see the taxable equivalent yield calculation charts for these Funds, see the section entitled "Miscellaneous Investment Practices."

      At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

      Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

      Calculation of Total Return and Average Annual Total Return. Total return (including average annual total return) is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show total return, average annual total return, average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) of each class for the one-year, five-year and ten-year periods (or for the period since inception, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) at the beginning of the period all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

Performance Comparisons

      Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Classes A, B and C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives or styles.

      The Funds may cite their ratings, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month Treasury Bill return) from the fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.

      Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

      Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.


      The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

      The Dow Jones Industrial Average is a price-weighted and unmanaged index of 30 large industrial stocks traded on the Exchange.

      The Lehman Brothers (1-3) Year Government/Credit Bond Index is an unmanaged index of U.S. government and Treasury securities and investment-grade corporate debt issuesU.S. and foreign corporate debt securities with maturities of one to three years. This Index is represented by a 65% weighting in the S & P 500 Index and a 35% weighting in the Lehman Government/Credit Index.

      The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade bonds with one-to ten-year maturities issued by the U.S. Government and U.S. corporations.

      The Lehman Brothers Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment grade corporate debt.

      The Lehman Brothers Government Bond Index is an unmanaged index of public debt of the U.S. Treasury. It includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

      The Lehman Brothers Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury which must have at least one year to final maturity; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government.an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations.

      The Lehman Brothers High Yield Composite Index is a market-weighted and unmanaged index of fixed-rate, non-investment grade debt.

      The Lehman Brothers Intermediate Government Bond Index (the "Lehman Int. Government Index") is an market capitalization-weighted and unmanaged index of bonds issued by the U.S. government and its agencies having with maturities between one and ten years.

      The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximately 42,000 bonds.

      The Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index composed of publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of 1 to 5 years.

      The Lehman Brothers Universal Bond Index is an unmanaged index representing 85% of the returna blend of the Lehman Brothers Aggregate Bond Index, 5% of the Lehman Brothers High Yield Corporate Bond Index, 4% of and the Lehman Brothers Emerging Market Index, 5% of Eurodollar instruments and 1% of Rule 144A Commercial Paper.

      The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") is a market capitalization-weighted and unmanaged index of common stocks traded in Europe, Australia, New Zealand and the Far Eastoutside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market values (market price per share times the number of shares outstanding).

      The Morgan Stanley Capital International Europe, Australasia and Far East (Gross Domestic Product) Index (the "EAFE (GDP) Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

      The Morgan Stanley Capital International World ND Index (the "MSCI World Index") is a market capitalization-weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.

      The Morgan Stanley REIT Index is a market capitalization-weighted, unmanaged, total-return index of REITs that meet certain liquidity requirements. The index was designed to track the total-return performance of a broad group of REIT stocks assuming dividend reinvestment in the index on the ex-dividend date. The index is composed only of publicly traded equity REITs and does not include REITs that invest primarily in healthcare facilities, real estate mortgages, or debt securities.

      The NAREIT Equity Index is a market capitalization-weighted, unmanaged index of equity REITs, which are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

      The Russell 3000 Index is a market capitalization-weighted index that comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the Exchange, the American Stock Exchange and NASDAQ.

      The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization.

      The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index.

      The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation.

      The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

      The S&P 400 Index is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 Index are excluded from this index.

      The S&P 500 Index is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

      The Wilshire 4500 Index is an unmanaged index of U.S. mid-and small-sized company stocks.

      The Wilshire Real Estate Securities Index is a market capitalization-weighted and unmanaged index of equity securities whose primary business is equity ownership of commercial real estate, equity (non-health) REITs, and storage properties.

      The Wilshire REIT Index is a market capitalization-weighted and unmanaged index of U.S. publicly traded REITs. This index is a subset of the Wilshire Real Estate Securities Index.


      Advertising and promotional materials may refer to the maturity and duration of the Income Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

      Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for CDC Nvest Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to CDC IXIS North America, its structure, goals and objectives and the advisory subsidiaries of CDC IXIS North America, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding CDC IXIS North America, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

      The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                      Investments At 8% Rate of Return


           5 yrs.          10           15           20             25            30
        ------------  ------------ ------------ ------------    -----------  -----------
 $50         3,698        9,208       17,417       29,647          47,868       75,015
  75         5,548       13,812       26,126       44,471          71,802      112,522
 100         7,396       18,417       34,835       59,295          95,737      150,029
 150        11,095       27,625       52,252       88,942         143,605      225,044
 200        14,793       36,833       69,669      118,589         191,473      300,059
 500        36,983       92,083      174,173      296,474         478,683      750,148

                        Investments At 10% Rate of Return

          5 yrs.       10           15           20             25            30
        ---------  ------------ ------------ ------------  ------------   ------------
 $50      3,904       10,328       20,896       38,285          66,895      113,966
  75      5,856       15,491       31,344       57,427         100,342      170,949
 100      7,808       20,655       41,792       76,570         133,789      227,933
 150     11,712       30,983       62,689      114,855         200,684      341,899
 200     15,616       41,310       83,585      153,139         267,578      455,865
 500     39,041      103,276      208,962      382,848         668,945    1,139,663

      The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the CDC Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the CDC Nvest Funds. For example, the advertising and sales literature of any of the CDC Nvest Funds, but particularly that of Star Worldwide Fund and International Equity Fund, may discuss all of the above international developments, including, but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the CDC Nvest Funds or may have influenced past performance or may influence current or prospective performance of the CDC Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

      The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

      The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

      Advertising and sales literature may also refer to the beta coefficient of the CDC Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500 Index) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the CDC Nvest Funds may be compared to the beta coefficients of other funds.

      The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the CDC Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

      In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

      As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

      Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to CDC Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by CDC Nvest Funds on or before the record date for such dividend or distribution.

      If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

      As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

      Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and
(iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions. If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

      An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      Fund distributions paid to you either in cash or reinvested in additional shares (other than "exempt-interest dividends" paid by the Municipal Income and Massachusetts Funds, as described in the relevant Prospectuses) are taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains (i.e., gains from capital assets that the Fund held for not more than one year) or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a maximum 20% tax rate for non-corporate shareholders) regardless of how long the shareholder has held Fund shares. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared.

      If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

      Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Fund distributions will be treated as described above whether you receive them in cash or reinvest them in additional shares.

      Under the Code, the interest on certain "private activity bonds" is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

      Investors may not deduct part or all of the interest on indebtedness, if any, incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Massachusetts and Municipal Income Funds. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholders that are exempt-interest dividends. Under rules used by the IRS, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

      Certain of each Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

      Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

      Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code.

      A Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

      Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

      Sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally taxed at a maximum 20% rate for non-corporate shareholders). For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18 percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to market, and to pay the tax on any gain thereon, as of January 2,
2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

      A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

      A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

      Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

      Each Fund (possibly excepting Municipal Income Fund and Massachusetts
Fund) is required to withhold and remit to the U.S. Treasury a percentage of all income dividends and capital gains distributions paid to and proceeds of share sales, exchanges or redemptions made by you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. Pursuant to tax legislation enacted in 2001, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid from 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates described above (or a reduced rate of withholding provided by treaty).

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                              FINANCIAL STATEMENTS


      The financial statements of the Funds and the related reports of independent accountants included in the Funds' annual reports for the year ended December 31, 2002 (January 31, 2003 for the AEW Real Estate Fund) are incorporated herein by reference. Each Fund's annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at (800) 225-5478 or by writing to the Distributor at: CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

      Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser's or subadviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the adviser or a subadviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

      Corporate and Municipal Bond Ratings

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

      Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

      Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

      Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      Corporate Short-Term Debt Ratings

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

      Issue Credit Rating Definitions

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

      Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

      Investment Grade

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Speculative Grade

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

      D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

      r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Commercial Paper Rating Definitions

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

      A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B

                     MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                          Fort Worth Star-Telegram              Pension World
Adam Smith's Money World                    Fortune                               Pensions and Investments
America OnLine                              Fox Network and affiliates            Personal Investor
Anchorage Daily News                        Fund Action                           Philadelphia Inquirer
Arizona Republic                            Fund Decoder                          Porter, Sylvia (syndicated column)
Atlanta Constitution                        Global Finance                        Portland Oregonian
Atlanta Journal                             (the) Guarantor                       Prodigy
Austin American Statesman                   Hartford Courant                      Public Broadcasting Service
Baltimore Sun                               Houston Chronicle                     Quinn, Jane Bryant (syndicated column)
Bank Investment Marketing                   INC                                   Registered Representative
Barron's                                    Indianapolis Star                     Research Magazine
Bergen County Record (NJ)                   Individual Investor                   Resource
Bloomberg Business News                     Institutional Investor                Reuters
B'nai B'rith Jewish Monthly                 International Herald Tribune          Rocky Mountain News
Bond Buyer                                  Internet                              Rukeyser's Business (syndicated column)
Boston Business Journal                     Investment Advisor                    Sacramento Bee
Boston Globe                                Investment Company Institute          San Diego Tribune
Boston Herald                               Investment Dealers Digest             San Francisco Chronicle
Broker World                                Investment Profiles                   San Francisco Examiner
Business Radio Network                      Investment Vision                     San Jose Mercury
Business Week                               Investor's Business Daily             Seattle Post-Intelligencer
CBS and affiliates                          IRA Reporter                          Seattle Times
CFO                                         Journal of Commerce                   Securities Industry Management
Changing Times                              Kansas City Star                      Smart Money
Chicago Sun Times                           KCMO (Kansas City)                    St. Louis Post Dispatch
Chicago Tribune                             KOA-AM (Denver)                       St. Petersburg Times
Christian Science Monitor                   Los Angeles Times                     Standard & Poor's Outlook
Christian Science Monitor News Service      Leckey, Andrew (syndicated column)    Standard & Poor's Stock Guide
Cincinnati Enquirer                         Lear's                                Stanger's Investment Advisor
Cincinnati Post                             Life Association News                 Stockbroker's Register
CNBC                                        Lifetime Channel                      Strategic Insight
CNN                                         Miami Herald                          Tampa Tribune
Columbus Dispatch                           Milwaukee Sentinel                    Time
CompuServe                                  Money                                 Tobias, Andrew (syndicated column)
Dallas Morning News                         Money Maker                           Toledo Blade
Dallas Times-Herald                         Money Management Letter               UPI
Denver Post                                 Morningstar                           US News and World Report
Des Moines Register                         Mutual Fund Market News               USA Today
Detroit Free Press                          Mutual Funds Magazine                 USA TV Network
Donoghue's Money Fund Report                National Public Radio                 Value Line
Dorfman, Dan (syndicated column)            National Underwriter                  Wall St. Journal
Dow Jones News Service                      NBC and affiliates                    Wall Street Letter
Economist                                   New England Business                  Wall Street Week
FACS of the Week                            New England Cable News                Washington Post
Fee Adviser                                 New Orleans Times-Picayune            WBZ and WBZ-TV
Financial News Network                      New York Daily News                   WCVB-TV
Financial Planning                          New York Times                        WEEI
Financial Planning on Wall Street           Newark Star Ledger                    WHDH
Financial Research Corp.                    Newsday                               Worcester Telegram
Financial Services Week                     Newsweek                              World Wide Web
Financial Times                             Nightly Business Report               Worth Magazine
Financial World                             Orange County Register                WRKO
Fitch Insights                              Orlando Sentinel
Forbes                                      Palm Beach Post

                                   APPENDIX C

                     ADVERTISING AND PROMOTIONAL LITERATURE

      References may be included in CDC Nvest Funds' advertising and promotional literature to CDC IXIS North America and its affiliates that perform advisory and subadvisory functions for CDC Nvest Funds including, but not limited to:
Harris Associates, Loomis Sayles, CGM, Westpeak, Jurika & Voyles, Vaughan Nelson, AEW and Reich & Tang Asset Management, LLC. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Family of Funds advised by Harris Associates.

      References to subadvisers unaffiliated with CDC IXIS North America that perform subadvisory functions on behalf of CDC Nvest Funds and their respective fund groups may be contained in CDC Nvest Funds' advertising and promotional literature including, but not limited to, Hansberger, Miller Anderson, RS Investments, Salomon Brothers and Mercury Advisors.

      CDC Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the CDC Nvest Funds;

o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o     Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o     Current and historical statistics regarding:

            -total dollar amount of assets managed

            -CDC Nvest Funds' assets managed in total and by fund

            -the growth of assets

            -asset types managed

            -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

            -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

o The general and specific strategies applied by the advisers in the management of CDC Nvest Funds portfolios including, but not limited to:

            -the pursuit of growth, value, income oriented, risk management or other strategies

            -the manner and degree to which the strategy is pursued

            -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes

            -the types and characteristics of investments sought and specific portfolio holdings

            -the actual or potential impact and result from strategy
             implementation

            -through its own areas of expertise and operations, the value added by sub-advisers to the management process

            -the disciplines it employs, e.g., a subadviser's buy and sell guidelines, and goals and benchmarks that it establishes in management, e.g., a subadviser's goal to pursue growth at a certain percentage above a specified index

            -the systems utilized in management, the features and
             characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than CDC Nvest Funds, and those families of funds, other than CDC Nvest Funds. Any such references will indicate that CDC Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper, Forbes and Worth.

      In addition, communications and materials developed by CDC Nvest Funds will make reference to the following information about CDC IXIS North America and its affiliates:

      CDC IXIS North America is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations, a major diversified financial institution. As of December 31, 2002, CDC IXIS North America had more than $____ billion in assets under management. In addition, promotional materials may include:

o Specific and general references to CDC Nvest Funds multi-manager approach through CDC IXIS North America' affiliates and outside firms including, but not limited to, the following:

            -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS North America and the other investment managers

            -other fund companies are limited to a "one size fits all" approach but CDC Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

            -in this and other contexts reference may be made to CDC Nvest
             Funds' slogan "Where The Best Minds Meet"(R) and that CDC Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

            -CDC IXIS Advisers may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the CDC Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

      [TO BE UPDATED:CDC IXIS Intermediary Services, a division of CDC IXIS North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS North America affiliated fund groups including: CDC Nvest Funds, Loomis Sayles Funds, Oakmark Funds and Delafield Fund.

      CDC IXIS Intermediary Services will provide marketing support to CDC IXIS North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of CDC IXIS Intermediary Services and the types of services it provides which may include: seminars; its 1-800 number, Web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.]

      References may be included in CDC Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom CDC Nvest Funds may or may not have a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the CDC Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

            -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

            -information about the history, status and future trends of Social
             Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

            -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the CDC Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

            -increased employee retention

            -reinforcement or creation of morale

            -deductibility of contributions for participants

            -deductibility of expenses for employers

            -tax deferred growth, including illustrations and charts

            -loan features and exchanges among accounts

            -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and CDC Nvest Funds as a 401(k) or retirement plan funding vehicle.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

            -access to expertise on investments

            -assistance in interpreting past, present and future market trends and economic events

            -providing information to clients including participants during enrollment and on an ongoing basis after participation

            -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                      Registration Nos. 33-62061
                                                                        811-7345

                            CDC NVEST FUNDS TRUST III

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)                     Articles of Incorporation.


         (1) The Registrant's Restatement of Amended Agreement and Declaration of Trust dated April 25, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 22 to the initial registration statement (the "Registration Statement") filed on April 29, 2002.

         (2) Amendment No. 1 dated November 22, 2002 to the Agreement and Declaration is filed herewith.


(b)                     By-Laws.


         (1) The Registrant's By-Laws are incorporated by reference to exhibit (b)(2) to the Registration Statement filed on August 23, 1995.

         (2) Amendment dated August 23, 2002 to Registrant's By-Laws is filed herewith.


(c)                     Instruments Defining Rights of Security Holders.


                        Rights of shareholders are described in Article III,
                        Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 22 to the Registration Statement filed on April 29, 2002 and to exhibit (a)(2) filed herewith.


(d)                     Investment Advisory Contracts.


         (1)     (i)    Advisory Agreement dated October 30, 2000 between
                        the Registrant, on behalf of CDC Nvest Large Cap Value
                        Fund, and CDC IXIS Asset Management Advisers, L.P. ("CDC
                        IXIS Advisers") is incorporated by reference to exhibit d(1)(i) to PEA No. 13 to the Registration Statement filed on February 27, 2001.


                 (ii) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, and CDC IXIS Advisers is incorporated by reference to exhibit d(1)(ii) to PEA No. 13 to the Registration Statement filed on February 27, 2001.




                 (iii) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CDC IXIS Advisers is incorporated by reference to exhibit
                        (d)(1)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.


          (2)    (i)    Subadvisory Agreement dated October 30, 2000 among
                        the Registrant, on behalf of CDC Nvest Large Cap Value
                        Fund, CDC IXIS Advisers and Vaughan, Nelson, Scarborough
                        & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit d(2)(i) to PEA No. 13 filed on February 27, 2001.

                 (ii) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. ("Jurika & Voyles") is incorporated by reference to exhibit d(2)(ii) to PEA No. 13 to the Registration Statement filed on February 27, 2001.




                 (iii) Subadvisory Agreement dated March 15, 2001 among the Registrant , on behalf of CDC Nvest Select Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                        (d)(2)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.


(e)                     Underwriting Contracts.

         (1) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Large Cap Value Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

         (2) Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, and CDC IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA
                        No. 13 to the Registration Statement filed on February 27, 2001.




         (3) Distribution Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CDC IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

         (4) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.


(f)                     Bonus or Profit Sharing Contracts.

                        Not applicable.

(g)                     Custodian Agreements.


         (1) Custody Agreement dated May 1, 2002 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC Nvest Large Cap Value Fund and CDC Nvest Select Fund, and Investors Bank & Trust Company ("IBT") is filed herewith.

         (2) Delegation Agreement dated May 1, 2002 between Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC Nvest Large Cap Value Fund and CDC Nvest Select Fund, and IBT is filed herewith.

(h)                     Other Material Contracts.


         (1) Transfer Agency and Service Agreement dated November 1, 1999 among the Registrant, on behalf of its respective series, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.



         (2)     (i)    Administrative Services Agreement dated October 30,
                        2000 among the Registrant, on behalf of its respective series, CDC Nvest Funds Trust I, CDC Nvest Funds Trust
                        II, CDC Nvest Cash Management Trust and CDC Nvest Tax
                        Exempt Money Market Trust and CIS is incorporated by reference to exhibit h(2)(i) to PEA No. 15 to the Registration Statement filed on March 12, 2001.




                 (ii) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(2)(iii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.


         (3)     (i)    Fee Waiver/Expense Reimbursement Undertakings dated
                        September 1, 2001 between CDC IXIS Advisers and the
                        Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit
                        (h)(3)(i) to PEA No. 22 to the Registration Statement filed on April 29, 2002.

                 (ii) Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2002 between CDC IXIS Advisers and the Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit
                        (h)(3)(ii) to PEA No. 22 to the Registration Statement filed on April 29, 2002.

         (4) Securities Lending Agency Agreement dated May 1, 2002 between the Registrant on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC Nvest Large Cap Value Fund and CDC Nvest Select Fund, and IBT is filed herewith.

         (i)            Legal Opinion.

         (1) Opinion of Ropes & Gray with respect to CDC Nvest Large Cap Value Fund is incorporated by reference to PEA No. 3 to the Registration Statement filed on November 22, 1995.

         (2) Opinion of Ropes & Gray with respect to CDC Nvest Jurika & Voyles Small Cap Growth Fund is incorporated by reference to exhibit I to PEA No. 7 to the Registration Statement filed on February 16, 1999.

         (3) Opinion of Ropes & Gray with respect to CDC Nvest Select Fund is incorporated by reference to exhibit i(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

(j)                     Other Opinions.


                        Consent of PricewaterhouseCoopers LLP will be filed by amendment.


(k)                     Omitted Financial Statements.

                        Not applicable.

(l)                     Initial Capital Agreements.


                        Not applicable.


(m)                     Rule 12b-1 Plans.


         (1)     (a)    Rule 12b-1 Plan for class A shares of CDC Nvest
                        Large Cap Value Fund is incorporated by reference to exhibit m(1) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Value Fund is incorporated by reference to exhibit m(2) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Value Fund is incorporated by reference to exhibit m(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (2)     (a)    Rule 12b-1 Plan for class A shares of CDC Nvest
                        Jurika & Voyles Small Cap Growth Fund is incorporated by reference to exhibit m(4) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                 (b) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund is incorporated by reference to exhibit m(5) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                 (c) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund is incorporated by reference to exhibit m(6) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (3)     (a)    Rule 12b-1 Plan relating to class A shares of CDC
                        Nvest Select Fund is incorporated by reference to exhibit m(13) to PEA No. 15 to the Registration
                        Statement filed on March 12, 2001.

                 (b) Rule 12b-1 Plan relating to class B shares of CDC Nvest Select Fund is incorporated by reference to exhibit m(14) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                 (c) Rule 12b-1 Plan relating to class C shares of CDC Nvest Select Fund is incorporated by reference to exhibit m
                        (15) to PEA No. 15 to the Registration Statement filed on March 12, 2001.


(n)                     Rule 18f-3 Plan

                        Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective December 13, 2001, isincorporated by reference to exhibit (n) to PEA No. 21 to the Registration Statement filed on February 27, 2002.

(p)                     Code of Ethics

         (1) Code of Ethics dated August 25, 2000 for Registrant is incorporated by reference to exhibit p(1)(ii) to PEA No. 12 to the Registration Statement filed on December 22, 2000.


         (2) Code of Ethics dated April 1, 2002 for CDC IXIS Advisers and CDC IXIS Distributors is filed herewith.

         (3) Code of Ethics and Policy on Personal Trading effective May 20, 2002 for Jurika & Voyles is filed herewith.


         (4) Code of Ethics dated April 20, 2001 for Vaughan Nelson is incorporated by reference to exhibit (p)(4) to PEA No. 17 to the Registration Statement filed on September 10, 2001.




         (5) Code of Ethics effective January 31, 2002 for Harris Associates is filed herewith.


(q)                     Powers of Attorney


         (1) Power of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Pendleton P. White dated November 22, 2002 designating John M. Loder, John E. Pelletier and Mark E. Bradley as attorneys to sign for each Trustee is filed herewith.

         (2) Power of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane and Pendleton P. White dated February 28, 2003 designating John M. Loder, John E. Pelletier and Nicholas H. Palmerino as attorneys to sign for each Trustee is filed herewith.


Item 24. Persons Controlled by or under Common Control with the Fund.

         None.

Item 25.  Indemnification.


         Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the initial Registration Statement filed on August 23, 1995 as exhibit (b)(2) and which is incorporated by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America") and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.



Item 26.  Business and Other Connections of Investment Adviser

(a) CDC IXIS Advisers, a wholly-owned subsidiary of CDC IXIS North America, serves as investment adviser to CDC Nvest Jurika & Voyles Small Cap Growth Fund, CDC Nvest Large Cap Value Fund and CDC Nvest Select Fund. CDC IXIS Advisers was organized in 1995.

               The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CDC IXIS Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act")(File No. 801-48408; IARD/CRD No. 106800).

(b)     (1)    Vaughan Nelson, the subadviser to CDC Nvest Large Cap Value
               Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

               The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

        (2) Jurika & Voyles, the subadviser to CDC Nvest Jurika & Voyles Small Cap Growth Fund, provides investment advice to other registered investment companies and to organizations and individuals. Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

               The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Jurika & Voyles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Jurika & Voyles pursuant to the Advisers Act (File No. 801-53366; IARD/CRD No. 106728).

        (3) Harris Associates serves as a subadviser to the CDC Nvest Select Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.


               The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).


Item 27. Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:


         CDC Nvest Funds Trust I
         CDC Nvest Funds Trust II
         CDC Nvest Cash Management Trust

         CDC Nvest Tax Exempt Money Market Trust
         CDC Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:


                                             Positions and Offices                Positions and Offices
                Name                       with Principal Underwriter                with Registrant
------------------------------------- ------------------------------------- -----------------------------------

CDC IXIS Asset Management             General Partner                       None
Distribution Corp.


John T. Hailer                        President and Chief Executive         President, Chief Executive
                                      Officer                               Officer and Trustee


John E. Pelletier                     Senior Vice President, General        Secretary and Clerk
                                      Counsel, Secretary and Clerk

Scott E. Wennerholm                   Senior Vice President, Treasurer,     None
                                      Chief Financial Officer,and Chief
                                      Operating Officer

Coleen Downs Dinneen                  Vice President, Deputy General        Assistant Secretary
                                      Counsel, Assistant Secretary and
                                      Assistant Clerk

                                        8


Beatriz Pina Smith                    Vice President and Assistant          None
                                      Treasurer, Controller

Anthony Loureiro                      Vice President and Chief Compliance   None
                                      Officer


Joanne Kane                           Anti-Money Laundering Compliance      None
                                      Officer


Frank S. Maselli                      Senior Vice President                 None

Kirk Williamson                       Senior Vice President                 None

George Pilibosian                     Senior Vice President                 None

Sharon Wratchford                     Senior Vice President                 None


Curt Overway                          Senior Vice President                 None

Matt Witkos                           Senior Vice President                 None


Peter Hebert                          Senior Vice President                 None

Doug Keith                            Senior Vice President                 None

Robert Krantz                         Senior Vice President                 None

John Yannone                          Senior Vice President                 None



The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)     Not applicable.

Item 28.  Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

        (a)         For all series of Registrant:

                    (i)      CDC Nvest Funds Trust III
                             399 Boylston Street
                             Boston, MA  02116


                    (ii) CDC IXIS Asset Management Services, Inc. 399 Boylston Street
                             Boston, MA 02116

                    (iii)    State Street Bank and Trust Company
                             225 Franklin Street
                             Boston, Massachusetts 02110

                    (iv)     Investors Bank & Trust Company
                             200 Clarendon Street
                             Boston, Massachusetts 02116

                    (v) CDC IXIS Asset Management Advisers, L.P. 399 Boylston Street
                             Boston, MA 02116

                    (vi) CDC IXIS Asset Management Distributors, L.P. 399 Boylston Street
                             Boston, Massachusetts 02116


        (b)         For CDC Nvest Jurika & Voyles Small Cap Growth Fund only:
                    Jurika & Voyles, L.P.
                    Lake Merritt Plaza,
                    1999 Harrison, Suite 700
                    Oakland, CA 94612

        (c)         For CDC Nvest Large Cap Value Fund only:
                    Vaughan, Nelson, Scarborough & McCollough, L.P. 600 Travis Suite 6300
                    Houston, TX  77002







        (d)         For CDC Nvest Select Fund only:
                    Harris Associates L.P.
                    Two North LaSalle Street
                    Chicago, Illinois 60602


Item 29.  Management Services

         None.

Item 30.  Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

(b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                            CDC NVEST FUNDS TRUST III
                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of February, 2003.

                                                    CDC NVEST FUNDS TRUST III

                                                    By: JOHN T. HAILER*
                                                    ----------------------------
                                                    John T. Hailer
                                                    Chief Executive Officer

                                                    *By: /s/ John E. Pelletier
                                                    --------------------------
                                                    John E. Pelletier**
                                                    Attorney-In-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                             Date

PETER S. VOSS*
-----------------------------
Peter S. Voss                Chairman of the Board; Trustee    February 28, 2003

/s/ Nicholas H. Palmerino
-----------------------------
Nicholas H. Palmerino        Treasurer                         February 28, 2003

GRAHAM T. ALLISON, JR.*
-----------------------------
Graham T. Allison, Jr.       Trustee                           February 28, 2003

DANIEL M. CAIN*
-----------------------------
Daniel M. Cain               Trustee                           February 28, 2003

KENNETH J. COWAN*
-----------------------------
Kenneth J. Cowan             Trustee                           February 28, 2003

RICHARD DARMAN*
-----------------------------
Richard Darman               Trustee                           February 28, 2003

JOHN T. HAILER*
-----------------------------
John T. Hailer               Chief Executive Officer; Trustee  February 28, 2003

SANDRA O. MOOSE*
-----------------------------
Sandra O. Moose              Trustee                           February 28, 2003

JOHN A. SHANE*
-----------------------------
John A. Shane                Trustee                           February 28, 2003

PENDLETON P. WHITE*
-----------------------------
Pendleton P. White           Trustee                           February 28, 2003

                                                   *By:    /s/ John E. Pelletier
                                                    ----------------------------
                                                              John E. Pelletier
                                                              Attorney-In-Fact**
                                                              February 28, 2003

   ** Powers of Attorney are incorporated by reference to exhibit (q)(2) filed herewith.

                            CDC Nvest Funds Trust III

                                  Exhibit Index

                        Exhibits for Item 23 of Form N-1A



Exhibit    Exhibit Description
(a)(2)     Amendment to Agreement and Declaration
(b)(2)     Amendment to By-Laws
(e)(4)     Form of Dealer Agreement
(g)(1)     Custody Agreement
(g)(2)     Delegation Agreement
(h)(4)     Securities Lending Agreement
(p)(2)     Code of Ethics for CDC IXIS Advisers and CDC IXIS Distributors
(p)(3)     Code of Ethics for Jurika & Voyles
(p)(5)     Code of Ethics for Harris Associates
(q)(1)     Powers of Attorney
(q)(2)     Powers of Attorney